UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05199

Columbia Funds Variable Insurance Trust

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Small Company Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Small Company Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Small Company Growth Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager
Managed Fund since 2015
Wayne Collete, CFA
Co-Portfolio Manager
Managed Fund since 2010
Lawrence Lin, CFA
Co-Portfolio Manager
Managed Fund since 2010
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	9.35	23.79	14.00	9.52
Class 2	06/01/00	9.24	23.49	13.72	9.24
Russell 2000 Growth Index		9.70	21.86	13.65	11.24
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Planet Fitness, Inc., Class A	3.0
Veeva Systems Inc., Class A	2.8
Bio-Techne Corp.	2.7
Paycom Software, Inc.	2.4
Cantel Medical Corp.	2.3
Inogen, Inc.	2.3
Simpson Manufacturing Co., Inc.	2.3
Healthcare Services Group, Inc.	2.2
Chemed Corp.	2.0
Six Flags Entertainment Corp.	2.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	97.1
Money Market Funds	2.9
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	18.9
Consumer Staples	3.0
Energy	2.7
Financials	5.1
Health Care	28.8
Industrials	14.7
Information Technology	22.8
Materials	1.1
Real Estate	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,093.50	1,020.34	4.80	4.63	0.92
Class 2	1,000.00	1,000.00	1,092.40	1,019.10	6.10	5.89	1.17
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 18.5%
Auto Components 1.5%
LCI Industries	5,031	453,545
Hotels, Restaurants & Leisure 10.1%
Eldorado Resorts, Inc.(a)	5,461	213,525
Hilton Grand Vacations, Inc.(a)	12,526	434,652
Penn National Gaming, Inc.(a)	13,783	462,971
Planet Fitness, Inc., Class A(a)	20,388	895,849
Six Flags Entertainment Corp.	8,582	601,169
Wingstop, Inc.	9,655	503,219
Total		3,111,385
Internet & Direct Marketing Retail 0.7%
Nutrisystem, Inc.	5,788	222,838
Media 2.0%
World Wrestling Entertainment, Inc., Class A	8,151	593,556
Multiline Retail 1.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,175	375,187
Specialty Retail 3.0%
Five Below, Inc.(a)	4,826	471,548
Floor & Decor Holdings, Inc.(a)	6,390	315,219
Sleep Number Corp.(a)	4,964	144,055
Total		930,822
Total Consumer Discretionary		5,687,333
Consumer Staples 2.9%
Beverages 0.7%
Fever-Tree Drinks PLC	4,864	216,834
Food Products 1.7%
Calavo Growers, Inc.	2,767	266,047
Freshpet, Inc.(a)	9,605	263,657
Total		529,704
Household Products 0.5%
HRG Group(a)	11,067	144,867
Total Consumer Staples		891,405
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.7%
Energy Equipment & Services 1.4%
Frank’s International NV	24,016	187,325
Nabors Industries Ltd.	35,489	227,484
Total		414,809
Oil, Gas & Consumable Fuels 1.3%
Carrizo Oil & Gas, Inc.(a)	8,215	228,788
Delek U.S. Holdings, Inc.	3,406	170,879
Total		399,667
Total Energy		814,476
Financials 5.0%
Banks 1.7%
Carolina Financial Corp.	7,215	309,668
Heritage Financial Corp.	6,438	224,364
Total		534,032
Capital Markets 1.2%
MarketAxess Holdings, Inc.	1,791	354,367
Thrifts & Mortgage Finance 2.1%
LendingTree, Inc.(a)	1,662	355,336
WSFS Financial Corp.	5,647	300,985
Total		656,321
Total Financials		1,544,720
Health Care 28.2%
Biotechnology 6.9%
ACADIA Pharmaceuticals, Inc.(a)	5,560	84,901
Adaptimmune Therapeutics PLC, ADR(a)	6,823	80,989
Alder Biopharmaceuticals, Inc.(a)	18,498	292,268
Arena Pharmaceuticals, Inc.(a)	1,798	78,393
Atara Biotherapeutics, Inc.(a)	5,084	186,837
bluebird bio, Inc.(a)	752	118,026
Immunomedics, Inc.(a)	9,158	216,770
Loxo Oncology, Inc.(a)	1,133	196,553
Nightstar Therapeutics PLC, ADR(a)	5,457	87,312
Puma Biotechnology, Inc.(a)	2,874	169,997
Sage Therapeutics, Inc.(a)	1,588	248,570
Spark Therapeutics, Inc.(a)	1,590	131,588
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TESARO, Inc.(a)	2,672	118,824
uniQure NV(a)	2,945	111,321
Total		2,122,349
Health Care Equipment & Supplies 9.7%
Cantel Medical Corp.	7,196	707,799
Inogen, Inc.(a)	3,764	701,346
iRhythm Technologies, Inc.(a)	3,582	290,608
Quidel Corp.(a)	7,219	480,063
Quotient Ltd.(a)	30,915	248,247
West Pharmaceutical Services, Inc.	5,495	545,599
Total		2,973,662
Health Care Providers & Services 2.0%
Chemed Corp.	1,897	610,474
Health Care Technology 4.7%
Medidata Solutions, Inc.(a)	2,526	203,494
Veeva Systems Inc., Class A(a)	10,806	830,549
Vocera Communications, Inc.(a)	14,130	422,346
Total		1,456,389
Life Sciences Tools & Services 3.6%
Bio-Techne Corp.	5,414	801,001
Pra Health Sciences, Inc.(a)	3,260	304,354
Total		1,105,355
Pharmaceuticals 1.3%
Aerie Pharmaceuticals, Inc.(a)	2,440	164,822
Odonate Therapeutics, Inc.(a)	3,369	74,388
Supernus Pharmaceuticals, Inc.(a)	2,878	172,248
Total		411,458
Total Health Care		8,679,687
Industrials 14.4%
Airlines 1.0%
Copa Holdings SA, Class A	3,219	304,582
Building Products 2.2%
Simpson Manufacturing Co., Inc.	10,906	678,244
Commercial Services & Supplies 2.2%
Healthcare Services Group, Inc.	15,611	674,239
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.0%
ITT, Inc.	6,076	317,592
John Bean Technologies Corp.	6,612	587,807
Total		905,399
Professional Services 2.0%
Exponent, Inc.	4,468	215,805
Wageworks, Inc.(a)	7,906	395,300
Total		611,105
Road & Rail 0.9%
Saia, Inc.(a)	3,489	282,086
Trading Companies & Distributors 3.1%
Beacon Roofing Supply, Inc.(a)	11,945	509,096
SiteOne Landscape Supply, Inc.(a)	5,426	455,621
Total		964,717
Total Industrials		4,420,372
Information Technology 22.4%
Internet Software & Services 6.9%
Alteryx, Inc., Class A(a)	6,534	249,337
Coupa Software, Inc.(a)	3,239	201,595
Etsy, Inc.(a)	7,170	302,502
GTT Communications, Inc.(a)	5,393	242,685
Match Group, Inc.(a)	8,181	316,932
Mimecast Ltd.(a)	5,863	241,614
New Relic, Inc.(a)	4,145	416,946
Q2 Holdings, Inc.(a)	2,611	148,958
Total		2,120,569
IT Services 2.4%
EPAM Systems, Inc.(a)	2,583	321,145
Euronet Worldwide, Inc.(a)	1,808	151,456
Pagseguro Digital Ltd., Class A(a)	9,431	261,710
Total		734,311
Semiconductors & Semiconductor Equipment 2.7%
Entegris, Inc.	4,468	151,465
Ichor Holdings Ltd.(a)	6,377	135,320
Silicon Laboratories, Inc.(a)	3,715	370,014
Universal Display Corp.	2,050	176,300
Total		833,099

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.4%
Bottomline Technologies de, Inc.(a)	8,547	425,897
Ellie Mae, Inc.(a)	2,950	306,328
Everbridge, Inc.(a)	5,380	255,120
ForeScout Technologies, Inc.(a)	8,220	281,617
HubSpot, Inc.(a)	4,144	519,658
Paycom Software, Inc.(a)	7,265	718,000
RealPage, Inc.(a)	5,452	300,405
RingCentral, Inc., Class A(a)	3,313	233,069
SailPoint Technologies Holding, Inc.(a)	6,459	158,504
Total		3,198,598
Total Information Technology		6,886,577
Materials 1.1%
Chemicals 1.1%
KMG Chemicals, Inc.	4,409	325,296
Total Materials		325,296
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Coresite Realty Corp.	3,548	393,190
Retail Opportunity Investments Corp.	8,433	161,576
STORE Capital Corp.	12,093	331,348
Total		886,114
Total Real Estate		886,114
Total Common Stocks (Cost $26,656,008)		30,135,980

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	890,053	890,053
Total Money Market Funds (Cost $890,053)		890,053
Total Investments in Securities (Cost: $27,546,061)		31,026,033
Other Assets & Liabilities, Net		(302,068)
Net Assets		30,723,965

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	718,160	8,987,340	(8,815,447)	890,053	(40)	(31)	3,798	890,053
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	5,687,333	—	—	—	5,687,333
Consumer Staples	674,571	216,834	—	—	891,405
Energy	814,476	—	—	—	814,476
Financials	1,544,720	—	—	—	1,544,720
Health Care	8,679,687	—	—	—	8,679,687
Industrials	4,420,372	—	—	—	4,420,372
Information Technology	6,886,577	—	—	—	6,886,577
Materials	325,296	—	—	—	325,296
Real Estate	886,114	—	—	—	886,114
Total Common Stocks	29,919,146	216,834	—	—	30,135,980
Money Market Funds	—	—	—	890,053	890,053
Total Investments in Securities	29,919,146	216,834	—	890,053	31,026,033
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $26,656,008)	$30,135,980
Affiliated issuers (cost $890,053)	890,053
Receivable for:
Investments sold	677,371
Capital shares sold	5,552
Dividends	10,866
Expense reimbursement due from Investment Manager	7,620
Trustees’ deferred compensation plan	45,005
Total assets	31,772,447
Liabilities
Payable for:
Investments purchased	880,419
Capital shares purchased	38,612
Management services fees	21,769
Distribution and/or service fees	111
Service fees	3,710
Compensation of board members	30,226
Compensation of chief compliance officer	3
Other expenses	28,627
Trustees’ deferred compensation plan	45,005
Total liabilities	1,048,482
Net assets applicable to outstanding capital stock	$30,723,965
Represented by
Paid in capital	18,992,340
Excess of distributions over net investment income	(121,374)
Accumulated net realized gain	8,373,027
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	3,479,972
Total - representing net assets applicable to outstanding capital stock	$30,723,965
Class 1
Net assets	$30,173,574
Shares outstanding	1,474,820
Net asset value per share	$20.46
Class 2
Net assets	$550,391
Shares outstanding	28,040
Net asset value per share	$19.63
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$94,498
Dividends — affiliated issuers	3,798
Interest	4,368
Total income	102,664
Expenses:
Management services fees	132,474
Distribution and/or service fees
Class 2	670
Service fees	20,115
Compensation of board members	8,333
Custodian fees	5,839
Printing and postage fees	5,706
Audit fees	14,527
Legal fees	328
Compensation of chief compliance officer	5
Other	2,991
Total expenses	190,988
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(50,683)
Total net expenses	140,305
Net investment loss	(37,641)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,956,854
Investments — affiliated issuers	(40)
Foreign currency translations	(248)
Net realized gain	3,956,566
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,185,977)
Investments — affiliated issuers	(31)
Net change in unrealized appreciation (depreciation)	(1,186,008)
Net realized and unrealized gain	2,770,558
Net increase in net assets resulting from operations	$2,732,917
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment loss	$(37,641)	$(111,478)
Net realized gain	3,956,566	4,640,327
Net change in unrealized appreciation (depreciation)	(1,186,008)	2,966,718
Net increase in net assets resulting from operations	2,732,917	7,495,567
Distributions to shareholders
Net realized gains
Class 1	—	(1,551,026)
Class 2	—	(29,649)
Total distributions to shareholders	—	(1,580,675)
Decrease in net assets from capital stock activity	(2,889,407)	(2,399,665)
Total increase (decrease) in net assets	(156,490)	3,515,227
Net assets at beginning of period	30,880,455	27,365,228
Net assets at end of period	$30,723,965	$30,880,455
Excess of distributions over net investment income	$(121,374)	$(83,733)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	28,412	557,135	121,514	2,012,224
Distributions reinvested	—	—	91,994	1,551,026
Redemptions	(175,166)	(3,409,994)	(349,288)	(5,945,182)
Net decrease	(146,754)	(2,852,859)	(135,780)	(2,381,932)
Class 2
Subscriptions	173	3,202	4,502	71,299
Distributions reinvested	—	—	1,829	29,649
Redemptions	(2,167)	(39,750)	(7,064)	(118,681)
Net decrease	(1,994)	(36,548)	(733)	(17,733)
Total net decrease	(148,748)	(2,889,407)	(136,513)	(2,399,665)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$18.71	(0.02)	1.77	1.75	—	—	—
Year Ended 12/31/2017	$15.31	(0.06)	4.43	4.37	—	(0.97)	(0.97)
Year Ended 12/31/2016	$16.85	(0.02)	1.93	1.91	—	(3.45)	(3.45)
Year Ended 12/31/2015	$17.04	(0.08)	0.82	0.74	—	(0.93)	(0.93)
Year Ended 12/31/2014	$18.20	(0.08)	(0.78)	(0.86)	—	(0.30)	(0.30)
Year Ended 12/31/2013	$12.97	(0.09)	5.34	5.25	(0.02)	—	(0.02)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$17.97	(0.05)	1.71	1.66	—	—	—
Year Ended 12/31/2017	$14.75	(0.10)	4.25	4.15	—	(0.93)	(0.93)
Year Ended 12/31/2016	$16.34	(0.06)	1.87	1.81	—	(3.40)	(3.40)
Year Ended 12/31/2015	$16.59	(0.12)	0.80	0.68	—	(0.93)	(0.93)
Year Ended 12/31/2014	$17.77	(0.12)	(0.76)	(0.88)	—	(0.30)	(0.30)
Year Ended 12/31/2013	$12.69	(0.12)	5.20	5.08	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$20.46	9.35%	1.25% (c)	0.92% (c)	(0.24%) (c)	87%	$30,174
Year Ended 12/31/2017	$18.71	29.25%	1.25%	0.93%	(0.38%)	153%	$30,341
Year Ended 12/31/2016	$15.31	12.74%	1.29%	0.94%	(0.13%)	183%	$26,912
Year Ended 12/31/2015	$16.85	3.83%	1.17%	0.96%	(0.47%)	150%	$27,479
Year Ended 12/31/2014	$17.04	(4.64%)	1.17%	0.96%	(0.50%)	138%	$30,488
Year Ended 12/31/2013	$18.20	40.47%	1.14%	0.97%	(0.55%)	127%	$38,072
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$19.63	9.24%	1.50% (c)	1.17% (c)	(0.49%) (c)	87%	$550
Year Ended 12/31/2017	$17.97	28.84%	1.50%	1.18%	(0.63%)	153%	$540
Year Ended 12/31/2016	$14.75	12.53%	1.54%	1.19%	(0.38%)	183%	$454
Year Ended 12/31/2015	$16.34	3.56%	1.42%	1.21%	(0.72%)	150%	$495
Year Ended 12/31/2014	$16.59	(4.86%)	1.43%	1.21%	(0.75%)	138%	$437
Year Ended 12/31/2013	$17.77	40.03%	1.39%	1.22%	(0.79%)	127%	$471
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Small Company Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
18	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.13% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.89%	0.93%
Class 2	1.14	1.18
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
27,546,000	4,425,000	(945,000)	3,480,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $25,838,566 and $28,773,642, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
20	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Shareholder concentration risk
At June 30, 2018, two unaffiliated shareholders of record owned 80.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Small Company Growth Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	23

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of servicp under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the eighth, fifth and thirty-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the first and fourth quintiles,
24	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	25

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
26	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2018	27

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Columbia Variable Portfolio – Small Company Growth Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
C-1510 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Small Cap Value Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Small Cap Value Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Jeremy Javidi, CFA
Portfolio Manager
Managed Fund since 2005
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/19/98	3.55	15.17	12.37	10.39
Class 2	06/01/00	3.47	14.97	12.11	10.18
Russell 2000 Value Index		5.44	13.10	11.18	9.88
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
MGIC Investment Corp.	1.3
Radian Group, Inc.	1.3
Louisiana-Pacific Corp.	1.3
Sunstone Hotel Investors, Inc.	1.2
RLJ Lodging Trust	1.1
Mack-Cali Realty Corp.	1.0
UMB Financial Corp.	1.0
BankUnited, Inc.	1.0
PotlatchDeltic Corp.	1.0
Investors Bancorp, Inc.	1.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	99.3
Money Market Funds	0.7
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	10.3
Consumer Staples	6.7
Energy	8.5
Financials	32.7
Health Care	3.9
Industrials	13.6
Information Technology	7.4
Materials	7.5
Real Estate	8.1
Telecommunication Services	0.5
Utilities	0.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,035.50	1,020.29	4.72	4.68	0.93
Class 2	1,000.00	1,000.00	1,034.70	1,019.05	5.99	5.94	1.18
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Auto Components 2.5%
Cooper Tire & Rubber Co.	99,424	2,614,851
Gentherm, Inc.(a)	45,339	1,781,823
Modine Manufacturing Co.(a)	93,868	1,713,091
Visteon Corp.(a)	26,610	3,439,076
Total		9,548,841
Diversified Consumer Services 0.4%
Carriage Services, Inc.	58,540	1,437,157
Household Durables 2.2%
Cavco Industries, Inc.(a)	8,707	1,808,008
Ethan Allen Interiors, Inc.	105,990	2,596,755
Hamilton Beach Brands Holding Co.	46,338	1,346,119
Hooker Furniture Corp.	30,743	1,441,847
Lifetime Brands, Inc.	72,247	913,925
Total		8,106,654
Leisure Products 0.5%
Acushnet Holdings Corp.	25,894	633,367
Malibu Boats, Inc., Class A(a)	33,322	1,397,525
Total		2,030,892
Media 1.0%
AMC Entertainment Holdings, Inc., Class A	75,473	1,200,021
Criteo SA, ADR(a)	48,725	1,600,616
Liberty Latin America Ltd., Class C(a)	53,873	1,044,059
Total		3,844,696
Multiline Retail 0.5%
Hudson’s Bay Co.	204,316	1,821,461
Specialty Retail 2.4%
Aaron’s, Inc.	62,818	2,729,442
GameStop Corp., Class A	63,930	931,460
Sally Beauty Holdings, Inc.(a)	73,880	1,184,296
Signet Jewelers Ltd.	53,878	3,003,698
Vitamin Shoppe, Inc.(a)	161,569	1,122,905
Total		8,971,801
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.8%
Skechers U.S.A., Inc., Class A(a)	43,600	1,308,436
Steven Madden Ltd.	33,648	1,786,709
Total		3,095,145
Total Consumer Discretionary		38,856,647
Consumer Staples 6.7%
Food & Staples Retailing 3.4%
Andersons, Inc. (The)	62,377	2,133,293
Natural Grocers by Vitamin Cottage, Inc.(a)	94,185	1,199,917
Smart & Final Stores, Inc.(a)	396,026	2,197,944
SpartanNash Co.	69,219	1,766,469
United Natural Foods, Inc.(a)	70,530	3,008,810
Weis Markets, Inc.	47,538	2,535,677
Total		12,842,110
Food Products 2.7%
Fresh Del Monte Produce, Inc.	76,486	3,407,452
Hain Celestial Group, Inc. (The)(a)	121,270	3,613,846
Sanderson Farms, Inc.	28,755	3,023,588
Total		10,044,886
Personal Products 0.6%
Inter Parfums, Inc.	45,222	2,419,377
Total Consumer Staples		25,306,373
Energy 8.4%
Energy Equipment & Services 1.6%
Aspen Aerogels, Inc.(a)	126,866	621,643
Dawson Geophysical Co.(a)	260,410	2,057,239
Natural Gas Services Group, Inc.(a)	57,336	1,353,130
ProPetro Holding Corp.(a)	114,480	1,795,046
Smart Sand, Inc.(a)	77,890	413,596
Total		6,240,654
Oil, Gas & Consumable Fuels 6.8%
Callon Petroleum Co.(a)	161,768	1,737,388
Carrizo Oil & Gas, Inc.(a)	83,431	2,323,553
Delek U.S. Holdings, Inc.	66,263	3,324,415
Earthstone Energy, Inc., Class A(a)	102,708	908,966
Gulfport Energy Corp.(a)	234,630	2,949,299
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jagged Peak Energy, Inc.(a)	96,612	1,257,888
Laredo Petroleum, Inc.(a)	216,210	2,079,940
Pacific Ethanol, Inc.(a)	532,210	1,383,746
Range Resources Corp.	143,710	2,404,268
SM Energy Co.	119,297	3,064,740
Southwestern Energy Co.(a)	331,100	1,754,830
WildHorse Resource Development Corp.(a)	100,951	2,560,118
Total		25,749,151
Total Energy		31,989,805
Financials 32.5%
Banks 17.5%
BancFirst Corp.	50,672	2,999,782
BankUnited, Inc.	91,893	3,753,829
Banner Corp.	56,310	3,385,920
Boston Private Financial Holdings, Inc.	172,556	2,743,640
Bridge Bancorp, Inc.	43,601	1,567,456
Brookline Bancorp, Inc.	155,831	2,898,457
Capital City Bank Group, Inc.	87,635	2,070,815
CenterState Bank Corp.	93,123	2,776,928
Columbia Banking System, Inc.	69,309	2,834,738
Community Trust Bancorp, Inc.	38,727	1,934,414
FCB Financial Holdings, Inc., Class A(a)	53,359	3,137,509
First BanCorp(a)	335,300	2,565,045
First Citizens BancShares Inc., Class A	7,762	3,130,415
First Financial Corp.	39,859	1,807,606
First of Long Island Corp. (The)	66,850	1,661,222
Heritage Financial Corp.	42,296	1,474,016
Hilltop Holdings, Inc.	134,160	2,960,911
Investors Bancorp, Inc.	288,453	3,689,314
National Bank Holdings Corp., Class A	54,585	2,106,435
Northrim BanCorp, Inc.	63,280	2,502,724
OFG Bancorp	107,270	1,507,144
Popular, Inc.	57,567	2,602,604
Sierra Bancorp	36,771	1,038,413
Towne Bank	92,646	2,973,937
UMB Financial Corp.	50,050	3,815,311
Union Bankshares Corp.	65,150	2,533,032
Total		66,471,617
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.7%
GAIN Capital Holdings, Inc.	199,032	1,502,692
INTL FCStone, Inc.(a)	53,305	2,756,401
Moelis & Co., ADR, Class A	33,684	1,975,567
Total		6,234,660
Consumer Finance 1.2%
Enova International, Inc.(a)	46,411	1,696,322
FirstCash, Inc.	33,444	3,004,943
Total		4,701,265
Insurance 6.5%
American Equity Investment Life Holding Co.	102,017	3,672,612
Baldwin & Lyons, Inc., Class B	55,686	1,358,738
Crawford & Co., Class A	35,883	308,953
EMC Insurance Group, Inc.	53,602	1,489,064
Employers Holdings, Inc.	59,375	2,386,875
FBL Financial Group, Inc., Class A	38,129	3,002,659
Global Indemnity Ltd	33,499	1,305,791
Heritage Insurance Holdings, Inc.	117,504	1,958,792
Horace Mann Educators Corp.	44,111	1,967,351
National Western Life Group, Inc., Class A	6,956	2,137,300
Navigators Group, Inc. (The)	38,270	2,181,390
United Fire Group, Inc.	48,630	2,650,821
Total		24,420,346
Thrifts & Mortgage Finance 5.6%
HomeStreet, Inc.(a)	96,770	2,607,952
MGIC Investment Corp.(a)	469,384	5,031,796
Provident Financial Holdings, Inc.	82,280	1,569,902
Radian Group, Inc.	305,150	4,949,533
Washington Federal, Inc.	86,335	2,823,154
Western New England Bancorp, Inc.	197,813	2,175,943
WSFS Financial Corp.	38,645	2,059,779
Total		21,218,059
Total Financials		123,045,947

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 3.8%
Biotechnology 2.4%
ACADIA Pharmaceuticals, Inc.(a)	62,267	950,817
Ardelyx, Inc.(a)	179,820	665,334
Coherus Biosciences, Inc.(a)	66,524	931,336
Dynavax Technologies Corp.(a)	78,688	1,199,992
Intercept Pharmaceuticals, Inc.(a)	11,530	967,482
Novavax, Inc.(a)	608,774	815,757
Puma Biotechnology, Inc.(a)	32,180	1,903,447
TESARO, Inc.(a)	37,270	1,657,397
Total		9,091,562
Health Care Equipment & Supplies 0.9%
iRadimed Corp.(a)	86,230	1,789,273
Quotient Ltd.(a)	112,983	907,253
Sientra, Inc.(a)	50,121	977,861
Total		3,674,387
Pharmaceuticals 0.5%
BioDelivery Sciences International, Inc.(a)	335,116	988,592
TherapeuticsMD, Inc.(a)	131,650	821,496
Total		1,810,088
Total Health Care		14,576,037
Industrials 13.5%
Aerospace & Defense 0.5%
Aerojet Rocketdyne Holdings, Inc.(a)	69,970	2,063,415
Airlines 0.4%
Spirit Airlines, Inc.(a)	45,160	1,641,566
Building Products 1.6%
Apogee Enterprises, Inc.	44,830	2,159,461
Caesarstone Ltd.	77,595	1,171,685
Universal Forest Products, Inc.	70,841	2,594,197
Total		5,925,343
Commercial Services & Supplies 1.4%
Herman Miller, Inc.	66,670	2,260,113
Unifirst Corp.	17,533	3,101,588
Total		5,361,701
Construction & Engineering 0.4%
Northwest Pipe Co.(a)	70,036	1,356,597
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.7%
Encore Wire Corp.	58,599	2,780,522
Machinery 5.1%
DMC Global Inc	35,488	1,593,411
EnPro Industries, Inc.	22,496	1,573,595
Global Brass & Copper Holdings, Inc.	67,330	2,110,796
Gorman-Rupp Co.	47,006	1,645,210
Kennametal, Inc.	58,250	2,091,175
LB Foster Co., Class A(a)	59,330	1,361,624
Lydall, Inc.(a)	29,468	1,286,278
Mueller Industries, Inc.	79,779	2,354,278
Standex International Corp.	20,490	2,094,078
Titan International, Inc.	114,004	1,223,263
Wabash National Corp.	96,340	1,797,704
Total		19,131,412
Professional Services 0.6%
Korn/Ferry International	34,790	2,154,545
Road & Rail 1.4%
Heartland Express, Inc.	77,970	1,446,344
Marten Transport Ltd.	74,650	1,750,542
Werner Enterprises, Inc.	56,378	2,116,994
Total		5,313,880
Trading Companies & Distributors 1.4%
Houston Wire & Cable Co.(a)	156,925	1,333,863
Textainer Group Holdings Ltd.(a)	179,297	2,850,822
Transcat, Inc.(a)	55,590	1,050,651
Total		5,235,336
Total Industrials		50,964,317
Information Technology 7.3%
Communications Equipment 1.9%
Acacia Communications, Inc.(a)	43,269	1,506,194
Digi International, Inc.(a)	124,329	1,641,143
Lumentum Holdings, Inc.(a)	26,570	1,538,403
Netscout Systems, Inc.(a)	90,550	2,689,335
Total		7,375,075

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.5%
AVX Corp.	175,142	2,744,475
MTS Systems Corp.	26,079	1,373,060
OSI Systems, Inc.(a)	19,510	1,508,708
Total		5,626,243
IT Services 1.4%
Euronet Worldwide, Inc.(a)	15,660	1,311,838
Mantech International Corp., Class A	48,065	2,578,207
TTEC Holdings, Inc.	40,720	1,406,876
Total		5,296,921
Semiconductors & Semiconductor Equipment 1.0%
Adesto Technologies Corp.(a)	119,881	1,007,000
MACOM Technology Solutions Holdings, Inc.(a)	115,673	2,665,106
Total		3,672,106
Software 0.7%
MicroStrategy, Inc., Class A(a)	22,080	2,820,720
Technology Hardware, Storage & Peripherals 0.8%
Electronics for Imaging, Inc.(a)	65,720	2,139,843
Stratasys Ltd.(a)	45,457	870,047
Total		3,009,890
Total Information Technology		27,800,955
Materials 7.4%
Chemicals 0.8%
Flotek Industries, Inc.(a)	468,632	1,513,681
Tronox Ltd., Class A	79,411	1,562,809
Total		3,076,490
Construction Materials 0.3%
Forterra, Inc.(a)	102,497	997,296
Containers & Packaging 0.4%
Greif, Inc., Class A	29,115	1,539,892
Metals & Mining 4.2%
Allegheny Technologies, Inc.(a)	104,814	2,632,928
Capstone Mining Corp.(a)	1,712,291	1,315,494
Centerra Gold, Inc.(a)	285,850	1,589,445
Commercial Metals Co.	132,330	2,793,486
Ferroglobe PLC	208,823	1,789,613
Olympic Steel, Inc.	85,142	1,737,748
Common Stocks (continued)
Issuer	Shares	Value ($)
TimkenSteel Corp.(a)	91,180	1,490,793
Universal Stainless & Alloy Products, Inc.(a)	104,362	2,470,248
Total		15,819,755
Paper & Forest Products 1.7%
Domtar Corp.	41,120	1,963,069
Louisiana-Pacific Corp.	173,230	4,715,321
Total		6,678,390
Total Materials		28,111,823
Real Estate 8.0%
Equity Real Estate Investment Trusts (REITS) 7.6%
Chesapeake Lodging Trust	105,904	3,350,803
CoreCivic, Inc.	103,260	2,466,881
DDR Corp.	74,285	1,329,702
Farmland Partners, Inc.	151,510	1,333,288
Front Yard Residential Corp.	129,727	1,351,755
InfraREIT, Inc.	86,663	1,921,319
Mack-Cali Realty Corp.	191,740	3,888,487
National Health Investors, Inc.	16,967	1,250,129
PotlatchDeltic Corp.	73,311	3,727,864
RLJ Lodging Trust	181,470	4,001,414
Sunstone Hotel Investors, Inc.	261,762	4,350,484
Total		28,972,126
Real Estate Management & Development 0.4%
St. Joe Co. (The)(a)	79,850	1,433,307
Total Real Estate		30,405,433
Telecommunication Services 0.5%
Wireless Telecommunication Services 0.5%
Shenandoah Telecommunications Co.	52,864	1,728,653
Total Telecommunication Services		1,728,653
Utilities 0.8%
Gas Utilities 0.6%
Southwest Gas Holdings, Inc.	27,441	2,092,925
Water Utilities 0.2%
Consolidated Water Co., Ltd.	72,340	933,186
Total Utilities		3,026,111
Total Common Stocks (Cost $316,423,974)		375,812,101

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	2,809,300	2,809,300
Total Money Market Funds (Cost $2,809,300)		2,809,300
Total Investments in Securities (Cost: $319,233,274)		378,621,401
Other Assets & Liabilities, Net		392,152
Net Assets		379,013,553
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	4,938,168	38,522,734	(40,651,602)	2,809,300	(959)	—	29,683	2,809,300
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	38,856,647	—	—	—	38,856,647
Consumer Staples	25,306,373	—	—	—	25,306,373
Energy	31,989,805	—	—	—	31,989,805
Financials	123,045,947	—	—	—	123,045,947
Health Care	14,576,037	—	—	—	14,576,037
Industrials	50,964,317	—	—	—	50,964,317
Information Technology	27,800,955	—	—	—	27,800,955
Materials	28,111,823	—	—	—	28,111,823
Real Estate	30,405,433	—	—	—	30,405,433
Telecommunication Services	1,728,653	—	—	—	1,728,653
Utilities	3,026,111	—	—	—	3,026,111
Total Common Stocks	375,812,101	—	—	—	375,812,101
Money Market Funds	—	—	—	2,809,300	2,809,300
Total Investments in Securities	375,812,101	—	—	2,809,300	378,621,401
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $316,423,974)	$375,812,101
Affiliated issuers (cost $2,809,300)	2,809,300
Receivable for:
Investments sold	2,003,990
Capital shares sold	15,302
Dividends	439,856
Foreign tax reclaims	194
Expense reimbursement due from Investment Manager	37,105
Trustees’ deferred compensation plan	71,241
Total assets	381,189,089
Liabilities
Payable for:
Investments purchased	1,403,802
Capital shares purchased	207,200
Management services fees	267,122
Distribution and/or service fees	75,319
Service fees	68,748
Compensation of board members	2,252
Compensation of chief compliance officer	38
Other expenses	79,814
Trustees’ deferred compensation plan	71,241
Total liabilities	2,175,536
Net assets applicable to outstanding capital stock	$379,013,553
Represented by
Paid in capital	249,365,588
Undistributed net investment income	916,822
Accumulated net realized gain	69,343,002
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	59,388,127
Foreign currency translations	14
Total - representing net assets applicable to outstanding capital stock	$379,013,553
Class 1
Net assets	$7,000,735
Shares outstanding	332,991
Net asset value per share	$21.02
Class 2
Net assets	$372,012,818
Shares outstanding	17,829,421
Net asset value per share	$20.87
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,479,284
Dividends — affiliated issuers	29,683
Foreign taxes withheld	(6,719)
Total income	2,502,248
Expenses:
Management services fees	1,632,033
Distribution and/or service fees
Class 2	460,361
Service fees	247,285
Compensation of board members	10,223
Custodian fees	8,966
Printing and postage fees	38,315
Audit fees	14,504
Legal fees	4,032
Compensation of chief compliance officer	75
Other	9,086
Total expenses	2,424,880
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(225,943)
Total net expenses	2,198,937
Net investment income	303,311
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	15,950,033
Investments — affiliated issuers	(959)
Foreign currency translations	469
Net realized gain	15,949,543
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,512,911)
Foreign currency translations	14
Net change in unrealized appreciation (depreciation)	(3,512,897)
Net realized and unrealized gain	12,436,646
Net increase in net assets resulting from operations	$12,739,957
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$303,311	$552,796
Net realized gain	15,949,543	53,776,272
Net change in unrealized appreciation (depreciation)	(3,512,897)	(4,153,020)
Net increase in net assets resulting from operations	12,739,957	50,176,048
Distributions to shareholders
Net investment income
Class 1	—	(33,824)
Class 2	—	(1,205,938)
Net realized gains
Class 1	—	(420,439)
Class 2	—	(24,692,061)
Total distributions to shareholders	—	(26,352,262)
Decrease in net assets from capital stock activity	(15,552,878)	(46,183,887)
Total decrease in net assets	(2,812,921)	(22,360,101)
Net assets at beginning of period	381,826,474	404,186,575
Net assets at end of period	$379,013,553	$381,826,474
Undistributed net investment income	$916,822	$613,511
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	22,846	464,327	78,316	1,520,395
Distributions reinvested	—	—	24,476	454,263
Redemptions	(43,819)	(893,293)	(66,999)	(1,294,314)
Net increase (decrease)	(20,973)	(428,966)	35,793	680,344
Class 2
Subscriptions	428,370	8,548,416	1,039,096	19,881,093
Distributions reinvested	—	—	1,402,925	25,897,999
Redemptions	(1,169,544)	(23,672,328)	(4,815,930)	(92,643,323)
Net decrease	(741,174)	(15,123,912)	(2,373,909)	(46,864,231)
Total net decrease	(762,147)	(15,552,878)	(2,338,116)	(46,183,887)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$20.30	0.04	0.68	0.72	—	—	—
Year Ended 12/31/2017	$19.11	0.08	2.52	2.60	(0.10)	(1.31)	(1.41)
Year Ended 12/31/2016	$16.02	0.10	4.82	4.92	(0.11)	(1.72)	(1.83)
Year Ended 12/31/2015	$18.42	0.10	(1.15)	(1.05)	(0.15)	(1.20)	(1.35)
Year Ended 12/31/2014	$20.46	0.16	0.46	0.62	(0.12)	(2.54)	(2.66)
Year Ended 12/31/2013	$15.41	0.11	5.14	5.25	(0.20)	—	(0.20)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$20.17	0.02	0.68	0.70	—	—	—
Year Ended 12/31/2017	$19.01	0.03	2.50	2.53	(0.06)	(1.31)	(1.37)
Year Ended 12/31/2016	$15.94	0.06	4.80	4.86	(0.07)	(1.72)	(1.79)
Year Ended 12/31/2015	$18.33	0.06	(1.14)	(1.08)	(0.11)	(1.20)	(1.31)
Year Ended 12/31/2014	$20.39	0.12	0.46	0.58	(0.10)	(2.54)	(2.64)
Year Ended 12/31/2013	$15.36	0.09	5.12	5.21	(0.18)	—	(0.18)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$21.02	3.55%	1.05% (c)	0.93% (c)	0.40% (c)	24%	$7,001
Year Ended 12/31/2017	$20.30	14.31%	1.01% (d)	0.93% (d)	0.41%	52%	$7,186
Year Ended 12/31/2016	$19.11	33.04%	0.98%	0.93%	0.60%	62%	$6,081
Year Ended 12/31/2015	$16.02	(6.12%)	0.98%	0.93%	0.56%	64%	$6,045
Year Ended 12/31/2014	$18.42	3.28%	0.98%	0.88%	0.81%	51%	$7,270
Year Ended 12/31/2013	$20.46	34.22%	0.98% (d)	0.88% (d)	0.63%	58%	$8,084
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$20.87	3.47%	1.30% (c)	1.18% (c)	0.16% (c)	24%	$372,013
Year Ended 12/31/2017	$20.17	13.98%	1.26% (d)	1.18% (d)	0.14%	52%	$374,640
Year Ended 12/31/2016	$19.01	32.74%	1.23%	1.18%	0.37%	62%	$398,105
Year Ended 12/31/2015	$15.94	(6.32%)	1.23%	1.18%	0.32%	64%	$320,184
Year Ended 12/31/2014	$18.33	3.05%	1.23%	1.10%	0.60%	51%	$368,768
Year Ended 12/31/2013	$20.39	34.04%	1.23% (d)	1.03% (d)	0.51%	58%	$379,959
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	17

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
18	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
20	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.13% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.92%	0.93%
Class 2	1.17	1.18
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
319,233,000	75,553,000	(16,165,000)	59,388,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $87,930,196 and $100,916,361, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate
22	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At June 30, 2018, three unaffiliated shareholders of record owned 93.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 0.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Small Cap Value Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	25

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the fourteenth, fifth and fifteenth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the third and fourth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
26	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	27

Board Consideration and Approval of Management
Agreement  (continued)
fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
28	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2018	29

Columbia Variable Portfolio – Small Cap Value Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
C-1505 AM (8/18)

SemiAnnual Report
June 30, 2018
CTIVPSM – AQR Managed Futures Strategy Fund
(formerly Variable Portfolio - AQR Managed Futures Strategy Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

CTIVPSM – AQR Managed Futures Strategy Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
CTIVPSM – AQR Managed Futures Strategy Fund (the Fund) seeks positive absolute returns.
Portfolio management
AQR Capital Management, LLC
Clifford Asness, Ph.D., M.B.A.
John Liew, Ph.D., M.B.A.
Brian Hurst
Yao Hua Ooi
Ari Levine, M.S.
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/12	-5.29	-0.41	0.02	1.19
Class 2	04/30/12	-5.43	-0.81	-0.24	0.93
FTSE Three-Month U.S. Treasury Bill Index		0.79	1.33	0.39	0.33
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Fund at a Glance  (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	42.4	(143.1)	(100.7)
Commodities Derivative Contracts	7.4	(5.1)	2.3
Equity Derivative Contracts	26.1	(4.5)	21.6
Foreign Currency Derivative Contracts	29.4	(52.6)	(23.2)
Total Notional Market Value of Derivative Contracts	105.3	(205.3)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Notes to Consolidated Financial Statements.
Portfolio Holdings (%) (at June 30, 2018)
Money Market Funds	62.1
Treasury Bills	28.0
Other Assets	9.9
Total	100.0
Percentages indicated are based upon net assets. At period end, the Fund held an investment in money market funds (including an affiliated fund) and U.S. Treasury Bills, which have been segregated to cover obligations relating to the Fund’s investments in open futures contracts which provide exposure to the commodities market. For a description of the Fund’s investment in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	947.10	1,019.15	5.63	5.84	1.16
Class 2	1,000.00	1,000.00	945.70	1,017.90	6.84	7.09	1.41
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Consolidated Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 28.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 28.0%
U.S. Treasury Bills
07/05/2018	1.680%	2,332,000	2,331,357
07/12/2018	1.720%	1,201,000	1,200,264
07/26/2018	1.710%	35,714,000	35,668,934
08/02/2018	1.810%	24,627,000	24,585,607
08/23/2018	1.820%	1,324,000	1,320,373
11/01/2018	1.960%	1,476,000	1,466,156
11/29/2018	2.020%	6,494,000	6,439,481
12/20/2018	2.040%	2,293,000	2,270,898
Total			75,283,070
Total Treasury Bills (Cost $75,289,277)			75,283,070
Money Market Funds 62.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(b)	97,313,437	97,313,437
JPMorgan Prime Money Market Fund, Capital Shares, 2.057%(a)	35,000,000	35,007,000
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 1.758%(a)	35,000,000	35,000,000
Total Money Market Funds (Cost $167,307,337)		167,320,437
Total Investments in Securities (Cost: $242,596,614)		242,603,507
Other Assets & Liabilities, Net		26,755,123
Net Assets		269,358,630
At June 30, 2018, securities and/or cash totaling $26,591,569 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,384,400 AUD	1,793,993 USD	Citi	09/19/2018	28,988	—
9,676,000 AUD	7,148,069 USD	Citi	09/19/2018	—	(14,396)
8,332,400 BRL	2,245,171 USD	Citi	09/19/2018	112,891	—
21,600 BRL	5,480 USD	Citi	09/19/2018	—	(47)
11,950,800 CAD	9,006,169 USD	Citi	09/19/2018	—	(96,622)
57,200 CHF	58,318 USD	Citi	09/19/2018	159	—
447,969,597 COP	153,250 USD	Citi	09/19/2018	975	—
542,325,991 COP	183,884 USD	Citi	09/19/2018	—	(464)
20,018,400 EUR	23,594,052 USD	Citi	09/19/2018	75,635	—
6,194,000 EUR	7,247,812 USD	Citi	09/19/2018	—	(29,147)
99,200 GBP	133,002 USD	Citi	09/19/2018	1,617	—
184,400 GBP	243,579 USD	Citi	09/19/2018	—	(648)
1,230,800 HKD	157,257 USD	Citi	09/19/2018	169	—
1,512,400 HKD	192,981 USD	Citi	09/19/2018	—	(47)
355,342,003 HUF	1,313,910 USD	Citi	09/19/2018	47,883	—
3,564,400 HUF	12,640 USD	Citi	09/19/2018	—	(60)
13,438,110,650 IDR	931,318 USD	Citi	09/19/2018	3,390	—
7,623,600 IDR	524 USD	Citi	09/19/2018	—	(3)
49,477,200 INR	718,854 USD	Citi	09/19/2018	4,070	—
194,341,645 INR	2,800,497 USD	Citi	09/19/2018	—	(7,108)
1,087,734,367 JPY	9,969,293 USD	Citi	09/19/2018	89,844	—
3,859,763,201 KRW	3,496,226 USD	Citi	09/19/2018	21,717	—
2,368,161,984 KRW	2,122,920 USD	Citi	09/19/2018	—	(8,869)
154,834,400 MXN	7,406,343 USD	Citi	09/19/2018	—	(292,998)
10,271,200 NZD	7,120,147 USD	Citi	09/19/2018	162,908	—
14,821,200 PHP	279,354 USD	Citi	09/19/2018	3,436	—
15,954,800 PLN	4,356,125 USD	Citi	09/19/2018	91,134	—
2,580,400 PLN	686,787 USD	Citi	09/19/2018	—	(2,998)
52,231,600 SEK	6,087,200 USD	Citi	09/19/2018	220,006	—
2,427,200 SEK	271,773 USD	Citi	09/19/2018	—	(875)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	5

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,592,400 SGD	1,175,263 USD	Citi	09/19/2018	4,528	—
1,574,400 SGD	1,154,513 USD	Citi	09/19/2018	—	(2,988)
2,159,200 TRY	459,759 USD	Citi	09/19/2018	5,394	—
23,778,800 TRY	4,786,253 USD	Citi	09/19/2018	—	(217,568)
82,703,600 TWD	2,777,820 USD	Citi	09/19/2018	50,487	—
7,604,000 TWD	250,305 USD	Citi	09/19/2018	—	(454)
1,503,219 USD	2,037,600 AUD	Citi	09/19/2018	5,074	—
5,538,353 USD	7,306,800 AUD	Citi	09/19/2018	—	(129,641)
32,735 USD	123,600 BRL	Citi	09/19/2018	—	(1,105)
26,530 USD	35,200 CAD	Citi	09/19/2018	281	—
933,192 USD	1,193,600 CAD	Citi	09/19/2018	—	(24,041)
57,799 USD	57,200 CHF	Citi	09/19/2018	361	—
20,908 USD	61,726,800 COP	Citi	09/19/2018	75	—
509,802 USD	1,470,895,619 COP	Citi	09/19/2018	—	(9,811)
12,674,830 USD	10,862,000 EUR	Citi	09/19/2018	86,283	—
16,002,988 USD	13,516,800 EUR	Citi	09/19/2018	—	(122,910)
784,762 USD	589,200 GBP	Citi	09/19/2018	—	(4,401)
278,165 USD	2,180,000 HKD	Citi	09/19/2018	69	—
60,393 USD	16,410,400 HUF	Citi	09/19/2018	—	(1,925)
53,254 USD	777,774,797 IDR	Citi	09/19/2018	453	—
726,340 USD	10,334,634,701 IDR	Citi	09/19/2018	—	(12,713)
952,731 USD	64,844,400 INR	Citi	09/19/2018	—	(15,940)
56,509 USD	6,238,000 JPY	Citi	09/19/2018	148	—
12,644,846 USD	1,381,744,013 JPY	Citi	09/19/2018	—	(95,027)
42,283 USD	854,400 MXN	Citi	09/19/2018	203	—
352,671 USD	7,024,000 MXN	Citi	09/19/2018	—	(3,393)
3,365,996 USD	4,858,400 NZD	Citi	09/19/2018	—	(75,139)
279,247 USD	14,821,200 PHP	Citi	09/19/2018	—	(3,329)
1,806,190 USD	6,561,200 PLN	Citi	09/19/2018	—	(52,269)
9,567 USD	82,800 SEK	Citi	09/19/2018	—	(266)
2,253,800 USD	3,022,000 SGD	Citi	09/19/2018	—	(32,022)
118,095 USD	570,000 TRY	Citi	09/19/2018	1,851	—
139,762 USD	658,800 TRY	Citi	09/19/2018	—	(1,129)
140,969 USD	4,182,400 TWD	Citi	09/19/2018	—	(3,046)
3,388,618 USD	42,904,400 ZAR	Citi	09/19/2018	—	(293,095)
71,142,400 ZAR	5,261,794 USD	Citi	09/19/2018	128,919	—
17,682,400 ZAR	1,263,093 USD	Citi	09/19/2018	—	(12,680)
922,236,800 CLP	1,435,624 USD	Citi	09/20/2018	24,231	—
2,872,800 ILS	798,132 USD	Citi	09/20/2018	8,356	—
1,108,823 USD	694,593,216 CLP	Citi	09/20/2018	—	(45,816)
3,576,600 AUD	2,690,986 USD	JP Morgan	09/19/2018	43,479	—
14,514,000 AUD	10,722,090 USD	JP Morgan	09/19/2018	—	(21,609)
12,498,600 BRL	3,367,753 USD	JP Morgan	09/19/2018	169,334	—
32,400 BRL	8,219 USD	JP Morgan	09/19/2018	—	(72)
17,926,200 CAD	13,509,236 USD	JP Morgan	09/19/2018	—	(144,952)
85,800 CHF	87,477 USD	JP Morgan	09/19/2018	238	—
671,954,395 COP	229,875 USD	JP Morgan	09/19/2018	1,462	—
813,488,985 COP	275,826 USD	JP Morgan	09/19/2018	—	(697)
30,027,600 EUR	35,391,034 USD	JP Morgan	09/19/2018	113,408	—
9,291,000 EUR	10,871,745 USD	JP Morgan	09/19/2018	—	(43,694)
148,800 GBP	199,503 USD	JP Morgan	09/19/2018	2,426	—
276,600 GBP	365,369 USD	JP Morgan	09/19/2018	—	(972)
1,846,200 HKD	235,884 USD	JP Morgan	09/19/2018	253	—
2,268,600 HKD	289,471 USD	JP Morgan	09/19/2018	—	(72)
533,013,005 HUF	1,970,863 USD	JP Morgan	09/19/2018	71,821	—
5,346,600 HUF	18,959 USD	JP Morgan	09/19/2018	—	(90)
20,157,165,974 IDR	1,396,976 USD	JP Morgan	09/19/2018	5,083	—
11,435,400 IDR	785 USD	JP Morgan	09/19/2018	—	(4)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
74,215,800 INR	1,078,280 USD	JP Morgan	09/19/2018	6,103	—
291,512,467 INR	4,200,740 USD	JP Morgan	09/19/2018	—	(10,667)
1,631,601,545 JPY	14,953,606 USD	JP Morgan	09/19/2018	134,434	—
5,789,644,799 KRW	5,244,333 USD	JP Morgan	09/19/2018	32,570	—
3,552,242,976 KRW	3,184,376 USD	JP Morgan	09/19/2018	—	(13,307)
232,251,600 MXN	11,119,858 USD	JP Morgan	09/19/2018	—	(429,154)
15,406,800 NZD	10,680,357 USD	JP Morgan	09/19/2018	244,499	—
22,231,800 PHP	419,031 USD	JP Morgan	09/19/2018	5,154	—
23,932,200 PLN	6,534,179 USD	JP Morgan	09/19/2018	136,693	—
3,870,600 PLN	1,030,180 USD	JP Morgan	09/19/2018	—	(4,498)
78,347,400 SEK	9,130,789 USD	JP Morgan	09/19/2018	329,997	—
3,640,800 SEK	407,660 USD	JP Morgan	09/19/2018	—	(1,313)
2,388,600 SGD	1,762,892 USD	JP Morgan	09/19/2018	6,790	—
2,361,600 SGD	1,731,767 USD	JP Morgan	09/19/2018	—	(4,484)
3,238,800 TRY	689,637 USD	JP Morgan	09/19/2018	8,090	—
35,668,200 TRY	7,179,370 USD	JP Morgan	09/19/2018	—	(326,361)
124,055,400 TWD	4,166,725 USD	JP Morgan	09/19/2018	75,725	—
11,406,000 TWD	375,457 USD	JP Morgan	09/19/2018	—	(681)
2,254,831 USD	3,056,400 AUD	JP Morgan	09/19/2018	7,608	—
8,307,540 USD	10,960,200 AUD	JP Morgan	09/19/2018	—	(194,471)
49,102 USD	185,400 BRL	JP Morgan	09/19/2018	—	(1,658)
39,796 USD	52,800 CAD	JP Morgan	09/19/2018	421	—
1,399,790 USD	1,790,400 CAD	JP Morgan	09/19/2018	—	(36,063)
86,699 USD	85,800 CHF	JP Morgan	09/19/2018	541	—
31,362 USD	92,590,200 COP	JP Morgan	09/19/2018	112	—
764,704 USD	2,206,343,429 COP	JP Morgan	09/19/2018	—	(14,717)
19,012,268 USD	16,293,000 EUR	JP Morgan	09/19/2018	129,400	—
24,004,512 USD	20,275,200 EUR	JP Morgan	09/19/2018	—	(184,395)
1,177,144 USD	883,800 GBP	JP Morgan	09/19/2018	—	(6,603)
417,248 USD	3,270,000 HKD	JP Morgan	09/19/2018	104	—
90,589 USD	24,615,600 HUF	JP Morgan	09/19/2018	—	(2,888)
79,882 USD	1,166,662,195 IDR	JP Morgan	09/19/2018	679	—
1,089,512 USD	15,501,952,051 IDR	JP Morgan	09/19/2018	—	(19,071)
1,429,098 USD	97,266,600 INR	JP Morgan	09/19/2018	—	(23,912)
84,764 USD	9,357,000 JPY	JP Morgan	09/19/2018	222	—
18,966,831 USD	2,072,616,019 JPY	JP Morgan	09/19/2018	—	(142,103)
63,424 USD	1,281,600 MXN	JP Morgan	09/19/2018	305	—
529,007 USD	10,536,000 MXN	JP Morgan	09/19/2018	—	(5,090)
5,051,571 USD	7,287,600 NZD	JP Morgan	09/19/2018	—	(115,286)
418,871 USD	22,231,800 PHP	JP Morgan	09/19/2018	—	(4,994)
2,709,288 USD	9,841,800 PLN	JP Morgan	09/19/2018	—	(78,407)
14,351 USD	124,200 SEK	JP Morgan	09/19/2018	—	(399)
3,380,704 USD	4,533,000 SGD	JP Morgan	09/19/2018	—	(48,037)
177,143 USD	855,000 TRY	JP Morgan	09/19/2018	2,777	—
209,643 USD	988,200 TRY	JP Morgan	09/19/2018	—	(1,694)
211,454 USD	6,273,600 TWD	JP Morgan	09/19/2018	—	(4,569)
5,082,934 USD	64,356,600 ZAR	JP Morgan	09/19/2018	—	(439,649)
106,713,600 ZAR	7,892,682 USD	JP Morgan	09/19/2018	193,369	—
26,523,600 ZAR	1,894,637 USD	JP Morgan	09/19/2018	—	(19,022)
1,383,355,200 CLP	2,153,434 USD	JP Morgan	09/20/2018	36,344	—
4,309,200 ILS	1,197,196 USD	JP Morgan	09/20/2018	12,532	—
1,663,237 USD	1,041,889,824 CLP	JP Morgan	09/20/2018	—	(68,727)
Total				2,953,508	(4,029,372)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	7

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	133	06/2019	EUR	33,338,113	1,621	—
3-Month Euro Euribor	161	09/2019	EUR	40,330,500	49,287	—
3-Month Euro Euribor	126	12/2019	EUR	31,540,950	52,009	—
3-Month Euro Euribor	119	03/2020	EUR	29,764,875	50,311	—
3-Month Euro Euribor	96	06/2020	EUR	23,992,800	31,288	—
90-Day Sterling	8	12/2018	GBP	991,300	—	(16)
Amsterdam IDX	21	07/2018	EUR	2,316,720	—	(61,571)
Brent Crude	161	07/2018	USD	12,756,030	508,028	—
CAC40 Index	109	07/2018	EUR	5,799,345	10,037	—
Cocoa	2	09/2018	USD	50,240	1,874	—
Copper	19	09/2018	USD	3,148,300	—	(153,892)
Copper	44	09/2018	USD	3,262,600	—	(99,716)
Corn	1	09/2018	USD	17,975	—	(1,377)
Cotton	4	12/2018	USD	167,840	—	(14,423)
DAX Index	9	09/2018	EUR	2,769,413	—	(57,691)
DJIA Mini E	58	09/2018	USD	7,036,850	—	(24,519)
Euro CHF 3-Month ICE	17	12/2018	CHF	4,281,025	—	(402)
Euro CHF 3-Month ICE	13	03/2019	CHF	3,273,075	—	(194)
Euro CHF 3-Month ICE	9	06/2019	CHF	2,264,850	1,290	—
EURO STOXX 50	74	09/2018	EUR	2,509,340	—	(17,644)
Euro-Bobl	336	09/2018	EUR	44,683,733	120,337	—
Euro-Bund	64	09/2018	EUR	10,480,990	61,629	—
Euro-Buxl 30-Year	1	09/2018	EUR	181,986	6,403	—
Euro-Schatz	22	09/2018	EUR	2,469,333	2,229	—
FTSE 100 Index	279	09/2018	GBP	21,208,185	—	(178,650)
JPY Currency	166	09/2018	USD	18,815,063	—	(116,207)
Low Sulphur Gasoil	52	08/2018	USD	3,519,100	61,239	—
NASDAQ 100 E-mini	140	09/2018	USD	19,786,900	—	(382,163)
Nickel	11	09/2018	USD	983,037	7,769	—
NY Harbor ULSD	35	07/2018	USD	3,248,259	59,552	—
OMXS30 Index	187	07/2018	SEK	29,190,700	43,842	—
Primary Aluminum	34	09/2018	USD	1,811,988	—	(120,394)
RBOB Gasoline	43	07/2018	USD	3,885,067	109,818	—
Russell 2000 E-mini	270	09/2018	USD	22,241,250	—	(409,889)
S&P 500 E-mini	290	09/2018	USD	39,463,200	—	(700,655)
S&P Mid 400 E-mini	15	09/2018	USD	2,934,150	—	(23,998)
S&P/TSX 60 Index	42	09/2018	CAD	8,091,720	49,981	—
SPI 200 Index	68	09/2018	AUD	10,451,600	87,137	—
TOPIX Index	71	09/2018	JPY	1,228,655,000	—	(95,583)
WTI Crude	178	07/2018	USD	13,198,700	1,500,715	—
Total					2,816,396	(2,458,984)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(46)	12/2018	EUR	(11,532,775)	—	(2,961)
90-Day Euro$	(373)	12/2018	USD	(90,788,200)	255,214	—
90-Day Euro$	(351)	03/2019	USD	(85,328,100)	204,074	—
90-Day Euro$	(342)	06/2019	USD	(83,058,975)	154,776	—
90-Day Euro$	(341)	09/2019	USD	(82,760,700)	143,796	—
90-Day Euro$	(343)	12/2019	USD	(83,207,513)	108,449	—
90-Day Euro$	(349)	03/2020	USD	(84,649,950)	671	—
90-Day Euro$	(314)	06/2020	USD	(76,160,700)	—	(24,649)
90-Day Sterling	(2)	06/2019	GBP	(247,500)	—	(92)
AUD/USD Currency	(34)	09/2018	USD	(2,515,320)	6,978	—
Banker’s Acceptance	(2)	12/2018	CAD	(489,400)	—	(28)
Banker’s Acceptance	(29)	03/2019	CAD	(7,085,788)	—	(2,108)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
BP Currency	(30)	09/2018	USD	(2,481,750)	4,832	—
Coffee C	(15)	09/2018	USD	(647,438)	21,688	—
Euro FX	(24)	09/2018	USD	(3,520,950)	—	(662)
Gold 100 oz.	(142)	08/2018	USD	(17,813,900)	144,439	—
Hang Seng Index	(36)	07/2018	HKD	(51,706,800)	—	(72,808)
HRW Wheat	(38)	09/2018	USD	(928,150)	19,672	—
HSCEI	(83)	07/2018	HKD	(45,106,350)	14,073	—
KOSPI 200 Index	(138)	09/2018	KRW	(10,350,000,000)	199,278	—
Lean Hogs	(22)	08/2018	USD	(672,760)	3,770	—
MSCI EAFE Index	(25)	09/2018	USD	(2,444,250)	—	(6,907)
MSCI Taiwan Index	(111)	07/2018	USD	(4,302,360)	—	(37,592)
New Zealand $	(325)	09/2018	USD	(22,002,500)	451,948	—
Platinum	(34)	10/2018	USD	(1,458,090)	23,302	—
Silver	(28)	09/2018	USD	(2,267,720)	5,265	—
Soybean	(16)	11/2018	USD	(704,000)	16,430	—
Soybean Meal	(63)	12/2018	USD	(2,078,370)	47,256	—
Soybean Oil	(32)	12/2018	USD	(571,008)	24,221	—
Sugar #11	(224)	09/2018	USD	(3,073,280)	55,206	—
U.S. Treasury 10-Year Note	(555)	09/2018	USD	(66,958,846)	—	(474,758)
U.S. Treasury 2-Year Note	(244)	09/2018	USD	(51,750,416)	15,149	—
U.S. Treasury 5-Year Note	(1,498)	09/2018	USD	(170,429,258)	—	(813,723)
Wheat	(75)	09/2018	USD	(1,879,688)	—	(11,330)
Total					1,920,487	(1,447,618)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl Sep 18	Barclays	09/2018	EUR	12,159,640	—	—	65,559	—
Euro-Bobl Sep 18	Barclays	09/2018	EUR	40,840,530	—	—	—	(99,712)
Euro-Bund Sep 18	Barclays	09/2018	EUR	75,910,850	—	—	316,427	—
Euro-Buxl 30-Year Sep 18	Barclays	09/2018	EUR	10,306,600	—	—	238,992	—
Euro-Schatz Sep 18	Barclays	09/2018	EUR	21,408,235	—	—	15,086	—
Cocoa Sep 18	Citi	09/2018	USD	75,360	—	—	52	—
Coffee Sep 18	Citi	09/2018	USD	(1,985,475)	—	—	66,957	—
Corn Sep 18	Citi	09/2018	USD	(4,565,650)	—	—	53,570	—
Cotton No.2 Dec 18	Citi	12/2018	USD	671,360	—	—	—	(72,800)
Soybean Meal Dec 18	Citi	12/2018	USD	(65,980)	—	—	260	—
Soybean Nov 18	Citi	11/2018	USD	(6,556,000)	—	—	443,614	—
Soybean Oil Dec 18	Citi	12/2018	USD	(1,373,988)	—	—	74,119	—
Sugar #11 Oct 18	Citi	09/2018	USD	(356,720)	—	—	—	(6,701)
Wheat Sep 18	Citi	09/2018	USD	(50,125)	—	—	4,290	—
Wheat Sep 18	Citi	09/2018	USD	(24,425)	—	—	3,743	—
Wheat Sep 18	Citi	09/2018	USD	(50,125)	—	—	—	(1,763)
Hang Seng Index Jul 18	JP Morgan	07/2018	HKD	1,436,300	—	—	673	—
H-Shares Index Jul 18	JP Morgan	07/2018	HKD	(26,629,050)	—	—	—	(28,967)
MSCI Taiwan Index Jul 18	JP Morgan	07/2018	USD	(387,600)	—	—	—	(5,285)
Total					—	—	1,283,342	(215,228)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	9

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	115,792,213	238,467,421	(256,946,197)	97,313,437	1,942	4,692	1,487,933	97,313,437
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Treasury Bills	75,283,070	—	—	—	75,283,070
Money Market Funds	70,007,000	—	—	97,313,437	167,320,437
Total Investments in Securities	145,290,070	—	—	97,313,437	242,603,507
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,953,508	—	—	2,953,508
Futures Contracts	4,736,883	—	—	—	4,736,883
Swap Contracts	—	1,283,342	—	—	1,283,342
Liability
Forward Foreign Currency Exchange Contracts	—	(4,029,372)	—	—	(4,029,372)
Futures Contracts	(3,906,602)	—	—	—	(3,906,602)
Swap Contracts	—	(215,228)	—	—	(215,228)
Total	146,120,351	(7,750)	—	97,313,437	243,426,038
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	11

Consolidated Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $145,289,277)	$145,290,070
Affiliated issuers (cost $97,307,337)	97,313,437
Cash	133,175
Foreign currency (cost $297,629)	319,060
Cash collateral held at broker for:
Forward foreign currency exchange contracts	1,870,000
Swap contracts	930,000
Other (a)	7,040,000
Margin deposits on:
Futures contracts	16,751,569
Unrealized appreciation on forward foreign currency exchange contracts	2,953,508
Unrealized appreciation on swap contracts	1,283,342
Receivable for:
Investments sold	884,368
Capital shares sold	595
Dividends	255,046
Variation margin for futures contracts	1,380,764
Trustees’ deferred compensation plan	31,677
Total assets	276,436,611
Liabilities
Due to custodian	17,726
Unrealized depreciation on forward foreign currency exchange contracts	4,029,372
Unrealized depreciation on swap contracts	215,228
Cash collateral due to broker for:
Swap contracts	600,000
Payable for:
Investments purchased	1,271,193
Capital shares purchased	20,893
Variation margin for futures contracts	835,257
Management services fees	8,116
Distribution and/or service fees	213
Service fees	4,321
Compensation of board members	2,176
Compensation of chief compliance officer	28
Other expenses	41,781
Trustees’ deferred compensation plan	31,677
Total liabilities	7,077,981
Net assets applicable to outstanding capital stock	$269,358,630
Represented by
Paid in capital	338,328,282
Excess of distributions over net investment income	(53,326,083)
Accumulated net realized loss	(16,420,041)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	793
Investments - affiliated issuers	6,100
Foreign currency translations	(52,952)
Forward foreign currency exchange contracts	(1,075,864)
Futures contracts	830,281
Swap contracts	1,068,114
Total - representing net assets applicable to outstanding capital stock	$269,358,630
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Consolidated Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
Class 1
Net assets	$238,272,468
Shares outstanding	32,469,354
Net asset value per share	$7.34
Class 2
Net assets	$31,086,162
Shares outstanding	4,244,797
Net asset value per share	$7.32

(a)	Includes collateral related to forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	13

Consolidated Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$22,963
Dividends — affiliated issuers	1,487,933
Interest	681,146
Total income	2,192,042
Expenses:
Management services fees	1,532,372
Distribution and/or service fees
Class 2	41,530
Service fees	12,815
Compensation of board members	9,492
Custodian fees	10,122
Printing and postage fees	11,799
Audit fees	23,884
Legal fees	3,067
Compensation of chief compliance officer	55
Other	6,182
Total expenses	1,651,318
Net investment income	540,724
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	1,942
Foreign currency translations	69,358
Forward foreign currency exchange contracts	(362,732)
Futures contracts	(6,501,894)
Swap contracts	(4,257,143)
Net realized loss	(11,050,469)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,264)
Investments — affiliated issuers	4,692
Foreign currency translations	(195,270)
Forward foreign currency exchange contracts	(222,600)
Futures contracts	(5,171,016)
Swap contracts	1,048,420
Net change in unrealized appreciation (depreciation)	(4,537,038)
Net realized and unrealized loss	(15,587,507)
Net decrease in net assets resulting from operations	$(15,046,783)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income (loss)	$540,724	$(922,880)
Net realized loss	(11,050,469)	(5,577,350)
Net change in unrealized appreciation (depreciation)	(4,537,038)	4,257,327
Net decrease in net assets resulting from operations	(15,046,783)	(2,242,903)
Distributions to shareholders
Net investment income
Class 1	—	(1,482,784)
Class 2	—	(104,274)
Total distributions to shareholders	—	(1,587,058)
Increase (decrease) in net assets from capital stock activity	(1,419,795)	1,666,337
Total decrease in net assets	(16,466,578)	(2,163,624)
Net assets at beginning of period	285,825,208	287,988,832
Net assets at end of period	$269,358,630	$285,825,208
Excess of distributions over net investment income	$(53,326,083)	$(53,866,807)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	15

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	—	—	2,020	15,921
Distributions reinvested	—	—	199,836	1,482,784
Redemptions	—	—	(19,855)	(152,800)
Net increase	—	—	182,001	1,345,905
Class 2
Subscriptions	362,103	2,755,094	1,033,072	7,857,023
Distributions reinvested	—	—	14,053	104,274
Redemptions	(554,231)	(4,174,889)	(1,001,448)	(7,640,865)
Net increase (decrease)	(192,128)	(1,419,795)	45,677	320,432
Total net increase (decrease)	(192,128)	(1,419,795)	227,678	1,666,337
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

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CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	17

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$7.75	0.02	(0.43)	(0.41)	—	—	—
Year Ended 12/31/2017	$7.85	(0.02)	(0.03)	(0.05)	(0.05)	—	(0.05)
Year Ended 12/31/2016	$9.11	(0.07)	(0.69)	(0.76)	(0.50)	—	(0.50)
Year Ended 12/31/2015	$10.99	(0.11)	0.12	0.01	(1.89)	—	(1.89)
Year Ended 12/31/2014	$10.83	(0.11)	1.09	0.98	(0.16)	(0.66)	(0.82)
Year Ended 12/31/2013	$10.43	(0.10)	1.00	0.90	(0.42)	(0.08)	(0.50)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$7.74	0.01	(0.43)	(0.42)	—	—	—
Year Ended 12/31/2017	$7.84	(0.04)	(0.04)	(0.08)	(0.02)	—	(0.02)
Year Ended 12/31/2016	$9.09	(0.09)	(0.69)	(0.78)	(0.47)	—	(0.47)
Year Ended 12/31/2015	$10.97	(0.13)	0.12	(0.01)	(1.87)	—	(1.87)
Year Ended 12/31/2014	$10.82	(0.13)	1.08	0.95	(0.14)	(0.66)	(0.80)
Year Ended 12/31/2013	$10.41	(0.12)	1.00	0.88	(0.39)	(0.08)	(0.47)

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$7.34	(5.29%)	1.16% (c)	1.16% (c)	0.42% (c)	0%	$238,272
Year Ended 12/31/2017	$7.75	(0.66%)	1.19%	1.19%	(0.30%)	0%	$251,487
Year Ended 12/31/2016	$7.85	(8.90%)	1.21%	1.21%	(0.82%)	0%	$253,548
Year Ended 12/31/2015	$9.11	0.19%	1.20%	1.20%	(1.09%)	0%	$278,128
Year Ended 12/31/2014	$10.99	10.34%	1.19%	1.13%	(1.06%)	0%	$409,606
Year Ended 12/31/2013	$10.83	8.86%	1.19%	1.03%	(0.94%)	0%	$450,391
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$7.32	(5.43%)	1.41% (c)	1.41% (c)	0.17% (c)	0%	$31,086
Year Ended 12/31/2017	$7.74	(0.96%)	1.44%	1.44%	(0.55%)	0%	$34,338
Year Ended 12/31/2016	$7.84	(9.09%)	1.46%	1.46%	(1.07%)	0%	$34,441
Year Ended 12/31/2015	$9.09	(0.09%)	1.46%	1.46%	(1.34%)	0%	$23,373
Year Ended 12/31/2014	$10.97	10.00%	1.44%	1.39%	(1.32%)	0%	$11,598
Year Ended 12/31/2013	$10.82	8.71%	1.46%	1.25%	(1.17%)	0%	$6,895
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	19

Notes to Consolidated Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
CTIVPSM – AQR Managed Futures Strategy Fund (formerly known as Variable Portfolio - AQR Managed Futures Strategy Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018, Variable Portfolio - AQR Managed Futures Strategy Fund was renamed CTIVPSM – AQR Managed Futures Strategy Fund.
Basis for consolidation
VPMF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2018, the Subsidiary financial statement information is as follows:
VPMF Offshore Fund, Ltd.
% of consolidated fund net assets	23.00%
Net assets	$61,957,550
Net investment income (loss)	157,679
Net realized gain (loss)	3,294,255
Net change in unrealized appreciation (depreciation)	(1,209,679)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
20	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	21

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
22	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage exposure to movements in interest rates and to gain commodity and currency exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	23

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Total return swap contracts
The Fund entered into total return swap contracts to obtain synthetic exposure to bond, commodity and equity index futures. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	404,348*
Equity risk	Net assets — unrealized appreciation on swap contracts	673*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,953,508
Foreign exchange risk	Net assets — unrealized appreciation on futures contracts	463,758*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,258,533*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	636,064*
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	2,610,244*
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	646,605*
Total		8,973,733

24	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	2,069,670*
Equity risk	Net assets — unrealized depreciation on swap contracts	34,252*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,029,372
Foreign exchange risk	Net assets — unrealized depreciation on futures contracts	116,869*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,318,931*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	99,712*
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	401,132*
Commodity-related investment risk	Net assets — unrealized depreciation on swap contracts	81,264*
Total		8,151,202

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	4,647,262	(1,357,227)	3,290,035
Equity risk	—	(5,319,850)	(1,137,147)	(6,456,997)
Foreign exchange risk	(362,732)	(9,586,058)	—	(9,948,790)
Interest rate risk	—	3,756,752	(1,762,769)	1,993,983
Total	(362,732)	(6,501,894)	(4,257,143)	(11,121,769)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(1,488,256)	280,004	(1,208,252)
Equity risk	—	(2,427,931)	(160,106)	(2,588,037)
Foreign exchange risk	(222,600)	342,702	—	120,102
Interest rate risk	—	(1,597,531)	928,522	(669,009)
Total	(222,600)	(5,171,016)	1,048,420	(4,345,196)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	492,208,907
Futures contracts — short	1,091,886,772

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	2,315,070	(2,909,214)
Total return swap contracts	832,093	(491,569)

CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	25

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
	Barclays ($)	Citi ($)(a)	Citi ($)(a)	JPMorgan ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	1,181,535	-	1,771,973	2,953,508
OTC total return swap contracts on futures (b)	636,064	-	646,605	673	1,283,342
Total assets	636,064	1,181,535	646,605	1,772,646	4,236,850
Liabilities
Forward foreign currency exchange contracts	-	1,614,990	-	2,414,382	4,029,372
OTC total return swap contracts on futures (b)	99,712	-	81,264	34,252	215,228
Total liabilities	99,712	1,614,990	81,264	2,448,634	4,244,600
Total financial and derivative net assets	536,352	(433,455)	565,341	(675,988)	(7,750)
Total collateral received (pledged) (c)	440,000	-	160,000	-	600,000
Net amount (d)	96,352	(433,455)	405,341	(675,988)	(607,750)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
26	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 1.10% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with AQR Capital Management, LLC (AQR) to serve as the subadviser to the Fund. The Investment Manager compensates AQR to manage the investment of the Fund’s assets.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	27

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2019
Class 1	1.56%
Class 2	1.81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
28	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
242,597,000	8,989,000	(8,160,000)	829,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	9,172,154	9,259,192	18,431,346
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2018, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	29

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 94.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
30	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	31

Board Consideration and Approval of Management Agreement and Subadvisory Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement and, to more closely conform the Subadvisory Agreement to a revised form of subadvisory agreement with the same material terms, an amendment to the Subadvisory Agreement (together, the Subadvisory Agreement) between the Investment Manager and AQR Capital Management, LLC (the Subadviser) with respect to CTIVPSM – AQR Managed Futures Strategy Fund (formerly, Variable Portfolio – AQR Managed Futures Strategy Fund) (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Agreements at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;
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Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	33

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the eighty-first, seventy-eighth and fiftieth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to support the continuation of the Management Agreement and the Subadvisory Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the third and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
34	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, including with respect to funds for which unaffiliated subadvisers provide services, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Other benefits to the Investment Manager and Subadviser
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Subadviser by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	35

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.
36	CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the SAI. You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVPSM – AQR Managed Futures Strategy Fund | Semiannual Report 2018	37

CTIVPSM – AQR Managed Futures Strategy Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
C-1539 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Contrarian Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Contrarian Core Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
Portfolio management
Guy Pope, CFA
Portfolio Manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/12	-0.68	9.11	12.53	13.57
Class 2	04/30/12	-0.83	8.82	12.24	13.29
Russell 1000 Index		2.85	14.54	13.37	13.74
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Apple, Inc.	4.6
Microsoft Corp.	4.2
Alphabet, Inc., Class C	3.3
Amazon.com, Inc.	3.3
JPMorgan Chase & Co.	3.2
Facebook, Inc., Class A	3.1
Medtronic PLC	2.7
MasterCard, Inc., Class A	2.5
Berkshire Hathaway, Inc., Class B	2.4
Johnson & Johnson	2.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	98.4
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	12.2
Consumer Staples	6.5
Energy	6.6
Financials	15.5
Health Care	15.3
Industrials	6.0
Information Technology	27.3
Materials	4.5
Real Estate	2.5
Telecommunication Services	2.8
Utilities	0.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	993.20	1,021.44	3.48	3.53	0.70
Class 2	1,000.00	1,000.00	991.70	1,020.19	4.72	4.78	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 12.0%
Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	149,146	23,369,687
Royal Caribbean Cruises Ltd.	135,415	14,028,994
Total		37,398,681
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.(a)	43,420	73,805,316
Expedia Group, Inc.	86,999	10,456,410
Total		84,261,726
Media 1.6%
Comcast Corp., Class A	1,121,233	36,787,654
Multiline Retail 0.4%
Dollar General Corp.	99,953	9,855,366
Specialty Retail 2.3%
AutoZone, Inc.(a)	15,161	10,171,970
Lowe’s Companies, Inc.	329,335	31,474,546
Ulta Beauty, Inc.(a)	53,805	12,561,315
Total		54,207,831
Textiles, Apparel & Luxury Goods 2.4%
PVH Corp.	204,222	30,576,118
Tapestry, Inc.	506,275	23,648,105
Total		54,224,223
Total Consumer Discretionary		276,735,481
Consumer Staples 6.4%
Beverages 0.5%
PepsiCo, Inc.	107,459	11,699,061
Food & Staples Retailing 0.9%
SYSCO Corp.	292,240	19,957,070
Food Products 2.9%
ConAgra Foods, Inc.	449,625	16,065,101
General Mills, Inc.	259,580	11,489,011
Mondelez International, Inc., Class A	969,890	39,765,490
Total		67,319,602
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.1%
Philip Morris International, Inc.	601,455	48,561,477
Total Consumer Staples		147,537,210
Energy 6.4%
Energy Equipment & Services 1.2%
Halliburton Co.	602,746	27,159,735
Oil, Gas & Consumable Fuels 5.2%
Canadian Natural Resources Ltd.	1,029,055	37,118,014
Chevron Corp.	416,542	52,663,405
EOG Resources, Inc.	254,036	31,609,699
Total		121,391,118
Total Energy		148,550,853
Financials 15.3%
Banks 7.7%
Citigroup, Inc.	646,044	43,233,264
JPMorgan Chase & Co.	693,988	72,313,550
U.S. Bancorp	477,300	23,874,546
Wells Fargo & Co.	662,220	36,713,477
Total		176,134,837
Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	452,775	24,418,156
BlackRock, Inc.	33,941	16,937,916
Morgan Stanley	491,590	23,301,366
S&P Global, Inc.	68,100	13,884,909
Total		78,542,347
Diversified Financial Services 2.3%
Berkshire Hathaway, Inc., Class B(a)	288,891	53,921,505
Insurance 1.9%
American International Group, Inc.	379,000	20,094,580
Aon PLC	170,974	23,452,504
Total		43,547,084
Total Financials		352,145,773
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.1%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc.(a)	150,490	18,683,333
Biogen, Inc.(a)	131,220	38,085,293
Vertex Pharmaceuticals, Inc.(a)	91,973	15,631,731
Total		72,400,357
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	292,765	17,855,738
Medtronic PLC	722,989	61,895,088
Total		79,750,826
Health Care Providers & Services 2.5%
Anthem, Inc.	148,565	35,362,927
CIGNA Corp.	80,870	13,743,857
CVS Health Corp.	119,306	7,677,341
Total		56,784,125
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	143,305	8,861,981
Pharmaceuticals 5.6%
Allergan PLC	175,260	29,219,347
Johnson & Johnson	438,288	53,181,866
Pfizer, Inc.	1,284,001	46,583,556
Total		128,984,769
Total Health Care		346,782,058
Industrials 5.9%
Aerospace & Defense 0.8%
General Dynamics Corp.	92,470	17,237,333
Air Freight & Logistics 2.0%
FedEx Corp.	205,845	46,739,166
Airlines 0.4%
Southwest Airlines Co.	185,463	9,436,357
Electrical Equipment 0.6%
Emerson Electric Co.	196,575	13,591,196
Industrial Conglomerates 2.1%
Honeywell International, Inc.	332,230	47,857,731
Total Industrials		134,861,783
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 26.9%
Communications Equipment 2.0%
Cisco Systems, Inc.	812,785	34,974,138
Palo Alto Networks, Inc.(a)	56,380	11,584,399
Total		46,558,537
Internet Software & Services 7.8%
Alphabet, Inc., Class A(a)	32,096	36,242,482
Alphabet, Inc., Class C(a)	66,953	74,696,115
Facebook, Inc., Class A(a)	357,640	69,496,605
Total		180,435,202
IT Services 4.3%
Fidelity National Information Services, Inc.	272,715	28,915,971
First Data Corp., Class A(a)	327,450	6,853,529
MasterCard, Inc., Class A	286,464	56,295,905
Pagseguro Digital Ltd., Class A(a)	124,612	3,457,983
Total System Services, Inc.	41,405	3,499,551
Total		99,022,939
Semiconductors & Semiconductor Equipment 2.8%
Applied Materials, Inc.	362,201	16,730,064
Broadcom, Inc.	195,651	47,472,759
Total		64,202,823
Software 5.4%
Activision Blizzard, Inc.	321,436	24,531,996
Electronic Arts, Inc.(a)	39,068	5,509,369
Microsoft Corp.	957,217	94,391,168
Total		124,432,533
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	568,259	105,190,423
Total Information Technology		619,842,457
Materials 4.5%
Chemicals 2.9%
DowDuPont, Inc.	482,614	31,813,915
Mosaic Co. (The)	435,433	12,213,896
Sherwin-Williams Co. (The)	55,013	22,421,648
Total		66,449,459
Containers & Packaging 0.6%
Sealed Air Corp.	323,940	13,751,253

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.0%
Nucor Corp.	363,325	22,707,812
Total Materials		102,908,524
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	291,949	42,090,287
Equinix, Inc.	34,005	14,618,410
Total		56,708,697
Total Real Estate		56,708,697
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	652,500	20,951,775
Verizon Communications, Inc.	733,641	36,909,479
Total		57,861,254
Wireless Telecommunication Services 0.3%
T-Mobile U.S.A., Inc.(a)	96,000	5,736,000
Total Telecommunication Services		63,597,254
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.7%
Electric Utilities 0.7%
American Electric Power Co., Inc.	250,820	17,369,285
Total Utilities		17,369,285
Total Common Stocks (Cost $1,873,110,432)		2,267,039,375

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	37,002,400	37,002,400
Total Money Market Funds (Cost $37,002,400)		37,002,400
Total Investments in Securities (Cost: $1,910,112,832)		2,304,041,775
Other Assets & Liabilities, Net		(3,359,562)
Net Assets		2,300,682,213

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	65,286,942	305,335,024	(333,619,566)	37,002,400	1,060	(2,378)	316,351	37,002,400
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	276,735,481	—	—	—	276,735,481
Consumer Staples	147,537,210	—	—	—	147,537,210
Energy	148,550,853	—	—	—	148,550,853
Financials	352,145,773	—	—	—	352,145,773
Health Care	346,782,058	—	—	—	346,782,058
Industrials	134,861,783	—	—	—	134,861,783
Information Technology	619,842,457	—	—	—	619,842,457
Materials	102,908,524	—	—	—	102,908,524
Real Estate	56,708,697	—	—	—	56,708,697
Telecommunication Services	63,597,254	—	—	—	63,597,254
Utilities	17,369,285	—	—	—	17,369,285
Total Common Stocks	2,267,039,375	—	—	—	2,267,039,375
Money Market Funds	—	—	—	37,002,400	37,002,400
Total Investments in Securities	2,267,039,375	—	—	37,002,400	2,304,041,775
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,873,110,432)	$2,267,039,375
Affiliated issuers (cost $37,002,400)	37,002,400
Receivable for:
Investments sold	2,255,118
Capital shares sold	54,886
Dividends	2,022,557
Foreign tax reclaims	19,935
Trustees’ deferred compensation plan	75,864
Total assets	2,308,470,135
Liabilities
Payable for:
Investments purchased	2,945,044
Capital shares purchased	3,422,073
Management services fees	1,273,735
Distribution and/or service fees	21,431
Service fees	4,561
Compensation of board members	3,735
Compensation of chief compliance officer	244
Other expenses	41,235
Trustees’ deferred compensation plan	75,864
Total liabilities	7,787,922
Net assets applicable to outstanding capital stock	$2,300,682,213
Represented by
Trust capital	$2,300,682,213
Total - representing net assets applicable to outstanding capital stock	$2,300,682,213
Class 1
Net assets	$2,194,901,411
Shares outstanding	100,140,468
Net asset value per share	$21.92
Class 2
Net assets	$105,780,802
Shares outstanding	4,898,825
Net asset value per share	$21.59
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$20,585,021
Dividends — affiliated issuers	316,351
Foreign taxes withheld	(74,499)
Total income	20,826,873
Expenses:
Management services fees	8,153,302
Distribution and/or service fees
Class 2	137,005
Service fees	31,641
Compensation of board members	25,747
Custodian fees	16,490
Printing and postage fees	7,967
Audit fees	17,153
Legal fees	26,264
Compensation of chief compliance officer	475
Other	27,923
Total expenses	8,443,967
Net investment income	12,382,906
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	140,145,125
Investments — affiliated issuers	1,060
Foreign currency translations	6,902
Net realized gain	140,153,087
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(166,533,680)
Investments — affiliated issuers	(2,378)
Foreign currency translations	(5,086)
Net change in unrealized appreciation (depreciation)	(166,541,144)
Net realized and unrealized loss	(26,388,057)
Net decrease in net assets resulting from operations	$(14,005,151)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$12,382,906	$24,616,442
Net realized gain	140,153,087	171,919,700
Net change in unrealized appreciation (depreciation)	(166,541,144)	276,181,600
Net increase (decrease) in net assets resulting from operations	(14,005,151)	472,717,742
Decrease in net assets from capital stock activity	(179,951,345)	(277,512,699)
Total increase (decrease) in net assets	(193,956,496)	195,205,043
Net assets at beginning of period	2,494,638,709	2,299,433,666
Net assets at end of period	$2,300,682,213	$2,494,638,709
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	327,799	7,137,796	89,953	1,871,332
Redemptions	(8,214,823)	(182,894,229)	(14,373,078)	(288,696,218)
Net decrease	(7,887,024)	(175,756,433)	(14,283,125)	(286,824,886)
Class 2
Subscriptions	143,686	3,170,997	764,511	15,185,463
Redemptions	(338,427)	(7,365,909)	(290,680)	(5,873,276)
Net increase (decrease)	(194,741)	(4,194,912)	473,831	9,312,187
Total net decrease	(8,081,765)	(179,951,345)	(13,809,294)	(277,512,699)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$22.07	0.12	(0.27)	(0.15)
Year Ended 12/31/2017	$18.12	0.21	3.74	3.95
Year Ended 12/31/2016	$16.67	0.20	1.25	1.45
Year Ended 12/31/2015	$16.19	0.54 (d)	(0.06)	0.48
Year Ended 12/31/2014	$14.32	0.13	1.74	1.87
Year Ended 12/31/2013	$10.54	0.13	3.65	3.78
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$21.77	0.09	(0.27)	(0.18)
Year Ended 12/31/2017	$17.92	0.16	3.69	3.85
Year Ended 12/31/2016	$16.53	0.16	1.23	1.39
Year Ended 12/31/2015	$16.09	0.58 (e)	(0.14)	0.44
Year Ended 12/31/2014	$14.26	0.08	1.75	1.83
Year Ended 12/31/2013	$10.53	0.10	3.63	3.73

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.40 per share.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.47 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$21.92	(0.68%)	0.70% (c)	0.70% (c)	1.05% (c)	35%	$2,194,901
Year Ended 12/31/2017	$22.07	21.80%	0.72%	0.72%	1.04%	46%	$2,383,772
Year Ended 12/31/2016	$18.12	8.70%	0.76%	0.76%	1.18%	53%	$2,216,643
Year Ended 12/31/2015	$16.67	2.97%	0.75%	0.75%	3.29%	67%	$2,278,481
Year Ended 12/31/2014	$16.19	13.06%	0.76%	0.76%	0.83%	59%	$2,446,355
Year Ended 12/31/2013	$14.32	35.86%	0.81%	0.76%	1.01%	57%	$1,598,115
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$21.59	(0.83%)	0.95% (c)	0.95% (c)	0.80% (c)	35%	$105,781
Year Ended 12/31/2017	$21.77	21.49%	0.97%	0.97%	0.78%	46%	$110,867
Year Ended 12/31/2016	$17.92	8.41%	1.01%	1.01%	0.94%	53%	$82,790
Year Ended 12/31/2015	$16.53	2.73%	1.01%	1.01%	3.52%	67%	$55,892
Year Ended 12/31/2014	$16.09	12.83%	1.01%	1.01%	0.54%	59%	$28,390
Year Ended 12/31/2013	$14.26	35.42%	1.06%	1.02%	0.73%	57%	$9,470
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Contrarian Core Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
18	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.68% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2018, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $32,146,313, respectively. The sale transactions resulted in a net realized gain of $12,210,689.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.72%	0.76%
Class 2	0.97	1.01
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $815,793,316 and $964,433,527, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
20	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Contrarian Core Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	23

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the forty-eighth, twenty-ninth and twenty-second percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the fourth and third quintiles,
24	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	25

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
26	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2018	27

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Columbia Variable Portfolio – Contrarian Core Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
C-1544 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Long Government/Credit Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Long Government/Credit Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio - Long Government/Credit Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Tom Murphy, CFA
Co-Portfolio Manager
Managed Fund since 2017
Timothy Doubek, CFA
Co-Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/13	-5.21	-0.82	2.79	1.89
Class 2	04/30/13	-5.27	-1.07	2.54	1.65
Bloomberg Barclays U.S. Long Government/Credit Bond Index		-4.98	-0.78	5.10	2.89
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns achieved by the Investment Manager pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Long Government/Credit Bond Index tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least ten years. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Asset-Backed Securities — Agency	1.6
Corporate Bonds & Notes	53.8
Foreign Government Obligations	1.1
Money Market Funds	8.7
Municipal Bonds	1.1
U.S. Government & Agency Obligations	3.7
U.S. Treasury Obligations	30.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
AAA rating	41.2
AA rating	4.5
A rating	17.1
BBB rating	37.2
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	947.90	1,022.39	2.48	2.57	0.51
Class 2	1,000.00	1,000.00	947.30	1,021.14	3.69	3.83	0.76
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	5,812,815	5,634,495
Series 2017-20E Class 1
05/01/2037	2.880%	501,576	487,659
Series 2017-20F Class 1
06/01/2037	2.810%	4,060,191	3,927,462
Series 2017-20G Class 1
07/01/2037	2.980%	3,563,673	3,474,711
Series 2017-20H Class 1
08/01/2037	2.750%	3,083,234	2,947,395
Series 2017-20I Class 1
09/01/2037	2.590%	5,492,477	5,208,438
Total Asset-Backed Securities — Agency (Cost $22,513,966)			21,680,160

Corporate Bonds & Notes 53.4%

Aerospace & Defense 0.9%
Lockheed Martin Corp.
09/15/2052	4.090%	5,340,000	5,044,175
Northrop Grumman Corp.
10/15/2047	4.030%	7,615,000	7,128,051
Total			12,172,226
Apartment REIT 0.1%
ERP Operating LP
03/01/2028	3.500%	1,330,000	1,283,785
Automotive 0.4%
Ford Motor Co.
12/08/2046	5.291%	6,010,000	5,568,223
Banking 5.4%
Bank of America Corp.(a)
12/20/2028	3.419%	3,660,000	3,449,495
01/23/2049	3.946%	6,060,000	5,476,040
Capital One Financial Corp.
01/31/2028	3.800%	3,890,000	3,673,308
Citigroup, Inc.
10/21/2026	3.200%	13,960,000	12,977,579
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	11,200,000	11,168,192
JPMorgan Chase & Co.(a)
01/23/2029	3.509%	3,500,000	3,312,057
01/23/2049	3.897%	8,035,000	7,233,147
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(b)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	3.313%	953,000	862,167
Morgan Stanley
01/22/2047	4.375%	5,950,000	5,672,075
Wells Fargo & Co.
10/23/2026	3.000%	19,685,000	18,178,487
Subordinated
11/04/2044	4.650%	1,500,000	1,430,957
Total			73,433,504
Cable and Satellite 2.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,370,000	4,017,223
Comcast Corp.
08/15/2047	4.000%	4,690,000	4,152,052
11/01/2052	4.049%	9,741,000	8,454,000
Sky PLC(c)
09/16/2024	3.750%	7,500,000	7,459,065
Time Warner Cable LLC
09/15/2042	4.500%	4,220,000	3,490,961
Total			27,573,301
Chemicals 0.6%
Dow Chemical Co. (The)
11/15/2042	4.375%	3,500,000	3,312,047
LYB International Finance BV
07/15/2043	5.250%	5,040,000	5,246,816
Total			8,558,863
Consumer Products 0.1%
Newell Brands, Inc.
04/01/2046	5.500%	870,000	851,820
Diversified Manufacturing 0.4%
United Technologies Corp.
11/01/2046	3.750%	6,800,000	5,950,646
Electric 8.0%
Alabama Power Co.
02/15/2033	5.700%	716,000	834,080
CMS Energy Corp.
03/01/2024	3.875%	1,960,000	1,962,115
02/15/2027	2.950%	8,374,000	7,675,876
03/31/2043	4.700%	3,222,000	3,273,961
03/01/2044	4.875%	2,415,000	2,566,140
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	1,465,000	1,373,867
DTE Energy Co.
10/01/2026	2.850%	20,953,000	19,120,995
Duke Energy Corp.
09/01/2046	3.750%	17,100,000	15,122,727
Emera U.S. Finance LP
06/15/2046	4.750%	8,080,000	7,965,159
Eversource Energy
01/15/2028	3.300%	3,630,000	3,450,181
FirstEnergy Corp.
07/15/2047	4.850%	1,250,000	1,280,233
Indiana Michigan Power Co.
07/01/2047	3.750%	10,759,000	9,975,250
MidAmerican Energy Co.
05/01/2046	4.250%	5,255,000	5,339,805
Mississippi Power Co.
03/30/2028	3.950%	7,490,000	7,412,943
03/15/2042	4.250%	300,000	283,985
Pacific Gas & Electric Co.
12/01/2047	3.950%	9,650,000	8,249,486
Southern California Edison Co.
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,149,625
Southern Co. (The)
07/01/2026	3.250%	3,634,000	3,412,809
07/01/2046	4.400%	6,110,000	5,968,829
Xcel Energy, Inc.
09/15/2041	4.800%	2,738,000	2,918,900
Total			109,336,966
Finance Companies 1.5%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	21,630,000	20,944,978
Food and Beverage 3.5%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	15,961,000	16,417,309
Bacardi Ltd.(c)
05/15/2038	5.150%	3,631,000	3,434,196
05/15/2048	5.300%	4,694,000	4,463,703
Kraft Heinz Foods Co.
06/01/2046	4.375%	10,286,000	8,910,505
Molson Coors Brewing Co.
07/15/2046	4.200%	8,817,000	7,894,416
PepsiCo, Inc.
10/06/2046	3.450%	3,900,000	3,483,086
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sysco Corp.
04/01/2046	4.500%	1,865,000	1,814,574
Tyson Foods, Inc.
06/02/2047	4.550%	1,250,000	1,196,716
Total			47,614,505
Health Care 2.5%
Becton Dickinson and Co.
05/15/2044	4.875%	4,119,000	4,001,938
Cardinal Health, Inc.
06/15/2047	4.368%	8,475,000	7,456,703
CVS Health Corp.
03/25/2048	5.050%	6,075,000	6,173,610
Express Scripts Holding Co.
07/15/2046	4.800%	6,822,000	6,496,679
McKesson Corp.
02/16/2028	3.950%	2,110,000	2,044,170
Medtronic, Inc.
03/15/2045	4.625%	4,030,000	4,273,847
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,258,573
Total			33,705,520
Healthcare Insurance 0.7%
UnitedHealth Group, Inc.
10/15/2047	3.750%	11,185,000	10,307,436
Independent Energy 1.3%
Anadarko Petroleum Corp.
07/15/2044	4.500%	2,955,000	2,750,615
Apache Corp.
04/15/2043	4.750%	4,000,000	3,797,108
Canadian Natural Resources Ltd.
06/01/2047	4.950%	5,450,000	5,674,665
Hess Corp.
02/15/2041	5.600%	1,490,000	1,506,922
Noble Energy, Inc.
11/15/2043	5.250%	3,650,000	3,726,599
Total			17,455,909
Integrated Energy 0.2%
Cenovus Energy, Inc.
09/15/2042	4.450%	72,000	61,955
09/15/2043	5.200%	3,260,000	3,108,808
Total			3,170,763

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 3.6%
American International Group, Inc.
07/16/2044	4.500%	2,570,000	2,396,605
Brighthouse Financial, Inc.
06/22/2047	4.700%	6,150,000	5,083,221
Guardian Life Insurance Co. of America (The)(c)
Subordinated
06/19/2064	4.875%	1,600,000	1,621,731
01/24/2077	4.850%	6,273,000	6,186,790
Massachusetts Mutual Life Insurance Co.(c)
Subordinated
04/15/2065	4.500%	5,318,000	5,089,214
MetLife, Inc.
03/01/2045	4.050%	5,000,000	4,650,855
Northwestern Mutual Life Insurance Co. (The)(c)
Subordinated
09/30/2047	3.850%	5,065,000	4,686,700
Prudential Financial, Inc.
05/15/2044	4.600%	7,320,000	7,394,994
Teachers Insurance & Annuity Association of America(c)
Subordinated
05/15/2047	4.270%	6,596,000	6,344,976
Voya Financial, Inc.
06/15/2046	4.800%	6,020,000	5,917,979
Total			49,373,065
Media and Entertainment 0.9%
21st Century Fox America, Inc.
09/15/2044	4.750%	5,500,000	5,599,984
Discovery Communications LLC
09/20/2047	5.200%	2,883,000	2,787,224
Time Warner, Inc.
12/15/2043	5.350%	4,330,000	4,227,098
Total			12,614,306
Midstream 3.3%
Enterprise Products Operating LLC
02/15/2045	5.100%	274,000	282,530
02/15/2048	4.250%	7,495,000	6,967,000
Kinder Morgan, Inc.
02/15/2046	5.050%	13,145,000	12,428,506
MPLX LP
04/15/2048	4.700%	6,355,000	5,899,899
Plains All American Pipeline LP/Finance Corp.
06/01/2042	5.150%	3,262,000	3,017,144
06/15/2044	4.700%	4,200,000	3,696,260
Southern Natural Gas Co. LLC
03/01/2032	8.000%	560,000	725,016
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	4,465,000	4,116,681
Williams Partners LP
09/15/2045	5.100%	8,160,000	8,058,930
Total			45,191,966
Natural Gas 1.2%
NiSource, Inc.
02/15/2044	4.800%	3,351,000	3,487,252
05/15/2047	4.375%	4,494,000	4,401,581
Sempra Energy
11/15/2025	3.750%	2,550,000	2,506,326
06/15/2027	3.250%	374,000	348,475
02/01/2028	3.400%	5,650,000	5,298,660
Total			16,042,294
Other Industry 0.6%
Massachusetts Institute of Technology
07/01/2114	4.678%	2,335,000	2,562,763
07/01/2116	3.885%	2,315,000	2,164,340
President and Fellows of Harvard College
07/15/2046	3.150%	1,749,000	1,555,581
07/15/2056	3.300%	2,825,000	2,536,994
Total			8,819,678
Pharmaceuticals 3.3%
AbbVie, Inc.
05/14/2046	4.450%	6,500,000	6,212,960
Allergan Funding SCS
03/15/2025	3.800%	7,842,000	7,628,227
03/15/2045	4.750%	1,070,000	1,021,375
Amgen, Inc.
05/01/2045	4.400%	1,245,000	1,190,077
06/15/2051	4.663%	7,000,000	6,916,966
Celgene Corp.
02/20/2048	4.550%	3,200,000	2,918,358
Gilead Sciences, Inc.
03/01/2047	4.150%	4,500,000	4,300,659
Johnson & Johnson
12/05/2033	4.375%	10,574,000	11,371,491
Pfizer, Inc.
12/15/2046	4.125%	3,300,000	3,326,651
Total			44,886,764
Property & Casualty 0.6%
CNA Financial Corp.
08/15/2027	3.450%	7,500,000	6,985,365

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Liberty Mutual Group, Inc.(c)
06/15/2023	4.250%	1,547,000	1,564,082
Total			8,549,447
Railroads 1.2%
Canadian National Railway Co.
02/03/2048	3.650%	1,510,000	1,408,433
CSX Corp.
05/01/2050	3.950%	1,140,000	1,005,434
11/01/2066	4.250%	6,128,000	5,308,006
Norfolk Southern Corp.
08/15/2052	4.050%	2,000,000	1,836,956
Union Pacific Corp.
10/01/2051	3.799%	5,410,000	4,766,199
09/10/2058	4.800%	2,495,000	2,579,780
Total			16,904,808
Restaurants 0.5%
McDonald’s Corp.
12/09/2045	4.875%	6,000,000	6,290,706
Retailers 2.1%
CVS Pass-Through Trust(c)
01/10/2036	4.704%	8,259,467	8,157,751
Home Depot, Inc. (The)
06/15/2047	3.900%	4,500,000	4,312,377
Lowe’s Companies, Inc.
05/03/2047	4.050%	5,000,000	4,740,460
Target Corp.
04/15/2046	3.625%	4,000,000	3,552,356
Walmart, Inc.
12/15/2047	3.625%	3,500,000	3,262,798
06/29/2048	4.050%	4,215,000	4,243,156
Total			28,268,898
Supermarkets 0.4%
Kroger Co. (The)
04/15/2042	5.000%	1,064,000	1,050,883
01/15/2048	4.650%	4,981,000	4,704,709
Total			5,755,592
Technology 3.2%
Apple, Inc.
02/09/2045	3.450%	3,650,000	3,267,790
09/12/2047	3.750%	3,690,000	3,464,253
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	13,090,000	12,381,207
Intel Corp.
05/11/2047	4.100%	3,000,000	2,994,858
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microsoft Corp.
08/08/2046	3.700%	11,545,000	11,201,098
Oracle Corp.
07/08/2034	4.300%	3,110,000	3,169,000
07/15/2046	4.000%	2,500,000	2,360,892
11/15/2047	4.000%	3,355,000	3,165,322
QUALCOMM, Inc.
05/20/2047	4.300%	1,725,000	1,608,535
Total			43,612,955
Tobacco 0.2%
BAT Capital Corp.(c)
08/15/2047	4.540%	3,390,000	3,171,203
Transportation Services 1.2%
ERAC U.S.A. Finance LLC(c)
11/01/2046	4.200%	2,821,000	2,544,356
FedEx Corp.
11/15/2045	4.750%	3,390,000	3,382,837
04/01/2046	4.550%	4,260,000	4,121,226
United Parcel Service, Inc.
11/15/2047	3.750%	7,780,000	7,156,588
Total			17,205,007
Wireless 0.5%
Rogers Communications, Inc.
02/15/2048	4.300%	2,795,000	2,670,064
Vodafone Group PLC
05/30/2048	5.250%	3,765,000	3,748,622
Total			6,418,686
Wirelines 3.0%
AT&T, Inc.
06/15/2045	4.350%	6,525,000	5,532,528
03/01/2047	5.450%	12,140,000	11,897,018
Orange SA
01/13/2042	5.375%	3,200,000	3,476,138
Telefonica Emisiones SAU
03/06/2048	4.895%	3,970,000	3,686,101
Verizon Communications, Inc.
03/15/2055	4.672%	18,150,000	16,097,670
Total			40,689,455
Total Corporate Bonds & Notes (Cost $779,049,288)			731,723,275

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Foreign Government Obligations(d) 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 1.1%
Petroleos Mexicanos
03/13/2027	6.500%	1,189,000	1,217,017
06/15/2035	6.625%	11,300,000	11,028,506
09/21/2047	6.750%	3,400,000	3,208,036
Total			15,453,559
Total Foreign Government Obligations (Cost $16,373,968)			15,453,559

Municipal Bonds 1.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.7%
University of California
Revenue Bonds
General Tax
Series 2012AD
05/15/2112	4.858%	9,055,000	9,600,202
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2015B
01/01/2033	7.375%	275,000	305,764
State General Obligation 0.2%
Commonwealth of Massachusetts
Limited Tax General Obligation Bonds
Series 2016F
06/01/2046	3.277%	3,125,000	2,872,469
Water & Sewer 0.2%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	625,000	795,875
New York City Water & Sewer System
Revenue Bonds
Build America Bonds
Series 2010
06/15/2042	5.724%	1,550,000	1,968,825
Total			2,764,700
Total Municipal Bonds (Cost $15,748,001)			15,543,135

U.S. Government & Agency Obligations 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(e)
STRIPS
01/15/2030	0.000%	8,428,000	5,754,504
04/15/2030	0.000%	65,960,000	44,784,927
Total U.S. Government & Agency Obligations (Cost $54,053,888)			50,539,431

U.S. Treasury Obligations 29.8%

U.S. Treasury
10/31/2019	1.500%	1,413,000	1,395,551
09/30/2022	1.875%	10,539,000	10,188,991
10/31/2022	2.000%	17,764,000	17,249,311
10/31/2024	2.250%	2,376,000	2,300,280
02/28/2025	2.750%	17,500,000	17,439,960
08/15/2027	2.250%	8,800,000	8,376,779
05/15/2041	4.375%	25,383,000	31,337,384
11/15/2047	2.750%	26,500,000	25,285,658
02/15/2048	3.000%	105,700,000	106,061,273
U.S. Treasury(f)
05/15/2047	3.000%	122,157,900	122,526,849
U.S. Treasury(e)
STRIPS
11/15/2018	0.000%	19,436,000	19,299,341
11/15/2019	0.000%	11,055,900	10,698,311
02/15/2040	0.000%	38,410,800	20,497,263
11/15/2041	0.000%	13,661,000	6,849,177
05/15/2043	0.000%	19,069,000	9,131,518
Total U.S. Treasury Obligations (Cost $410,072,932)			408,637,646

Money Market Funds 8.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(g),(h)	117,913,246	117,913,246
Total Money Market Funds (Cost $117,901,454)		117,913,246
Total Investments in Securities (Cost: $1,415,713,497)		1,361,490,452
Other Assets & Liabilities, Net		8,865,319
Net Assets		1,370,355,771

At June 30, 2018, securities and/or cash totaling $4,379,923 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,766	09/2018	USD	260,532,647	2,221,324	—
U.S. Ultra Bond	43	09/2018	USD	6,902,491	159,814	—
Total					2,381,138	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(549)	09/2018	USD	(66,234,967)	—	(494,422)
U.S. Treasury 2-Year Note	(74)	09/2018	USD	(15,694,798)	—	(7,089)
U.S. Treasury 5-Year Note	(218)	09/2018	USD	(24,802,122)	—	(79,652)
U.S. Treasury Ultra 10-Year Note	(407)	09/2018	USD	(52,788,315)	—	(291,119)
Total					—	(872,282)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2018.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $54,723,767, which represents 3.99% of net assets.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Zero coupon bond.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	86,229,757	351,866,435	(320,182,946)	117,913,246	(4,959)	10,893	1,647,843	117,913,246
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	21,680,160	—	—	21,680,160
Corporate Bonds & Notes	—	731,723,275	—	—	731,723,275
Foreign Government Obligations	—	15,453,559	—	—	15,453,559
Municipal Bonds	—	15,543,135	—	—	15,543,135
U.S. Government & Agency Obligations	—	50,539,431	—	—	50,539,431
U.S. Treasury Obligations	342,162,036	66,475,610	—	—	408,637,646
Money Market Funds	—	—	—	117,913,246	117,913,246
Total Investments in Securities	342,162,036	901,415,170	—	117,913,246	1,361,490,452
Investments in Derivatives
Asset
Futures Contracts	2,381,138	—	—	—	2,381,138
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Futures Contracts	(872,282)	—	—	—	(872,282)
Total	343,670,892	901,415,170	—	117,913,246	1,362,999,308
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,297,812,043)	$1,243,577,206
Affiliated issuers (cost $117,901,454)	117,913,246
Receivable for:
Investments sold	2,877,438
Capital shares sold	227,290
Dividends	327,737
Interest	10,894,835
Foreign tax reclaims	35,583
Variation margin for futures contracts	62,609
Trustees’ deferred compensation plan	54,587
Total assets	1,375,970,531
Liabilities
Payable for:
Investments purchased	3,742,969
Capital shares purchased	1,230,657
Variation margin for futures contracts	2,688
Management services fees	533,249
Distribution and/or service fees	2,933
Service fees	721
Compensation of board members	3,016
Compensation of chief compliance officer	142
Other expenses	43,798
Trustees’ deferred compensation plan	54,587
Total liabilities	5,614,760
Net assets applicable to outstanding capital stock	$1,370,355,771
Represented by
Paid in capital	1,411,778,504
Undistributed net investment income	20,473,836
Accumulated net realized loss	(9,182,380)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(54,234,837)
Investments - affiliated issuers	11,792
Futures contracts	1,508,856
Total - representing net assets applicable to outstanding capital stock	$1,370,355,771
Class 1
Net assets	$1,355,588,231
Shares outstanding	143,708,508
Net asset value per share	$9.43
Class 2
Net assets	$14,767,540
Shares outstanding	1,567,583
Net asset value per share	$9.42
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	13

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,000
Dividends — affiliated issuers	1,647,843
Interest	22,655,524
Total income	24,306,367
Expenses:
Management services fees	3,394,954
Distribution and/or service fees
Class 2	19,474
Service fees	4,700
Compensation of board members	17,980
Custodian fees	20,270
Printing and postage fees	5,743
Audit fees	22,438
Legal fees	15,148
Compensation of chief compliance officer	273
Other	17,365
Total expenses	3,518,345
Net investment income	20,788,022
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,459,330
Investments — affiliated issuers	(4,959)
Futures contracts	(8,212,164)
Net realized gain	2,242,207
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(95,518,735)
Investments — affiliated issuers	10,893
Futures contracts	(2,044,934)
Net change in unrealized appreciation (depreciation)	(97,552,776)
Net realized and unrealized loss	(95,310,569)
Net decrease in net assets resulting from operations	$(74,522,547)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$20,788,022	$46,861,842
Net realized gain	2,242,207	31,778,997
Net change in unrealized appreciation (depreciation)	(97,552,776)	72,245,736
Net increase (decrease) in net assets resulting from operations	(74,522,547)	150,886,575
Distributions to shareholders
Net investment income
Class 1	(46,143,850)	(46,978,869)
Class 2	(465,982)	(505,726)
Net realized gains
Class 1	(40,802,890)	(5,388,305)
Class 2	(445,468)	(62,522)
Total distributions to shareholders	(87,858,190)	(52,935,422)
Increase (decrease) in net assets from capital stock activity	82,554,181	(129,653,525)
Total decrease in net assets	(79,826,556)	(31,702,372)
Net assets at beginning of period	1,450,182,327	1,481,884,699
Net assets at end of period	$1,370,355,771	$1,450,182,327
Undistributed net investment income	$20,473,836	$46,295,646
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	3,955,828	39,928,341	4,498,373	46,342,290
Distributions reinvested	9,230,015	86,946,740	5,139,075	52,367,174
Redemptions	(4,425,641)	(44,718,288)	(22,288,806)	(226,358,364)
Net increase (decrease)	8,760,202	82,156,793	(12,651,358)	(127,648,900)
Class 2
Subscriptions	151,211	1,549,442	281,306	2,889,649
Distributions reinvested	96,859	911,450	55,820	568,248
Redemptions	(204,743)	(2,063,504)	(534,344)	(5,462,522)
Net increase (decrease)	43,327	397,388	(197,218)	(2,004,625)
Total net increase (decrease)	8,803,529	82,554,181	(12,848,576)	(129,653,525)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.63	0.15	(0.70)	(0.55)	(0.35)	(0.30)	(0.65)
Year Ended 12/31/2017	$9.92	0.34	0.77	1.11	(0.36)	(0.04)	(0.40)
Year Ended 12/31/2016	$9.81	0.30	0.01	0.31	(0.20)	—	(0.20)
Year Ended 12/31/2015	$10.02	0.21	(0.22)	(0.01)	(0.20)	—	(0.20)
Year Ended 12/31/2014	$9.60	0.20	0.34	0.54	(0.12)	—	(0.12)
Year Ended 12/31/2013(d)	$10.00	0.12	(0.52)	(0.40)	—	—	—
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.60	0.14	(0.70)	(0.56)	(0.32)	(0.30)	(0.62)
Year Ended 12/31/2017	$9.90	0.31	0.76	1.07	(0.33)	(0.04)	(0.37)
Year Ended 12/31/2016	$9.79	0.28	0.00 (e)	0.28	(0.17)	—	(0.17)
Year Ended 12/31/2015	$9.99	0.18	(0.20)	(0.02)	(0.18)	—	(0.18)
Year Ended 12/31/2014	$9.59	0.18	0.32	0.50	(0.10)	—	(0.10)
Year Ended 12/31/2013(d)	$10.00	0.11	(0.52)	(0.41)	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Based on operations from April 30, 2013 (fund commencement of operations) through the stated period end.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$9.43	(5.21%)	0.51% (c)	0.51% (c)	3.02% (c)	58%	$1,355,588
Year Ended 12/31/2017	$10.63	11.35%	0.54%	0.54%	3.32%	161%	$1,434,026
Year Ended 12/31/2016	$9.92	3.02%	0.57%	0.56%	2.96%	394%	$1,464,843
Year Ended 12/31/2015	$9.81	(0.07%)	0.57%	0.56%	2.09%	414%	$1,483,185
Year Ended 12/31/2014	$10.02	5.62%	0.56%	0.56%	2.02%	346%	$1,550,651
Year Ended 12/31/2013(d)	$9.60	(4.00%)	0.57% (c)	0.57% (c)	1.91% (c)	350%	$1,776,191
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$9.42	(5.27%)	0.76% (c)	0.76% (c)	2.77% (c)	58%	$14,768
Year Ended 12/31/2017	$10.60	10.99%	0.79%	0.79%	3.07%	161%	$16,156
Year Ended 12/31/2016	$9.90	2.78%	0.82%	0.81%	2.73%	394%	$17,042
Year Ended 12/31/2015	$9.79	(0.22%)	0.82%	0.81%	1.86%	414%	$12,641
Year Ended 12/31/2014	$9.99	5.25%	0.82%	0.81%	1.82%	346%	$7,359
Year Ended 12/31/2013(d)	$9.59	(4.10%)	0.82% (c)	0.82% (c)	1.69% (c)	350%	$1,431
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	19

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
20	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,381,138*

22	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	872,282*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(8,212,164)
Total	(8,212,164)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(2,044,934)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	299,382,482
Futures contracts — short	174,423,560

*	Based on the ending monthly outstanding amounts for the six months ended June 30, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
24	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.49% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.00% of the Fund’s average daily net assets.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2019
Class 1	0.59%
Class 2	0.84
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,415,713,000	8,247,000	(60,961,000)	(52,714,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
26	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $704,524,253 and $729,778,506, respectively, for the six months ended June 30, 2018, of which $147,472,941 and $7,121,214, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
28	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	29

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
30	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the ninth and seventeenth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the fourth and second quintiles, respectively, (where the lowest
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	31

Board Consideration and Approval of Management
Agreement  (continued)
fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
32	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018	33

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
34	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Long Government/Credit Bond Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
C-1877 AM (8/18)

SemiAnnual Report
June 30, 2018
CTIVPSM – Lazard International Equity Advantage Fund
(formerly Variable Portfolio - Lazard International Equity Advantage Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

CTIVPSM – Lazard International Equity Advantage Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
CTIVPSM – Lazard International Equity Advantage Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Lazard Asset Management LLC
Paul Moghtader, CFA
Taras Ivanenko, CFA, PhD
Ciprian Marin
Craig Scholl, CFA
Susanne Willumsen
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/13	-3.91	4.52	5.73	4.75
Class 2	04/30/13	-4.02	4.26	5.46	4.48
MSCI EAFE Index (Net)		-2.75	6.84	6.44	4.99
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns acheived by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Total SA (France)	3.0
CSL Ltd. (Australia)	2.8
Roche Holding AG, Genusschein Shares (Switzerland)	2.8
Statoil ASA (Norway)	2.6
Unilever NV-CVA (Netherlands)	2.5
Royal Dutch Shell PLC, Class A (United Kingdom)	2.3
NTT DoCoMo, Inc. (Japan)	2.3
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.2
AXA SA (France)	2.1
Novartis AG, Registered Shares (Switzerland)	2.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	11.8
Consumer Staples	9.9
Energy	8.0
Financials	21.2
Health Care	10.8
Industrials	13.7
Information Technology	6.4
Materials	7.1
Real Estate	4.0
Telecommunication Services	3.9
Utilities	3.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2018)
Australia	6.4
Austria	0.3
Cayman Islands	0.1
China	0.1
Denmark	1.3
Finland	0.5
France	10.3
Germany	9.0
Hong Kong	3.4
Ireland	0.2
Italy	3.5
Japan	24.2
Macau	0.1
Netherlands	4.6
New Zealand	0.1
Norway	3.2
Portugal	0.3
Singapore	1.7
Spain	2.8
Sweden	2.4
Switzerland	7.4
United Kingdom	16.2
United States(a)	1.9
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	960.90	1,020.99	3.86	3.98	0.79
Class 2	1,000.00	1,000.00	959.80	1,019.75	5.08	5.24	1.04
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Australia 6.5%
APN Outdoor Group Ltd.	663,921	3,081,450
Aristocrat Leisure Ltd.	1,284,844	29,342,473
BlueScope Steel Ltd.	936,007	11,945,857
CIMIC Group Ltd.	166,834	5,215,277
Coca-Cola Amatil Ltd.	456,847	3,107,314
Cochlear Ltd.	90,617	13,416,002
CSL Ltd.	561,067	79,864,045
Link Administration Holdings Ltd.	2,085,737	11,305,106
Qantas Airways Ltd.	2,932,029	13,351,288
Rio Tinto Ltd.	23,821	1,471,788
Saracen Mineral Holdings Ltd.(a)	2,104,059	3,437,402
SmartGroup Corp., Ltd.	346,474	2,991,838
South32 Ltd.	1,027,430	2,743,572
St. Barbara Ltd.	1,279,041	4,599,620
Total		185,873,032
Austria 0.3%
Erste Group Bank AG	120,301	5,015,337
voestalpine AG	99,721	4,585,476
Total		9,600,813
Cayman Islands 0.1%
China Cord Blood Corp.(a)	220,928	2,096,607
China 0.1%
WH Group Ltd.	4,841,000	3,917,273
Denmark 1.4%
Danske Bank A/S	238,633	7,434,347
H Lundbeck A/S	65,549	4,594,100
Novo Nordisk A/S, Class B	584,462	26,996,629
Total		39,025,076
Finland 0.5%
DNA Oyj	339,907	8,120,909
Fortum OYJ	223,005	5,311,783
Total		13,432,692
Common Stocks (continued)
Issuer	Shares	Value ($)
France 10.4%
Air France-KLM(a)	996,140	8,140,639
AXA SA	2,397,664	58,583,993
BNP Paribas SA	230,717	14,271,447
Credit Agricole SA	367,658	4,879,753
Faurecia SA	154,626	10,991,807
Ipsen SA	148,893	23,288,218
L’Oreal SA	82,526	20,344,866
Nexity SA	68,093	4,298,775
Peugeot SA	1,328,565	30,271,723
Safran SA	96,705	11,711,450
Schneider Electric SE	52,372	4,355,609
Societe Generale SA	404,465	16,999,633
Thales SA	28,453	3,660,589
Total SA	1,401,041	85,079,289
Unibail-Rodamco-Westfield (a)	9,861	2,171,281
Total		299,049,072
Germany 8.8%
Allianz SE, Registered Shares	235,113	48,446,146
BASF SE	275,343	26,286,599
Continental AG	176,243	40,109,001
Covestro AG	526,439	46,791,798
Deutsche Lufthansa AG, Registered Shares	971,207	23,267,820
Deutsche Telekom AG, Registered Shares	564,275	8,720,538
Hugo Boss AG	116,761	10,588,941
Infineon Technologies AG	243,836	6,193,751
Rheinmetall AG	82,929	9,124,043
SAP SE	210,496	24,294,984
Siltronic AG	62,933	8,942,838
Total		252,766,459
Hong Kong 3.4%
CK Asset Holdings Ltd.	2,245,500	17,776,080
CK Hutchison Holdings Ltd.	555,500	5,880,536
Hong Kong Exchanges and Clearing Ltd.	458,500	13,721,780
Jardine Matheson Holdings Ltd.	351,100	22,123,945
Techtronic Industries Co., Ltd.	544,000	3,021,318
Wharf Holdings Ltd. (The)	5,873,000	18,807,238
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wharf Real Estate Investment Co., Ltd.	924,000	6,561,101
Wheelock & Co., Ltd.	1,359,000	9,444,414
Total		97,336,412
Ireland 0.2%
ICON PLC(a)	54,553	7,229,909
Italy 3.5%
Enel SpA	8,691,859	48,163,171
Fiat Chrysler Automobiles NV(a)	534,358	10,080,259
Intesa Sanpaolo SpA	12,053,107	34,872,908
UniCredit SpA	450,696	7,470,020
Total		100,586,358
Japan 24.3%
Adastria Co., Ltd.	269,300	3,410,295
Asahi Glass Co., Ltd.	522,100	20,307,617
Canon, Inc.	606,900	19,901,191
Chiba Bank Ltd. (The)	403,500	2,845,849
Daicel Corp.	1,547,100	17,090,597
Dai-ichi Life Holdings, Inc.	490,000	8,720,848
Daito Trust Construction Co., Ltd.	96,800	15,746,815
Daiwa House Industry Co., Ltd.	987,000	33,579,550
Denso Corp.	148,600	7,250,823
East Japan Railway Co.	117,200	11,223,705
FUJIFILM Holdings Corp.	379,700	14,809,317
Haseko Corp.	1,164,900	16,055,937
Hitachi Ltd.	1,915,000	13,491,144
ITOCHU Techno-Solutions Corp.	410,700	7,084,460
Japan Post Holdings Co., Ltd.	1,677,800	18,361,465
JFE Holdings, Inc.	445,000	8,405,028
Kakaku.com, Inc.	249,700	5,622,739
Kao Corp.	93,900	7,157,206
KDDI Corp.	443,100	12,116,530
Maeda Corp.	233,700	2,678,515
Miraca Holdings, Inc.	77,100	2,293,361
Mitsubishi Electric Corp.	832,300	11,042,888
Mitsubishi UFJ Financial Group, Inc.	11,257,500	63,772,437
MS&AD Insurance Group Holdings, Inc.	960,500	29,831,785
NH Foods Ltd.	215,400	8,707,816
Nippon Light Metal Holdings Co., Ltd.	973,700	2,184,511
Common Stocks (continued)
Issuer	Shares	Value ($)
Nippon Steel & Sumitomo Metal Corp.	159,500	3,127,338
Nishimatsu Construction Co., Ltd.	444,200	12,730,325
Nissan Motor Co., Ltd.	4,263,900	41,488,577
Nitto Denko Corp.	202,300	15,273,127
Nomura Holdings, Inc.	1,884,000	9,116,784
NTT DoCoMo, Inc.	2,512,500	64,024,450
Okumura Corp.	173,400	5,644,221
ORIX Corp.	2,229,300	35,138,458
Prima Meat Packers., Ltd.	721,000	4,167,584
Seven & I Holdings Co., Ltd.	285,600	12,456,640
Shin-Etsu Chemical Co., Ltd.	29,500	2,621,619
Shionogi & Co., Ltd.	203,700	10,452,639
Sompo Holdings, Inc.	593,700	23,955,795
Start Today Co., Ltd.	354,300	12,818,780
Taisei Corp.	390,300	21,493,607
Teijin Ltd.	333,600	6,110,790
Tokyo Electron Ltd.	172,800	29,661,691
Tokyo Gas Co., Ltd.	482,200	12,803,507
Toyo Construction Co., Ltd.	511,900	2,269,354
Toyo Seikan Group Holdings Ltd.	346,400	6,079,247
V Technology Co., Ltd.	15,600	2,877,735
Total		698,004,697
Macau 0.1%
Wynn Macau Ltd.	1,155,200	3,702,006
Netherlands 4.6%
Aegon NV	2,223,609	13,276,315
Koninklijke Ahold Delhaize NV	796,966	19,029,633
Unilever NV-CVA	1,297,922	72,316,300
Wolters Kluwer NV	484,223	27,202,065
Total		131,824,313
New Zealand 0.1%
a2 Milk Co., Ltd.(a)	470,937	3,647,373
Norway 3.2%
DNO ASA(a)	1,756,409	3,233,301
SalMar ASA	108,251	4,540,456
Statoil ASA	2,839,908	75,094,425
Telenor ASA	425,953	8,723,731
Total		91,591,913

The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Portugal 0.3%
Jeronimo Martins SGPS SA	530,943	7,647,962
Singapore 1.7%
DBS Group Holdings Ltd.	439,500	8,546,966
Oversea-Chinese Banking Corp., Ltd.	1,982,200	16,883,891
United Overseas Bank Ltd.	683,100	13,387,894
UOL Group Ltd.	1,061,500	5,927,870
Venture Corp., Ltd.	365,500	4,775,261
Total		49,521,882
Spain 2.8%
Amadeus IT Group SA, Class A	288,354	22,673,984
Banco Bilbao Vizcaya Argentaria SA	3,534,207	24,925,237
International Consolidated Airlines Group SA	3,881,056	33,963,227
Total		81,562,448
Sweden 2.4%
Atlas Copco AB, Class A	320,217	9,273,662
Electrolux AB, Class B	492,701	11,181,168
Epiroc AB, Class A(a)	320,217	3,360,281
Granges AB	336,859	4,395,593
Mycronic AB	280,764	3,129,162
Sandvik AB	574,556	10,147,223
Volvo AB, B Shares	1,739,520	27,646,404
Total		69,133,493
Switzerland 7.4%
ABB Ltd.	157,619	3,438,290
Adecco Group AG, Registered Shares	247,986	14,634,670
Barry Callebaut AG	1,573	2,818,687
Nestlé SA, Registered Shares	455,544	35,305,047
Novartis AG, Registered Shares	762,208	57,737,975
Partners Group Holding AG	27,091	19,804,766
Roche Holding AG, Genusschein Shares	356,628	79,120,839
Total		212,860,274
United Kingdom 16.3%
Anglo American PLC	275,479	6,115,892
Ashtead Group PLC	569,647	16,963,719
Associated British Foods PLC	820,585	29,588,921
Carnival PLC	370,915	21,199,631
Common Stocks (continued)
Issuer	Shares	Value ($)
Cineworld Group PLC	3,491,809	12,187,546
Evraz PLC	2,853,817	19,047,600
Galiform PLC	6,211,807	43,805,217
Hargreaves Lansdown PLC	1,323,458	34,306,308
Imperial Brands PLC	821,321	30,502,323
KAZ Minerals PLC(a)	458,006	5,062,329
Lloyds Banking Group PLC	15,008,069	12,452,463
Mondi PLC	117,216	3,162,265
Persimmon PLC	768,128	25,586,116
Redrow PLC	692,346	4,863,934
Royal Bank of Scotland Group PLC(a)	15,685,038	52,804,218
Royal Dutch Shell PLC, Class A	1,853,176	64,313,432
Scottish & Southern Energy PLC	1,355,709	24,200,164
Sophos Group PLC(b)	823,210	6,922,033
SSP Group PLC	287,159	2,395,960
Tate & Lyle PLC	1,922,019	16,357,072
Taylor Wimpey PLC	5,361,334	12,620,704
Vodafone Group PLC	3,247,588	7,866,608
WH Smith PLC	578,298	15,222,004
Total		467,546,459
Total Common Stocks (Cost $2,686,535,607)		2,827,956,523

Preferred Stocks 0.2%
Issuer	Shares	Value ($)
Germany 0.2%
Schaeffler AG	472,097	6,127,419
Total Preferred Stocks (Cost $9,535,973)		6,127,419

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(c),(d)	56,080,664	56,080,664
Total Money Market Funds (Cost $56,076,558)		56,080,664
Total Investments in Securities (Cost $2,752,148,138)		2,890,164,606
Other Assets & Liabilities, Net		(14,922,003)
Net Assets		$2,875,242,603

The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $6,922,033, which represents 0.24% of net assets.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	16,969,451	381,368,402	(342,257,189)	56,080,664	3,777	2,409	240,900	56,080,664
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	185,873,032	—	—	185,873,032
Austria	—	9,600,813	—	—	9,600,813
Cayman Islands	2,096,607	—	—	—	2,096,607
China	—	3,917,273	—	—	3,917,273
Denmark	—	39,025,076	—	—	39,025,076
Finland	—	13,432,692	—	—	13,432,692
France	—	299,049,072	—	—	299,049,072
Germany	—	252,766,459	—	—	252,766,459
Hong Kong	—	97,336,412	—	—	97,336,412
Ireland	7,229,909	—	—	—	7,229,909
Italy	—	100,586,358	—	—	100,586,358
Japan	—	698,004,697	—	—	698,004,697
Macau	—	3,702,006	—	—	3,702,006
Netherlands	—	131,824,313	—	—	131,824,313
New Zealand	—	3,647,373	—	—	3,647,373
Norway	—	91,591,913	—	—	91,591,913
Portugal	—	7,647,962	—	—	7,647,962
Singapore	—	49,521,882	—	—	49,521,882
Spain	—	81,562,448	—	—	81,562,448
Sweden	—	69,133,493	—	—	69,133,493
Switzerland	—	212,860,274	—	—	212,860,274
United Kingdom	—	467,546,459	—	—	467,546,459
Total Common Stocks	9,326,516	2,818,630,007	—	—	2,827,956,523
Preferred Stocks
Germany	—	6,127,419	—	—	6,127,419
Total Preferred Stocks	—	6,127,419	—	—	6,127,419
Money Market Funds	—	—	—	56,080,664	56,080,664
Total Investments in Securities	9,326,516	2,824,757,426	—	56,080,664	2,890,164,606
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,696,071,580)	$2,834,083,942
Affiliated issuers (cost $56,076,558)	56,080,664
Foreign currency (cost $22,128)	21,833
Receivable for:
Investments sold	55,024,200
Capital shares sold	782,478
Dividends	4,542,407
Foreign tax reclaims	7,992,031
Prepaid expenses	1
Trustees’ deferred compensation plan	53,835
Total assets	2,958,581,391
Liabilities
Payable for:
Investments purchased	79,595,540
Capital shares purchased	1,754,782
Management services fees	1,798,185
Distribution and/or service fees	4,081
Service fees	616
Compensation of board members	3,938
Compensation of chief compliance officer	282
Other expenses	127,529
Trustees’ deferred compensation plan	53,835
Total liabilities	83,338,788
Net assets applicable to outstanding capital stock	$2,875,242,603
Represented by
Paid in capital	2,648,164,251
Undistributed net investment income	10,041,398
Accumulated net realized gain	79,073,857
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	138,012,362
Investments - affiliated issuers	4,106
Foreign currency translations	(53,371)
Total - representing net assets applicable to outstanding capital stock	$2,875,242,603
Class 1
Net assets	$2,854,924,927
Shares outstanding	253,587,419
Net asset value per share	$11.26
Class 2
Net assets	$20,317,676
Shares outstanding	1,803,879
Net asset value per share	$11.26
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$68,298,291
Dividends — affiliated issuers	240,900
Foreign taxes withheld	(7,774,429)
Total income	60,764,762
Expenses:
Management services fees	11,596,967
Distribution and/or service fees
Class 2	24,731
Service fees	5,733
Compensation of board members	29,985
Custodian fees	161,830
Printing and postage fees	5,242
Audit fees	16,568
Legal fees	32,785
Compensation of chief compliance officer	589
Other	30,898
Total expenses	11,905,328
Net investment income	48,859,434
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	81,705,156
Investments — affiliated issuers	3,777
Foreign currency translations	(429,086)
Net realized gain	81,279,847
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(246,113,396)
Investments — affiliated issuers	2,409
Foreign currency translations	(267,046)
Net change in unrealized appreciation (depreciation)	(246,378,033)
Net realized and unrealized loss	(165,098,186)
Net decrease in net assets resulting from operations	$(116,238,752)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$48,859,434	$45,541,957
Net realized gain	81,279,847	80,894,760
Net change in unrealized appreciation (depreciation)	(246,378,033)	354,688,005
Net increase (decrease) in net assets resulting from operations	(116,238,752)	481,124,722
Distributions to shareholders
Net investment income
Class 1	(51,207,670)	(35,048,163)
Class 2	(316,369)	(133,634)
Net realized gains
Class 1	(9,263,317)	—
Class 2	(65,825)	—
Total distributions to shareholders	(60,853,181)	(35,181,797)
Increase in net assets from capital stock activity	25,081,447	1,247,592,775
Total increase (decrease) in net assets	(152,010,486)	1,693,535,700
Net assets at beginning of period	3,027,253,089	1,333,717,389
Net assets at end of period	$2,875,242,603	$3,027,253,089
Undistributed net investment income	$10,041,398	$12,706,003
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	3,365,814	39,932,736	123,061,238	1,321,876,155
Distributions reinvested	5,339,605	60,470,987	3,137,454	35,048,163
Redemptions	(6,583,058)	(78,907,090)	(10,487,162)	(119,437,582)
Net increase	2,122,361	21,496,633	115,711,530	1,237,486,736
Class 2
Subscriptions	318,884	3,827,587	958,976	10,604,372
Distributions reinvested	33,815	382,194	11,934	133,634
Redemptions	(52,223)	(624,967)	(56,823)	(631,967)
Net increase	300,476	3,584,814	914,087	10,106,039
Total net increase	2,422,837	25,081,447	116,625,617	1,247,592,775
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$11.97	0.19	(0.66)	(0.47)	(0.20)	(0.04)	(0.24)
Year Ended 12/31/2017	$9.78	0.21	2.13	2.34	(0.15)	—	(0.15)
Year Ended 12/31/2016	$9.60	0.20	0.18	0.38	(0.20)	—	(0.20)
Year Ended 12/31/2015	$10.24	0.24	(0.58)	(0.34)	(0.30)	—	(0.30)
Year Ended 12/31/2014	$10.52	0.26	(0.26)	0.00 (d)	(0.27)	(0.01)	(0.28)
Year Ended 12/31/2013(e)	$10.00	0.10	0.50	0.60	(0.08)	—	(0.08)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$11.96	0.18	(0.66)	(0.48)	(0.18)	(0.04)	(0.22)
Year Ended 12/31/2017	$9.78	0.17	2.13	2.30	(0.12)	—	(0.12)
Year Ended 12/31/2016	$9.60	0.16	0.21	0.37	(0.19)	—	(0.19)
Year Ended 12/31/2015	$10.25	0.21	(0.58)	(0.37)	(0.28)	—	(0.28)
Year Ended 12/31/2014	$10.52	0.21	(0.22)	(0.01)	(0.25)	(0.01)	(0.26)
Year Ended 12/31/2013(e)	$10.00	0.06	0.53	0.59	(0.07)	—	(0.07)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	The Fund commenced operations on April 30, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$11.26	(3.91%)	0.79% (c)	0.79% (c)	3.24% (c)	39%	$2,854,925
Year Ended 12/31/2017	$11.97	24.05%	0.83%	0.83%	1.90%	71%	$3,009,266
Year Ended 12/31/2016	$9.78	4.06%	0.91%	0.91%	2.11%	129%	$1,327,954
Year Ended 12/31/2015	$9.60	(3.37%)	0.92%	0.92%	2.35%	12%	$1,240,134
Year Ended 12/31/2014	$10.24	(0.05%)	0.93%	0.90%	2.43%	8%	$1,246,988
Year Ended 12/31/2013(e)	$10.52	6.06%	0.95% (c)	0.95% (c)	1.42% (c)	3%	$922,325
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$11.26	(4.02%)	1.04% (c)	1.04% (c)	3.09% (c)	39%	$20,318
Year Ended 12/31/2017	$11.96	23.64%	1.08%	1.08%	1.55%	71%	$17,987
Year Ended 12/31/2016	$9.78	3.87%	1.17%	1.17%	1.68%	129%	$5,764
Year Ended 12/31/2015	$9.60	(3.71%)	1.17%	1.17%	2.09%	12%	$3,452
Year Ended 12/31/2014	$10.25	(0.20%)	1.18%	1.15%	1.99%	8%	$2,251
Year Ended 12/31/2013(e)	$10.52	5.88%	1.21% (c)	1.21% (c)	0.87% (c)	3%	$876
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
CTIVPSM – Lazard International Equity Advantage Fund (formerly known as Variable Portfolio – Lazard International Equity Advantage Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018, Variable Portfolio – Lazard International Equity Advantage Fund was renamed CTIVPSM – Lazard International Equity Advantage Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
16	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the
18	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.77% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Lazard Asset Management LLC (Lazard) to serve as the subadviser to the Fund. The Investment Manager compensates Lazard to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 1	0.92%
Class 2	1.17
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,752,148,000	252,550,000	(114,533,000)	138,017,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,143,256,985 and $1,151,131,989, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
20	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Board Consideration and Approval of Management Agreement and Subadvisory Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement and, to more closely conform the Subadvisory Agreement to a revised form of subadvisory agreement with the same material terms, an amendment to the Subadvisory Agreement (together, the Subadvisory Agreement) between the Investment Manager and Lazard Asset Management LLC (the Subadviser) with respect to CTIVPSM – Lazard International Equity Advantage Fund (formerly, Variable Portfolio – Lazard International Equity Advantage Fund) (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Agreements at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	23

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and
24	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the seventy-fifth and fifty-first percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to support the continuation of the Management Agreement and the Subadvisory Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the fourth and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for subadvisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	25

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, including with respect to funds for which unaffiliated subadvisers provide services information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Other benefits to the Investment Manager and Subadviser
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Subadviser by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
26	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.
CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018	27

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
28	CTIVPSM – Lazard International Equity Advantage Fund | Semiannual Report 2018

[THIS PAGE INTENTIONALLY LEFT BLANK]

CTIVPSM – Lazard International Equity Advantage Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6597 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Asset Allocation Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Asset Allocation Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Asset Allocation Fund (the Fund) seeks total return, consisting of current income and long-term capital appreciation.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky
Portfolio Manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	0.74	8.90	8.73	6.96
Class 2	06/01/00	0.62	8.61	8.45	6.72
Blended Benchmark		1.00	8.34	8.97	7.84
S&P 500 Index		2.65	14.37	13.42	10.17
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	3.72
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark, a weighted custom composite established by the Investment Manager, consists of a 60% weighting in the S&P 500 Index and a 40% weighting in the Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Alternative Strategies Funds	6.5
Equity Funds	53.4
Exchange-Traded Funds	1.0
Fixed-Income Funds	29.6
Money Market Funds	9.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,007.40	1,023.59	1.35	1.36	0.27	4.05	4.09	0.81
Class 2	1,000.00	1,000.00	1,006.20	1,022.34	2.60	2.62	0.52	5.30	5.34	1.06
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until April 30, 2019, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 0.22% for Class 1 and 0.47% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2018. If this change had been in place for the entire six month period ended June 30, 2018, the actual expenses paid would have been $1.10 for Class 1 and $2.35 for Class 2; the hypothetical expenses paid would have been $1.11 for Class 1 and $2.37 for Class 2. The actual effective expenses paid would have been $3.80 for Class 1 and $5.05 for Class 2; the hypothetical effective expenses paid would have been $3.83 for Class 1 and $5.09 for Class 2.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	5

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.4%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	311,029	1,772,864
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	98,928	926,960
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	179,983	1,718,834
Total Alternative Strategies Funds (Cost $4,399,666)		4,418,658

Equity Funds 53.1%

U.S. Large Cap 53.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	648,620	16,935,466
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,578,523	19,573,683
Total		36,509,149
Total Equity Funds (Cost $21,448,993)		36,509,149

Exchange-Traded Funds 1.0%

iShares iBoxx $ Investment Grade Corporate Bond ETF	6,127	701,970
Total Exchange-Traded Funds (Cost $731,012)		701,970

Fixed-Income Funds 29.4%
	Shares	Value ($)
High Yield 5.2%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,261,326	3,569,554
Investment Grade 24.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	336,679	3,302,817
Columbia Quality Income Fund, Institutional 3 Class(a)	569,866	3,020,289
Columbia Total Return Bond Fund, Institutional 3 Class(a)	433,792	3,843,403
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	598,489	6,505,574
Total		16,672,083
Total Fixed-Income Funds (Cost $20,517,690)		20,241,637

Money Market Funds 9.4%

Columbia Short-Term Cash Fund, 1.985%(a),(c)	6,489,322	6,489,322
Total Money Market Funds (Cost $6,489,246)		6,489,322
Total Investments in Securities (Cost: $53,586,607)		68,360,736
Other Assets & Liabilities, Net		459,743
Net Assets		68,820,479
At June 30, 2018, securities and/or cash totaling $503,534 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	17	09/2018	GBP	1,292,255	—	(2,706)
S&P 500 E-mini	45	09/2018	USD	6,123,600	—	(114,068)
U.S. Ultra Bond	12	09/2018	USD	1,926,277	23,975	—
Total					23,975	(116,774)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(13)	09/2018	EUR	(440,830)	5,090	—

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	3,406,000	(4,909)	—	—	—	(4,909)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	311,029	—	—	311,029	—	—	(15,551)	—	1,772,864
Columbia Contrarian Core Fund, Institutional 3 Class
	695,438	20,225	(67,043)	648,620	—	126,960	(230,803)	—	16,935,466
Columbia Corporate Income Fund, Institutional 3 Class
	344,958	23,729	(32,008)	336,679	—	(8,393)	(162,410)	53,659	3,302,817
Columbia Disciplined Core Fund, Institutional 3 Class
	1,695,315	47,536	(164,328)	1,578,523	—	215,329	442,214	—	19,573,683
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	126,954	9,651	(37,677)	98,928	—	(2,280)	(30,305)	—	926,960
Columbia High Yield Bond Fund, Institutional 3 Class
	—	1,261,326	—	1,261,326	—	—	(173,825)	80,379	3,569,554
Columbia Multi-Asset Income Fund, Institutional 3 Class
	175,155	4,828	—	179,983	—	—	(54,680)	46,492	1,718,834
Columbia Quality Income Fund, Institutional 3 Class
	590,581	40,953	(61,668)	569,866	—	(4,322)	(50,373)	48,326	3,020,289
Columbia Short-Term Cash Fund, 1.985%
	10,226,216	1,175,787	(4,912,681)	6,489,322	—	(409)	57	54,435	6,489,322
Columbia Total Return Bond Fund, Institutional 3 Class
	449,632	30,210	(46,050)	433,792	—	(5,562)	(77,072)	49,547	3,843,403
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	619,785	41,522	(62,818)	598,489	—	(14,008)	(132,162)	61,376	6,505,574
Total					—	307,315	(484,910)	394,214	67,658,766

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	4,418,658	—	—	—	4,418,658
Equity Funds	36,509,149	—	—	—	36,509,149
Exchange-Traded Funds	701,970	—	—	—	701,970
Fixed-Income Funds	20,241,637	—	—	—	20,241,637
Money Market Funds	—	—	—	6,489,322	6,489,322
Total Investments in Securities	61,871,414	—	—	6,489,322	68,360,736
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	29,065	—	—	—	29,065
Liability
Futures Contracts	(116,774)	—	—	—	(116,774)
Swap Contracts	—	(4,909)	—	—	(4,909)
Total	61,783,705	(4,909)	—	6,489,322	68,268,118
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $731,012)	$701,970
Affiliated issuers (cost $52,855,595)	67,658,766
Margin deposits on:
Futures contracts	396,780
Swap contracts	106,754
Receivable for:
Investments sold	12,610
Capital shares sold	20,208
Dividends	58,550
Variation margin for futures contracts	16,055
Variation margin for swap contracts	976
Expense reimbursement due from Investment Manager	257
Trustees’ deferred compensation plan	59,141
Total assets	69,032,067
Liabilities
Payable for:
Investments purchased	59,692
Capital shares purchased	19,454
Variation margin for futures contracts	6,823
Management services fees	154
Distribution and/or service fees	79
Service fees	9,828
Compensation of board members	30,256
Compensation of chief compliance officer	7
Other expenses	26,154
Trustees’ deferred compensation plan	59,141
Total liabilities	211,588
Net assets applicable to outstanding capital stock	$68,820,479
Represented by
Paid in capital	47,126,350
Undistributed net investment income	1,201,512
Accumulated net realized gain	5,815,505
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(29,042)
Investments - affiliated issuers	14,803,171
Foreign currency translations	(4,399)
Futures contracts	(87,709)
Swap contracts	(4,909)
Total - representing net assets applicable to outstanding capital stock	$68,820,479
Class 1
Net assets	$57,200,180
Shares outstanding	3,511,885
Net asset value per share	$16.29
Class 2
Net assets	$11,620,299
Shares outstanding	721,324
Net asset value per share	$16.11
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,792
Dividends — affiliated issuers	394,214
Total income	408,006
Expenses:
Management services fees	28,482
Distribution and/or service fees
Class 2	14,542
Service fees	61,289
Compensation of board members	8,647
Custodian fees	10,312
Printing and postage fees	7,863
Audit fees	7,641
Legal fees	776
Compensation of chief compliance officer	14
Other	3,090
Total expenses	142,656
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(33,187)
Total net expenses	109,469
Net investment income	298,537
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	111
Investments — affiliated issuers	307,315
Foreign currency translations	(1,880)
Futures contracts	689,978
Swap contracts	(501)
Net realized gain	995,023
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(42,828)
Investments — affiliated issuers	(484,910)
Foreign currency translations	(10,244)
Futures contracts	(225,177)
Swap contracts	(4,909)
Net change in unrealized appreciation (depreciation)	(768,068)
Net realized and unrealized gain	226,955
Net increase in net assets resulting from operations	$525,492
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$298,537	$935,551
Net realized gain	995,023	4,877,231
Net change in unrealized appreciation (depreciation)	(768,068)	4,737,965
Net increase in net assets resulting from operations	525,492	10,550,747
Distributions to shareholders
Net investment income
Class 1	—	(983,980)
Class 2	—	(176,759)
Net realized gains
Class 1	—	(56,338)
Class 2	—	(11,757)
Total distributions to shareholders	—	(1,228,834)
Decrease in net assets from capital stock activity	(4,143,765)	(9,607,048)
Total decrease in net assets	(3,618,273)	(285,135)
Net assets at beginning of period	72,438,752	72,723,887
Net assets at end of period	$68,820,479	$72,438,752
Undistributed net investment income	$1,201,512	$902,975
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	13,682	225,465	41,587	622,702
Distributions reinvested	—	—	68,397	1,040,318
Redemptions	(255,822)	(4,160,257)	(610,885)	(9,258,711)
Net decrease	(242,140)	(3,934,792)	(500,901)	(7,595,691)
Class 2
Subscriptions	52,649	832,046	33,645	498,299
Distributions reinvested	—	—	12,501	188,516
Redemptions	(64,650)	(1,041,019)	(178,313)	(2,698,172)
Net decrease	(12,001)	(208,973)	(132,167)	(2,011,357)
Total net decrease	(254,141)	(4,143,765)	(633,068)	(9,607,048)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$16.17	0.07	0.05	0.12	—	—	—
Year Ended 12/31/2017	$14.23	0.20	2.01	2.21	(0.26)	(0.01)	(0.27)
Year Ended 12/31/2016	$13.97	0.20	0.54	0.74	(0.32)	(0.16)	(0.48)
Year Ended 12/31/2015	$15.79	0.27	(0.07)	0.20	(0.33)	(1.69)	(2.02)
Year Ended 12/31/2014	$15.05	0.23	1.25	1.48	(0.39)	(0.35)	(0.74)
Year Ended 12/31/2013	$13.05	0.24	2.11	2.35	(0.35)	—	(0.35)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$16.01	0.05	0.05	0.10	—	—	—
Year Ended 12/31/2017	$14.09	0.16	1.99	2.15	(0.22)	(0.01)	(0.23)
Year Ended 12/31/2016	$13.84	0.16	0.54	0.70	(0.29)	(0.16)	(0.45)
Year Ended 12/31/2015	$15.67	0.24	(0.09)	0.15	(0.29)	(1.69)	(1.98)
Year Ended 12/31/2014	$14.94	0.19	1.25	1.44	(0.36)	(0.35)	(0.71)
Year Ended 12/31/2013	$12.96	0.20	2.09	2.29	(0.31)	—	(0.31)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$16.29	0.74%	0.36% (c)	0.27% (c)	0.88% (c)	9%	$57,200
Year Ended 12/31/2017	$16.17	15.62%	0.33%	0.29%	1.34%	26%	$60,697
Year Ended 12/31/2016	$14.23	5.36%	0.23%	0.23%	1.42%	39%	$60,527
Year Ended 12/31/2015	$13.97	1.07%	0.23%	0.22%	1.82%	19%	$65,872
Year Ended 12/31/2014	$15.79	10.05%	0.20%	0.15%	1.51%	41%	$75,415
Year Ended 12/31/2013	$15.05	18.17%	0.19%	0.15%	1.67%	15%	$78,390
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$16.11	0.62%	0.61% (c)	0.52% (c)	0.64% (c)	9%	$11,620
Year Ended 12/31/2017	$16.01	15.37%	0.58%	0.54%	1.05%	26%	$11,742
Year Ended 12/31/2016	$14.09	5.06%	0.48%	0.48%	1.16%	39%	$12,197
Year Ended 12/31/2015	$13.84	0.76%	0.48%	0.47%	1.57%	19%	$13,883
Year Ended 12/31/2014	$15.67	9.80%	0.45%	0.40%	1.26%	41%	$16,557
Year Ended 12/31/2013	$14.94	17.88%	0.44%	0.40%	1.42%	15%	$17,832
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Asset Allocation Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
16	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
18	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	5,090*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	23,975*
Total		29,065

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	4,909*
Equity risk	Net assets — unrealized depreciation on futures contracts	116,774*
Total		121,683

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(501)	(501)
Equity risk	608,949	—	608,949
Interest rate risk	81,029	—	81,029
Total	689,978	(501)	689,477

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(4,909)	(4,909)
Equity risk	(235,791)	—	(235,791)
Interest rate risk	10,614	—	10,614
Total	(225,177)	(4,909)	(230,086)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	10,523,018
Futures contracts — short	2,683,530
Credit default swap contracts — buy protection	3,406,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
20	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	976
Total financial and derivative net assets	976
Total collateral received (pledged) (b)	-
Net amount (c)	976

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in underlying funds that pay a management services fee to the Investment Manager, (ii) 0.12% on assets invested in non-exchange traded, third-party advised mutual funds and (iii) 0.57% on assets invested in securities (other than third-party advised mutual funds and funds that pay a management services fee to the Investment Manager), including other Columbia funds that do not pay a management services fee, exchange-traded funds, derivatives and individual securities. The annualized effective management fee rate, net of any waivers, for the six months ended June 30, 2018 was 0.08% of the Fund’s average daily net assets.
22	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.17% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.14%	0.21%
Class 2	0.39	0.46
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. The Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
53,587,000	15,194,000	(513,000)	14,681,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,167,010 and $5,878,416, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
24	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Shareholder concentration risk
At June 30, 2018, two unaffiliated shareholders of record owned 83.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	25

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Asset Allocation Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
26	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the eighteenth, fifteenth and twelfth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the first and fifth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	27

Board Consideration and Approval of Management
Agreement  (continued)
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment
28	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018	29

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
30	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Asset Allocation Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
C-1475 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Strategic Income Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Strategic Income Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Strategic Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Gene Tannuzzo, CFA
Co-Portfolio Manager
Managed Fund since 2010
Colin Lundgren, CFA
Co-Portfolio Manager
Managed Fund since 2010
Jason Callan
Co-Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	07/05/94	-0.48	1.59	3.80	5.62
Class 2	06/01/00	-0.72	1.35	3.53	5.35
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	3.72
ICE BofAML US Cash Pay High Yield Constrained Index		0.06	2.50	5.49	7.99
FTSE Non-U.S. World Government Bond (All Maturities) Index - Unhedged		-0.92	3.22	1.01	1.78
JPMorgan Emerging Markets Bond Index - Global		-5.23	-2.45	4.42	6.50
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to August 29, 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and nonconvertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
The ICE BofAML US Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.
The FTSE Non-U.S. World Government Bond (All Maturities) Index — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Asset-Backed Securities — Non-Agency	9.7
Commercial Mortgage-Backed Securities - Non-Agency	5.6
Common Stocks	0.3
Corporate Bonds & Notes	38.7
Foreign Government Obligations	8.4
Money Market Funds	2.7
Options Purchased Calls	0.0 (a)
Options Purchased Puts	0.1
Residential Mortgage-Backed Securities - Agency	9.6
Residential Mortgage-Backed Securities - Non-Agency	16.3
Senior Loans	6.6
Treasury Bills	0.6
U.S. Treasury Obligations	1.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
AAA rating	13.1
AA rating	8.8
A rating	5.7
BBB rating	17.9
BB rating	14.0
B rating	18.0
CCC rating	3.3
Not rated	19.2
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	116.8	(192.9)	(76.1)
Foreign Currency Derivative Contracts	4.8	(28.7)	(23.9)
Total Notional Market Value of Derivative Contracts	121.6	(221.6)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	995.20	1,021.44	3.48	3.53	0.70
Class 2	1,000.00	1,000.00	992.80	1,020.19	4.72	4.78	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% 01/20/2031	2.840%	750,000	751,018
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	8.898%	500,000	510,520
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	3.862%	1,300,000	1,300,972
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	3.949%	500,000	500,120
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	3.748%	2,500,000	2,474,832
Conn’s Receivables Funding LLC(a)
Series 2017-A Class B
02/15/2020	5.110%	612,773	615,873
Series 2017-B Class A
07/15/2020	2.730%	141,560	141,519
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class B
07/25/2024	4.280%	440,000	439,972
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	9.888%	500,000	512,440
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	3.993%	500,000	500,248
Hertz Fleet Lease Funding LP(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.696%	382,176	382,635
Madison Park Funding XI Ltd.(a),(b)
Series 2013-11A Class BR
3-month USD LIBOR + 1.650% 07/23/2029	4.012%	1,000,000	1,000,047
Marlette Funding Trust(a)
Series 2017-1A Class A
03/15/2024	2.827%	564,594	564,292
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Resecuritization Pass-Through Trust(a),(c)
Series 2018-SC1 Class B
09/18/2023	1.000%	400,000	379,172
Ocwen Master Advance Receivables Trust(a)
Series 2017-T1 Class AT1
09/15/2048	2.499%	300,000	299,643
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	3.862%	1,000,000	999,217
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	855,000	852,280
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.203%	800,000	794,671
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	600,000	599,575
Series 2018-1A Class C
06/17/2024	4.870%	500,000	499,044
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	500,000	503,712
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	4.048%	800,000	801,225
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	145,765	145,521
Series 2016-3 Class A
12/26/2025	3.050%	256,429	255,637
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2016-A Class RIO
01/25/2038	0.000%	1	250,428
Series 2016-A Class RPO
01/25/2038	0.000%	1	463,064
SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/2026	3.280%	197,030	196,838
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	3.848%	600,000	596,081
Total Asset-Backed Securities — Non-Agency (Cost $17,502,725)			17,330,596

Commercial Mortgage-Backed Securities - Non-Agency 6.0%

Ashford Hospitality Trust(a),(b),(g)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% 05/15/2035	3.900%	500,000	500,000
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	5.573%	350,805	350,675
BHMS Mortgage Trust(a),(h)
Series 2014-ATLS Class DFX
07/05/2033	5.483%	300,000	300,468
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% 06/15/2035	4.861%	700,000	699,997
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class A
1-month USD LIBOR + 0.671% 03/15/2037	2.743%	400,000	398,874
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% 11/15/2036	3.473%	800,000	800,941
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	5.073%	500,000	502,602
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	300,000	287,033
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	500,000	450,827
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class C
1-month USD LIBOR + 2.050% 03/15/2033	4.123%	470,847	472,831
Series 2018-RVP Class E
3-month USD LIBOR + 4.500% 03/15/2033	6.573%	188,339	189,950
Hilton U.S.A. Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.333%	1,000,000	890,092
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	500,000	506,200
Independence Plaza Trust(a)
Series 2018-INDP Class C
07/10/2035	4.158%	250,000	250,324
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class F
1-month USD LIBOR + 4.750% 08/17/2032	6.824%	1,000,000	1,000,045
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	4.324%	500,000	504,783
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	140,046	140,046
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% 02/15/2032	2.923%	200,000	201,768
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% 02/15/2032	3.573%	400,000	403,819
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% 02/15/2032	4.973%	600,000	600,551
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% 02/15/2032	5.894%	500,000	502,602
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $9,788,930)			9,954,428

Common Stocks 0.3%
Issuer	Shares	Value ($)
Energy 0.3%
Energy Equipment & Services 0.3%
Fieldwood Energy LLC(i)	8,596	440,545
Total Energy		440,545
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(c),(e),(i),(j)	2,000	—
Total Financials		—

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities —%
Independent Power and Renewable Electricity Producers —%
Vistra Energy Corp.(i)	10,180	5,930
Total Utilities		5,930
Total Common Stocks (Cost $200,545)		446,475

Corporate Bonds & Notes(k) 41.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Bombardier, Inc.(a)
12/01/2021	8.750%	74,000	81,595
01/15/2023	6.125%	45,000	45,089
12/01/2024	7.500%	51,000	53,643
03/15/2025	7.500%	36,000	37,457
Lockheed Martin Corp.
09/15/2052	4.090%	440,000	415,625
Northrop Grumman Corp.
10/15/2047	4.030%	730,000	683,319
TransDigm, Inc.
07/15/2022	6.000%	146,000	147,225
07/15/2024	6.500%	48,000	48,756
05/15/2025	6.500%	150,000	151,671
06/15/2026	6.375%	50,000	49,558
Total			1,713,938
Automotive 0.2%
Delphi Technologies PLC(a)
10/01/2025	5.000%	78,000	74,530
Ford Motor Co.
12/08/2046	5.291%	220,000	203,828
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	80,000	75,627
Total			353,985
Banking 2.7%
Ally Financial, Inc.
11/01/2031	8.000%	231,000	274,847
Bank of America Corp.(l)
01/20/2028	3.824%	795,000	775,870
Citigroup, Inc.
05/01/2026	3.400%	360,000	341,406
Goldman Sachs Group, Inc. (The)(l)
05/01/2029	4.223%	630,000	620,994
JPMorgan Chase & Co.(l)
01/23/2029	3.509%	765,000	723,921
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(l)
01/24/2029	3.772%	510,000	491,764
Wells Fargo & Co.
10/23/2026	3.000%	710,000	655,663
Wells Fargo & Co.(l)
05/22/2028	3.584%	540,000	516,543
Total			4,401,008
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	119,000	116,742
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	17,000	17,579
Total			134,321
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	112,000	114,823
05/15/2026	5.875%	105,000	103,266
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	206,000	189,814
Core & Main LP(a)
08/15/2025	6.125%	39,000	37,170
HD Supply, Inc.(a)
04/15/2024	5.750%	50,000	52,436
Total			497,509
Cable and Satellite 2.3%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	190,000	183,414
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	180,000	174,221
02/15/2026	5.750%	140,000	137,398
05/01/2026	5.500%	5,000	4,847
05/01/2027	5.125%	164,000	153,434
02/01/2028	5.000%	23,000	21,108
Cequel Communications Holdings I LLC/Capital Corp.(a)
04/01/2028	7.500%	165,000	167,245
Comcast Corp.
08/15/2047	4.000%	287,000	254,081
CSC Holdings LLC(a)
10/15/2025	6.625%	151,000	154,495
10/15/2025	10.875%	214,000	246,567
04/15/2027	5.500%	55,000	52,517
02/01/2028	5.375%	61,000	56,397
DISH DBS Corp.
11/15/2024	5.875%	236,000	200,085
07/01/2026	7.750%	280,000	245,397

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quebecor Media, Inc.
01/15/2023	5.750%	199,000	203,472
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	25,000	23,685
02/15/2025	6.625%	107,000	98,179
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	46,000	45,516
07/15/2026	5.375%	56,000	53,906
08/01/2027	5.000%	201,000	187,252
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	266,000	268,902
Videotron Ltd.(a)
04/15/2027	5.125%	77,000	74,949
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	338,000	312,771
08/15/2026	5.500%	89,000	83,657
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	172,000	158,817
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	208,000	194,475
Total			3,756,787
Chemicals 0.6%
Alpha 2 BV(a)
06/01/2023	8.750%	85,000	84,551
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	113,905
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	83,000	81,961
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	85,000	84,370
Chemours Co. (The)
05/15/2023	6.625%	39,000	40,916
Koppers, Inc.(a)
02/15/2025	6.000%	26,000	26,035
Olin Corp.
02/01/2030	5.000%	51,000	48,179
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	57,000	58,008
12/01/2025	5.875%	118,000	115,365
PQ Corp.(a)
11/15/2022	6.750%	249,000	261,478
12/15/2025	5.750%	64,000	62,970
SPCM SA(a)
09/15/2025	4.875%	58,000	55,398
Total			1,033,136
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	34,000	33,411
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	28,000	27,162
United Rentals North America, Inc.
10/15/2025	4.625%	26,000	24,840
09/15/2026	5.875%	155,000	156,104
05/15/2027	5.500%	22,000	21,346
01/15/2028	4.875%	127,000	117,742
Total			380,605
Consumer Cyclical Services 0.3%
APX Group, Inc.
12/01/2020	8.750%	125,000	119,750
12/01/2022	7.875%	84,000	83,256
09/01/2023	7.625%	45,000	39,334
IHS Markit Ltd.(a)
11/01/2022	5.000%	123,000	124,265
Interval Acquisition Corp.
04/15/2023	5.625%	121,000	121,935
Total			488,540
Consumer Products 0.3%
Energizer Gamma Acquisition, Inc.(a),(g)
07/15/2026	6.375%	29,000	29,469
Mattel, Inc.(a)
12/31/2025	6.750%	84,000	81,773
Prestige Brands, Inc.(a)
03/01/2024	6.375%	153,000	151,862
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	17,000	16,276
Spectrum Brands, Inc.
07/15/2025	5.750%	196,000	193,588
Valvoline, Inc.
08/15/2025	4.375%	74,000	68,854
Total			541,822
Diversified Manufacturing 0.4%
Apergy Corp.(a)
05/01/2026	6.375%	100,000	101,643
BWX Technologies, Inc.(a)
07/15/2026	5.375%	25,000	25,319
Gates Global LLC/Co.(a)
07/15/2022	6.000%	66,000	66,811
SPX FLOW, Inc.(a)
08/15/2026	5.875%	99,000	97,861

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TriMas Corp.(a)
10/15/2025	4.875%	12,000	11,497
United Technologies Corp.
11/01/2046	3.750%	125,000	109,387
WESCO Distribution, Inc.
06/15/2024	5.375%	84,000	82,881
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	82,000	89,969
Total			585,368
Electric 5.1%
AES Corp.
03/15/2023	4.500%	46,000	45,514
05/15/2026	6.000%	69,000	71,499
09/01/2027	5.125%	65,000	64,904
Calpine Corp.
01/15/2025	5.750%	96,000	87,899
Calpine Corp.(a)
06/01/2026	5.250%	18,000	16,974
CMS Energy Corp.
03/01/2024	3.875%	600,000	600,647
02/15/2027	2.950%	165,000	151,244
03/31/2043	4.700%	135,000	137,177
DTE Energy Co.
06/01/2024	3.500%	340,000	334,571
10/01/2026	2.850%	1,220,000	1,113,331
Duke Energy Corp.
04/15/2024	3.750%	748,000	745,341
08/15/2027	3.150%	393,000	365,609
09/01/2046	3.750%	183,000	161,840
Emera U.S. Finance LP
06/15/2046	4.750%	675,000	665,406
Energuate Trust(a)
05/03/2027	5.875%	200,000	191,606
Indiana Michigan Power Co.
07/01/2047	3.750%	321,000	297,616
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	138,000	129,030
NRG Energy, Inc.
01/15/2027	6.625%	140,000	143,715
NRG Energy, Inc.(a)
01/15/2028	5.750%	30,000	29,594
NRG Yield Operating LLC
08/15/2024	5.375%	292,000	292,060
09/15/2026	5.000%	46,000	43,994
Pacific Gas & Electric Co.
02/15/2044	4.750%	244,000	231,484
12/01/2047	3.950%	340,000	290,656
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	172,000	172,127
PPL Capital Funding, Inc.
03/15/2024	3.950%	430,000	430,978
Progress Energy, Inc.
04/01/2022	3.150%	382,000	376,772
Southern Co. (The)
07/01/2046	4.400%	560,000	547,061
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	128,000	121,477
Vistra Energy Corp.
11/01/2024	7.625%	78,000	83,409
Vistra Energy Corp.(a)
01/30/2026	8.125%	53,000	57,630
Xcel Energy, Inc.
12/01/2026	3.350%	525,000	505,458
Total			8,506,623
Finance Companies 1.1%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	97,000	97,001
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	835,000	808,556
iStar, Inc.
04/01/2022	6.000%	67,000	67,038
Navient Corp.
07/26/2021	6.625%	43,000	44,472
06/15/2022	6.500%	135,000	138,037
03/25/2024	6.125%	50,000	49,466
10/25/2024	5.875%	44,000	42,523
06/15/2026	6.750%	101,000	98,743
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	120,000	116,753
Quicken Loans, Inc.(a)
05/01/2025	5.750%	173,000	169,527
Springleaf Finance Corp.
03/15/2023	5.625%	48,000	47,741
03/15/2025	6.875%	81,000	80,490
03/15/2026	7.125%	72,000	71,663
Total			1,832,010
Food and Beverage 2.7%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	662,000	680,926
Aramark Services, Inc.(a)
02/01/2028	5.000%	51,000	48,687
B&G Foods, Inc.
04/01/2025	5.250%	205,000	193,248

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2048	5.300%	1,020,000	969,957
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	134,000	128,340
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	142,000	130,674
Kraft Heinz Foods Co.
06/01/2046	4.375%	671,000	581,270
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	33,000	32,124
11/01/2026	4.875%	118,000	114,753
MHP SA(a)
04/03/2026	6.950%	250,000	233,521
Molson Coors Brewing Co.
07/15/2046	4.200%	793,000	710,023
Mondelez International, Inc.(a)
10/28/2019	1.625%	245,000	240,562
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	17,000	17,907
Post Holdings, Inc.(a)
08/15/2026	5.000%	169,000	156,841
03/01/2027	5.750%	269,000	260,965
01/15/2028	5.625%	33,000	30,917
Total			4,530,715
Gaming 1.3%
Boyd Gaming Corp.
04/01/2026	6.375%	129,000	130,601
Boyd Gaming Corp.(a)
08/15/2026	6.000%	14,000	13,858
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	48,000	45,397
Eldorado Resorts, Inc.
04/01/2025	6.000%	178,000	178,346
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	148,000	146,476
06/01/2028	5.750%	69,000	69,460
International Game Technology PLC(a)
02/15/2025	6.500%	223,000	230,325
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	100,000	102,959
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,000	1,012
09/01/2026	4.500%	45,000	41,805
01/15/2028	4.500%	46,000	41,695
MGM Resorts International
06/15/2025	5.750%	162,000	161,634
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	67,000	63,311
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	71,000	70,662
Scientific Games International, Inc.
12/01/2022	10.000%	180,000	192,014
Scientific Games International, Inc.(a)
10/15/2025	5.000%	140,000	133,314
Stars Group Holdings BV/Co-Borrower LLC(a),(g)
07/15/2026	7.000%	48,000	48,500
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	1,222,242	296,394
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	100,000	97,685
05/15/2027	5.250%	14,000	13,096
Total			2,078,544
Health Care 3.0%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	125,000	128,389
Becton Dickinson and Co.
06/06/2027	3.700%	1,030,000	975,823
Cardinal Health, Inc.
06/15/2027	3.410%	720,000	660,616
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	110,000	103,940
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	31,000	31,266
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	93,000	85,184
CHS/Community Health Systems, Inc.(a)
06/30/2024	8.125%	3,000	2,477
CVS Health Corp.
03/25/2048	5.050%	450,000	457,304
DaVita, Inc.
05/01/2025	5.000%	194,000	182,525
Envision Healthcare Corp.(a)
12/01/2024	6.250%	60,000	63,889
Express Scripts Holding Co.
03/01/2027	3.400%	400,000	366,163
07/15/2046	4.800%	330,000	314,263
HCA, Inc.
05/01/2023	4.750%	154,000	153,492
02/01/2025	5.375%	92,000	90,604
02/15/2027	4.500%	286,000	270,419
Hologic, Inc.(a)
10/15/2025	4.375%	87,000	83,004
02/01/2028	4.625%	75,000	71,168

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
05/15/2023	4.875%	85,000	85,902
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	139,000	142,165
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	53,000	54,664
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	131,000	133,609
Teleflex, Inc.
06/01/2026	4.875%	28,000	27,484
11/15/2027	4.625%	53,000	50,078
Tenet Healthcare Corp.
06/15/2023	6.750%	90,000	89,359
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	113,000	107,189
05/01/2025	5.125%	93,000	88,539
08/01/2025	7.000%	66,000	65,580
Universal Health Services, Inc.(a)
06/01/2026	5.000%	160,000	155,771
Total			5,040,866
Healthcare Insurance 0.2%
Centene Corp.
01/15/2025	4.750%	91,000	90,497
Centene Escrow I Corp.(a)
06/01/2026	5.375%	94,000	95,252
WellCare Health Plans, Inc.
04/01/2025	5.250%	165,000	164,061
Total			349,810
Home Construction 0.2%
Lennar Corp.
06/01/2026	5.250%	80,000	78,387
06/15/2027	5.000%	69,000	65,941
11/29/2027	4.750%	63,000	59,077
Meritage Homes Corp.
04/01/2022	7.000%	44,000	47,491
06/01/2025	6.000%	35,000	35,533
06/06/2027	5.125%	87,000	80,687
Total			367,116
Independent Energy 1.9%
Callon Petroleum Co.
10/01/2024	6.125%	41,000	41,461
Callon Petroleum Co.(a)
07/01/2026	6.375%	115,000	115,283
Canadian Natural Resources Ltd.
06/01/2047	4.950%	45,000	46,855
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	129,000	130,682
Centennial Resource Production LLC(a)
01/15/2026	5.375%	33,000	32,101
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	50,000	50,450
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	153,000	147,870
Diamondback Energy, Inc.
11/01/2024	4.750%	25,000	24,384
05/31/2025	5.375%	185,000	185,100
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	30,000	29,905
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	15,000	14,550
01/30/2028	5.750%	151,000	147,589
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	60,000	62,835
02/01/2026	5.625%	39,000	37,389
Gran Tierra Energy International Holdings Ltd.(a)
02/15/2025	6.250%	200,000	187,735
Halcon Resources Corp.
02/15/2025	6.750%	175,000	163,644
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	55,000	53,365
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	86,000	84,741
Laredo Petroleum, Inc.
03/15/2023	6.250%	254,000	254,742
Noble Energy, Inc.
11/15/2043	5.250%	125,000	127,623
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	98,000	96,331
10/15/2027	5.625%	254,000	252,153
PDC Energy, Inc.
09/15/2024	6.125%	135,000	137,700
RSP Permian, Inc.
01/15/2025	5.250%	76,000	81,377
SM Energy Co.
06/01/2025	5.625%	32,000	30,729
09/15/2026	6.750%	187,000	188,190
Tullow Oil PLC(a)
03/01/2025	7.000%	200,000	189,375
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	83,000	85,484

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%		50,000	51,999
09/15/2024	5.250%		115,000	113,688
06/01/2026	5.750%		43,000	42,927
Total				3,208,257
Integrated Energy 0.2%
Cenovus Energy, Inc.
09/15/2043	5.200%		340,000	324,231
Leisure 0.2%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%		51,000	53,171
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%		77,000	75,845
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%		54,000	52,249
03/15/2026	5.625%		29,000	28,901
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%		83,000	89,618
Viking Cruises Ltd.(a)
09/15/2027	5.875%		58,000	55,085
Total				354,869
Life Insurance 2.7%
Assicurazioni Generali SpA, Subordinated(a),(l)
06/08/2048	5.000%	EUR	700,000	835,853
Brighthouse Financial, Inc.
06/22/2047	4.700%		320,000	264,493
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,089,000	1,121,362
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		314,000	318,265
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%		290,000	268,340
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		1,030,000	1,006,165
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%		340,000	358,586
05/15/2047	4.270%		181,000	174,111
Voya Financial, Inc.
06/15/2046	4.800%		170,000	167,119
Total				4,514,294
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	150,000	149,063
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	46,000	45,269
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	35,000	35,946
Total			230,278
Media and Entertainment 0.9%
21st Century Fox America, Inc.
09/15/2044	4.750%	465,000	473,453
Discovery Communications LLC
09/20/2047	5.200%	60,000	58,007
Match Group, Inc.
06/01/2024	6.375%	117,000	123,038
Match Group, Inc.(a)
12/15/2027	5.000%	51,000	47,424
Netflix, Inc.
02/15/2025	5.875%	118,000	120,944
11/15/2026	4.375%	21,000	19,745
Netflix, Inc.(a)
04/15/2028	4.875%	194,000	184,601
11/15/2028	5.875%	167,000	168,820
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	84,000	80,167
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	129,000	129,945
Total			1,406,144
Metals and Mining 1.0%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	77,000	79,277
Constellium NV(a)
05/15/2024	5.750%	141,000	137,647
03/01/2025	6.625%	61,000	61,461
Freeport-McMoRan, Inc.
03/15/2043	5.450%	340,000	298,198
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	64,000	66,707
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	23,000	23,807
01/15/2025	7.625%	124,000	129,899
Indo Energy Finance II BV(a)
01/24/2023	6.375%	200,000	189,156

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
08/15/2024	6.250%	48,000	47,989
09/30/2026	5.875%	210,000	201,266
Steel Dynamics, Inc.
09/15/2025	4.125%	28,000	26,921
Teck Resources Ltd.
07/15/2041	6.250%	338,000	337,162
Total			1,599,490
Midstream 2.7%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	83,000	82,256
DCP Midstream Operating LP
04/01/2044	5.600%	40,000	37,804
Delek Logistics Partners LP
05/15/2025	6.750%	71,000	71,364
Energy Transfer Equity LP
06/01/2027	5.500%	333,000	332,982
Enterprise Products Operating LLC
02/15/2045	5.100%	365,000	376,362
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	84,000	84,983
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	825,000	762,481
MPLX LP
04/15/2048	4.700%	200,000	185,677
NGPL PipeCo LLC(a)
12/15/2037	7.768%	225,000	266,877
NuStar Logistics LP
04/28/2027	5.625%	92,000	88,984
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	626,000	550,919
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	143,000	163,813
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	63,000	63,001
Star Energy Geothermal Wayang Windu Ltd.(a)
04/24/2033	6.750%	200,000	177,078
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	30,000	28,796
02/15/2026	5.500%	72,000	68,199
03/15/2028	5.875%	12,000	11,341
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	108,000	106,631
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	456,000	444,253
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	28,000	26,070
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	76,000	76,646
Williams Partners LP
09/15/2045	5.100%	536,000	529,361
Total			4,535,878
Natural Gas 0.8%
NiSource, Inc.
05/15/2047	4.375%	500,000	489,718
Sempra Energy
06/15/2024	3.550%	425,000	417,747
06/15/2027	3.250%	450,000	419,288
Total			1,326,753
Oil Field Services 0.4%
Calfrac Holdings LP(a)
06/15/2026	8.500%	74,000	74,088
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	41,000	42,551
Nabors Industries, Inc.(a)
02/01/2025	5.750%	177,000	167,985
Rowan Companies, Inc.
01/15/2024	4.750%	46,000	39,726
SESI LLC
09/15/2024	7.750%	89,000	91,454
Transocean Guardian Ltd.(a),(g)
01/15/2024	5.875%	45,000	44,836
Transocean, Inc.(a)
01/15/2026	7.500%	30,000	30,529
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	76,000	78,660
Weatherford International LLC(a)
03/01/2025	9.875%	14,000	14,056
Weatherford International Ltd.
06/15/2021	7.750%	63,000	64,778
Total			648,663
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	84,000	80,232
WeWork Companies, Inc.(a)
05/01/2025	7.875%	26,000	24,902
Total			105,134

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.2%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	51,000	50,989
03/15/2027	5.375%	186,000	184,893
Total			235,882
Packaging 0.8%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	202,000	209,924
02/15/2025	6.000%	107,000	104,025
Berry Global, Inc.
07/15/2023	5.125%	120,000	118,956
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	46,000	43,749
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	54,000	53,746
Multi-Color Corp.(a)
11/01/2025	4.875%	80,000	74,560
Novolex (a)
01/15/2025	6.875%	29,000	27,969
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	27,000	27,294
08/15/2025	6.375%	100,000	102,500
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	244,215	245,102
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	120,000	118,517
07/15/2024	7.000%	160,000	163,351
Total			1,289,693
Pharmaceuticals 1.1%
Allergan Funding SCS
03/15/2025	3.800%	435,000	423,142
Amgen, Inc.
06/15/2051	4.663%	280,000	276,679
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	77,000	74,100
Celgene Corp.
02/20/2048	4.550%	140,000	127,678
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	161,000	160,250
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	135,000	141,528
04/15/2025	6.125%	399,000	367,202
11/01/2025	5.500%	58,000	57,226
04/01/2026	9.250%	145,000	150,636
01/31/2027	8.500%	27,000	27,344
Total			1,805,785
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.9%
HUB International Ltd.(a)
05/01/2026	7.000%	84,000	82,955
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	885,000	894,772
08/01/2044	4.850%	10,000	10,057
Loews Corp.
04/01/2026	3.750%	585,000	575,269
Total			1,563,053
Railroads 0.1%
CSX Corp.
11/01/2046	3.800%	255,000	226,314
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	178,000	168,641
IRB Holding Corp.(a)
02/15/2026	6.750%	33,000	31,675
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	151,000	148,404
06/01/2027	4.750%	11,000	10,379
Total			359,099
Retailers 0.2%
L Brands, Inc.
11/01/2035	6.875%	91,000	80,193
Penske Automotive Group, Inc.
12/01/2024	5.375%	30,000	29,614
05/15/2026	5.500%	17,000	16,692
Walmart, Inc.
06/29/2048	4.050%	225,000	226,503
Total			353,002
Supermarkets 0.3%
Kroger Co. (The)
02/01/2047	4.450%	298,000	273,389
01/15/2048	4.650%	312,000	294,694
Total			568,083
Supranational 0.1%
Banque Ouest Africaine de Developpement(a)
07/27/2027	5.000%	200,000	190,976
Technology 1.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	41,000	41,491
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	650,000	614,804

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Camelot Finance SA(a)
10/15/2024	7.875%		120,000	121,167
CDK Global, Inc.
06/15/2026	5.875%		15,000	15,290
06/01/2027	4.875%		69,000	66,265
Equinix, Inc.
01/15/2026	5.875%		276,000	279,247
05/15/2027	5.375%		42,000	41,894
First Data Corp.(a)
12/01/2023	7.000%		164,000	170,778
01/15/2024	5.750%		114,000	114,132
Gartner, Inc.(a)
04/01/2025	5.125%		156,000	155,171
Informatica LLC(a)
07/15/2023	7.125%		65,000	65,691
Iron Mountain, Inc.(a)
09/15/2027	4.875%		60,000	55,479
03/15/2028	5.250%		109,000	101,048
MSCI, Inc.(a)
08/01/2026	4.750%		36,000	35,011
PTC, Inc.
05/15/2024	6.000%		128,000	133,093
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%		150,000	140,565
Symantec Corp.(a)
04/15/2025	5.000%		169,000	163,995
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%		90,000	86,468
VeriSign, Inc.
04/01/2025	5.250%		192,000	194,537
Total				2,596,126
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%		36,000	35,025
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%		113,000	103,460
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	4,906,164	224,784
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%		130,000	122,291
FedEx Corp.
04/01/2046	4.550%		300,000	290,227
Hertz Corp. (The)(a)
06/01/2022	7.625%		89,000	85,439
Total				861,226
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.2%
Altice France SA(a)
05/15/2024	6.250%	214,000	207,868
05/01/2026	7.375%	239,000	233,630
SBA Communications Corp.
09/01/2024	4.875%	420,000	402,511
Sprint Communications, Inc.(a)
03/01/2020	7.000%	60,000	62,272
Sprint Corp.
09/15/2023	7.875%	133,000	138,137
06/15/2024	7.125%	44,000	44,366
02/15/2025	7.625%	223,000	227,643
03/01/2026	7.625%	128,000	130,526
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	291,000	300,439
02/01/2026	4.500%	50,000	46,653
02/01/2028	4.750%	92,000	85,155
Wind Tre SpA(a)
01/20/2026	5.000%	151,000	118,596
Total			1,997,796
Wirelines 1.3%
AT&T, Inc.
06/15/2045	4.350%	900,000	763,107
CenturyLink, Inc.
03/15/2022	5.800%	119,000	117,796
04/01/2024	7.500%	162,000	166,398
04/01/2025	5.625%	130,000	123,114
Frontier Communications Corp.
01/15/2023	7.125%	74,000	54,620
Frontier Communications Corp.(a)
04/01/2026	8.500%	41,000	39,570
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	200,000	201,738
Telecom Italia Capital SA
09/30/2034	6.000%	153,000	145,632
Verizon Communications, Inc.
03/15/2055	4.672%	385,000	341,466
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	208,000	204,329
Total			2,157,770
Total Corporate Bonds & Notes (Cost $70,543,791)			69,051,499

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Foreign Government Obligations(k),(m) 9.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentina 0.6%
Argentine Republic Government International Bond
01/26/2027	6.875%		100,000	88,988
07/06/2028	6.625%		550,000	467,133
12/31/2033	8.280%		91,133	84,016
Provincia de Buenos Aires(a)
06/15/2027	7.875%		200,000	175,164
Provincia de Cordoba(a)
08/01/2027	7.125%		200,000	166,869
Total				982,170
Australia 0.8%
Queensland Treasury Corp.(a)
03/14/2033	6.500%	AUD	1,237,000	1,257,929
Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%		300,000	313,496
Brazil 0.5%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	1,000,000	243,639
Brazilian Government International Bond
01/07/2041	5.625%		150,000	131,036
Petrobras Global Finance BV(a)
01/27/2025	5.299%		322,000	298,250
01/27/2028	5.999%		259,000	234,684
Total				907,609
Canada 0.4%
City of Toronto
06/07/2027	2.400%	CAD	1,000,000	726,293
China 0.5%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		375,000	357,896
Syngenta Finance NV(a)
04/24/2028	5.182%		400,000	387,796
Total				745,692
Croatia 0.1%
Croatia Government International Bond(a)
01/26/2024	6.000%		200,000	215,061
Dominican Republic 1.0%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	10,000,000	215,382
Foreign Government Obligations(k),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	3,012,000	67,082
03/04/2022	10.375%	DOP	17,800,000	374,028
02/10/2023	14.500%	DOP	3,600,000	84,522
01/27/2025	5.500%		200,000	198,080
04/20/2027	8.625%		218,000	246,139
04/30/2044	7.450%		281,000	296,075
01/27/2045	6.850%		200,000	197,911
Total				1,679,219
Egypt 0.2%
Egypt Government International Bond(a)
02/21/2028	6.588%		200,000	183,654
02/21/2048	7.903%		200,000	182,437
Total				366,091
El Salvador 0.2%
El Salvador Government International Bond(a)
01/18/2027	6.375%		265,000	250,362
Honduras 0.2%
Honduras Government International Bond(a)
03/15/2024	7.500%		200,000	213,934
01/19/2027	6.250%		150,000	151,050
Total				364,984
Indonesia 0.2%
Indonesia Government International Bond(a)
01/17/2038	7.750%		100,000	128,643
Perusahaan Listrik Negara PT(a)
05/21/2028	5.450%		200,000	202,494
Total				331,137
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
03/22/2030	5.250%	EUR	200,000	224,048
06/15/2033	6.125%		200,000	176,768
Ivory Coast Government International Bond(a),(l)
12/31/2032	5.750%		292,005	270,854
Total				671,670
Kazakhstan 0.3%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		200,000	235,509
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		200,000	201,098
Total				436,607
Malaysia 0.0%
Petronas Capital Ltd.(a)
08/12/2019	5.250%		75,000	76,734

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Foreign Government Obligations(k),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.8%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,439
Mexico City Airport Trust(a)
07/31/2047	5.500%		200,000	177,268
Pemex Finance Ltd.
11/15/2018	9.150%		38,750	39,387
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	11,577
Petroleos Mexicanos
01/23/2026	4.500%		102,000	95,214
08/04/2026	6.875%		350,000	367,281
11/12/2026	7.470%	MXN	4,700,000	205,802
03/13/2027	6.500%		100,000	102,356
06/15/2035	6.625%		100,000	97,597
01/23/2045	6.375%		200,000	183,594
Total				1,282,515
Nigeria 0.1%
Nigeria Government International Bond(a)
02/16/2032	7.875%		200,000	196,457
Oman 0.2%
Oman Government International Bond(a)
01/17/2028	5.625%		300,000	282,380
Pakistan 0.1%
Pakistan Government International Bond(a)
03/31/2036	7.875%		260,000	217,520
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	196,158
Russian Federation 0.5%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		226,000	220,941
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		225,000	216,982
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	21,000,000	322,882
Total				760,805
Senegal 0.2%
Senegal Government International Bond(a)
07/30/2024	6.250%		200,000	196,701
05/23/2033	6.250%		220,000	195,511
Total				392,212
Foreign Government Obligations(k),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 0.7%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	15,000,000	990,950
Transnet SOC Ltd.(a)
07/26/2022	4.000%		200,000	190,117
Total				1,181,067
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
04/18/2023	5.750%		200,000	192,039
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%		200,000	205,164
Turkey 0.3%
Turkey Government International Bond
03/25/2027	6.000%		576,000	540,795
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2024	7.750%		100,000	94,773
09/25/2032	7.375%		220,000	188,239
Total				283,012
Total Foreign Government Obligations (Cost $16,042,003)				15,055,178

Residential Mortgage-Backed Securities - Agency 10.2%

Federal Home Loan Mortgage Corp.
10/01/2026	8.000%		33,263	34,285
Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	3.877%		3,572,495	644,918
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	3.877%		609,741	91,935
Federal Home Loan Mortgage Corp.(n)
CMO Series 4120 Class AI
11/15/2039	3.500%		2,789,806	307,122
Federal Home Loan Mortgage Corp.(h),(n)
CMO Series 4620 Class AS
11/15/2042	1.283%		2,061,232	87,833
Federal National Mortgage Association(g)
07/17/2033	3.000%		1,000,000	994,130
07/12/2048	3.500%		8,000,000	7,962,368
Federal National Mortgage Association
05/01/2041	4.000%		162,648	164,668

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(h),(j),(n)
CMO Series 2006-5 Class N1
08/25/2034	1.933%	3,844,401	0
Federal National Mortgage Association(n)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,621,103	181,772
CMO Series 2012-139 Class IL
04/25/2040	3.500%	2,504,571	352,236
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,990,329	416,823
Federal National Mortgage Association(b),(n)
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.059%	629,645	102,858
CMO Series 2016-31 Class H5
1-month USD LIBOR + 6.000% 06/25/2046	3.909%	1,076,691	216,702
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	3.909%	1,496,646	262,022
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	3.909%	2,348,929	415,268
Government National Mortgage Association(g)
07/19/2048	3.000%	2,000,000	1,956,680
07/19/2048	4.500%	2,000,000	2,078,767
Government National Mortgage Association(n)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	1,900,072	231,521
Government National Mortgage Association(b),(n)
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.116%	773,131	147,514
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	3.996%	869,492	168,198
CMO Series 2016-146 Class NS
1-month USD LIBOR + 6.100% 10/20/2046	4.016%	440,270	83,298
CMO Series 2016-91 Class NS
1-month USD LIBOR + 6.080% 07/20/2046	3.996%	865,465	172,299
Total Residential Mortgage-Backed Securities - Agency (Cost $17,476,190)			17,073,217

Residential Mortgage-Backed Securities - Non-Agency 17.5%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	612,570	611,319
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(h)
CMO Series 2018-2 Class A3
07/27/2048	3.878%	250,000	249,995
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	778,098	786,161
Banc of America Funding Trust(a),(c),(h)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	507,334	491,252
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	151,321	151,374
Series 2017-RN8 Class A1
11/28/2032	3.352%	526,911	526,879
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	821,513	822,262
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN3 Class A1
03/28/2033	3.672%	265,195	265,195
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL2 Class A1
10/28/2032	2.981%	789,894	789,782
CAM Mortgage Trust(a),(e)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	900,000	900,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.710%	500,000	499,999
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	823,648	801,119
CMO Series 2017-8 Class A1
12/25/2065	3.000%	873,064	871,704
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2013-2 Class 1A1
11/25/2037	3.714%	89,677	89,755
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	57,550	57,310
COLT Mortgage Loan Trust(a),(h)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	229,823	229,614
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2008-4R Class 3A4
01/26/2038	3.912%	1,408,976	1,389,311

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	196,364	196,349
CTS Corp.(a),(c)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	630,374	630,768
Deephaven Residential Mortgage Trust(a)
CMO Series 2016-1A Class A1
07/25/2046	4.000%	293,633	295,225
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	277,865	272,594
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	691,396	691,606
CMO Series 2017-3 Class A1
04/25/2047	3.352%	243,186	243,238
CMO Series 2018-1 Class A1
06/25/2048	3.844%	483,236	482,908
GCAT LLC(a),(c),(e)
CMO Series 2018-2 Class A1
06/26/2023	4.090%	1,500,000	1,500,000
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	764,355	751,046
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	908,510	898,962
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	887,187	881,174
Series 2018-PLS1 Class C
01/25/2023	3.981%	443,593	439,850
Series 2018-PLS1 Class D
01/25/2023	4.374%	443,593	439,949
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	453,935	451,540
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	771,689	767,783
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	269,373	269,214
CMO Series 2017-NPL2 Class A1
07/25/2057	3.000%	1,390,369	1,387,336
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.341%	439,981	438,199
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	6.091%	1,200,000	1,209,034
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	4.941%	1,500,000	1,509,038
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	832,669	832,660
Preston Ridge Partners Mortgage LLC(a),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	1,099,560	1,094,874
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	241,811	240,898
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	899,490	891,925
RCO Mortgage LLC(a),(h)
CMO Series 2017-1 Class A1
08/25/2022	3.375%	684,026	680,260
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	398,509	398,488
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	197,116	196,682
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	381,122	381,190
Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	349,233	348,650
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	238,142	238,160
Verus Securitization Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.205%	521,990	521,920
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $29,085,719)			29,114,551

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	19

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Senior Loans 7.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.3%
Aretec Group, Inc.(b),(o)
2nd Lien Term Loan PIK
3-month USD LIBOR + 4.500% 05/23/2021		357,859	357,859
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% 11/23/2020	6.344%	178,520	178,743
Total			536,602
Cable and Satellite 0.3%
Cogeco Communications (U.S.A.) II LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	4.469%	50,000	49,653
Encompass Digital Media, Inc.(b),(c),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/06/2021	6.840%	423,401	415,991
Total			465,644
Chemicals 0.6%
ColourOz Investment 1 GmbH(b),(c),(o)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.359%	69,663	64,091
ColourOz Investment 2 LLC(b),(c),(o)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.359%	421,408	387,695
Houghton International(b),(c),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 12/21/2020	10.594%	500,000	500,625
Kraton Polymers LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 03/08/2025	4.594%	117,371	116,881
Total			1,069,292
Consumer Cyclical Services 1.3%
Staples, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 09/12/2024	6.358%	771,125	760,283
Uber Technologies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	5.547%	1,477,444	1,478,374
Total			2,238,657
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.331%	125,259	83,767
Electric 0.3%
Astoria Energy LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/24/2021	6.100%	478,291	479,315
Environmental 0.2%
STI Infrastructure SARL(b),(c),(o)
Term Loan
3-month USD LIBOR + 5.500% 08/22/2020	7.834%	339,230	308,700
Gaming 0.9%
Affinity Gaming(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/31/2025	10.344%	1,000,000	985,830
Stars Group, Inc. (The)(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 04/06/2025	5.094%	483,816	482,848
Total			1,468,678
Independent Energy 0.1%
Chesapeake Energy Corp.(b),(o)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.594%	104,420	109,141
Media and Entertainment 0.0%
UFC Holdings LLC(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.594%	9,000	9,045
Oil Field Services 0.4%
Fieldwood Energy LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 04/11/2022	7.344%	275,952	276,090
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 04/11/2023	9.344%	372,536	359,806
Total			635,896

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.6%
Lightstone Holdco LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	5.844%	905,435	908,269
Tranche C Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	5.844%	57,971	58,152
Total			966,421
Packaging 0.6%
ProAmpac PG Borrower LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/20/2023	5.610%	987,500	981,022
Retailers 0.3%
Academy Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 07/01/2022	5.988%	559,190	463,972
Technology 1.2%
Ascend Learning LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.094%	13,895	13,843
Genesys Telecommunications Laboratories, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.594%	29,628	29,591
Hyland Software, Inc.(b),(o)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.344%	989,975	991,005
ION Trading Technologies SARL(b),(g),(o)
Term Loan
3-month USD LIBOR + 4.000% 11/21/2024		1,000,000	990,000
Total			2,024,439
Total Senior Loans (Cost $11,994,074)			11,840,591

Treasury Bills 0.6%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 0.4%
Egypt Treasury Bills
12/11/2018	19.180%	EGP	14,600,000	750,998
Nigeria 0.2%
Nigeria Treasury Bills
01/17/2019	12.900%	NGN	68,000,000	175,574
03/14/2019	13.080%	NGN	56,925,000	144,144
Total				319,718
Total Treasury Bills (Cost $1,078,389)				1,070,716

U.S. Treasury Obligations 1.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
09/30/2022	1.875%		2,525,000	2,441,143
Total U.S. Treasury Obligations (Cost $2,506,457)				2,441,143

Options Purchased Calls 0.0%
Value ($)
(Cost $79,600)	98

Options Purchased Puts 0.1%

(Cost $78,000)	190,186

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(p),(q)	4,797,552	4,797,552
Total Money Market Funds (Cost $4,797,072)		4,797,552
Total Investments in Securities (Cost: $181,173,495)		178,366,230
Other Assets & Liabilities, Net		(11,827,546)
Net Assets		166,538,684

At June 30, 2018, securities and/or cash totaling $1,076,606 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	21

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,668,000 AUD	1,275,346 USD	Citi	07/17/2018	40,880	—
367,000 EUR	430,703 USD	Credit Suisse	07/17/2018	1,670	—
2,066,000 EUR	2,408,123 USD	Credit Suisse	07/17/2018	—	(7,079)
9,963,382 RUB	157,848 USD	Credit Suisse	07/17/2018	—	(555)
399,553 USD	3,240,000 NOK	Credit Suisse	07/17/2018	—	(1,502)
425,000 CAD	330,230 USD	Goldman Sachs	07/17/2018	6,869	—
525,000 CAD	406,789 USD	Goldman Sachs International	07/17/2018	7,342	—
150,000 EUR	175,058 USD	HSBC	07/17/2018	—	(295)
394,549 USD	3,200,000 NOK	JP Morgan	07/17/2018	—	(1,412)
8,861,482 MXN	440,138 USD	Morgan Stanley	07/17/2018	—	(5,048)
395,204 USD	3,200,000 NOK	Morgan Stanley	07/17/2018	—	(2,068)
985,000 BRL	261,886 USD	Standard Chartered	07/17/2018	8,176	—
7,450,000 RUB	118,011 USD	Standard Chartered	07/17/2018	—	(433)
14,690,000 ZAR	1,162,220 USD	TD Securities	07/17/2018	93,288	—
Total				158,225	(18,392)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	21	09/2018	USD	2,533,578	18,658	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(101)	09/2018	EUR	(13,431,717)	20,133	—
Euro-Bobl	(47)	09/2018	EUR	(6,250,403)	—	(16,055)
Euro-Bund	(10)	09/2018	EUR	(1,637,655)	—	(2,504)
Long Gilt	(29)	09/2018	GBP	(3,603,608)	—	(75,445)
U.S. Treasury 5-Year Note	(9)	09/2018	USD	(1,023,941)	—	(3,393)
U.S. Ultra Bond	(45)	09/2018	USD	(7,223,537)	—	(174,804)
Total					20,133	(272,201)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	4,000,000	4,000,000	2.15	08/2018	79,600	98

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	4,000,000	4,000,000	2.40	08/2018	78,000	190,186

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.740%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	02/16/2023	USD	15,500,000	6,702	—	—	6,702	—
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(77,886)	—	—	—	(77,886)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(46,606)	—	—	—	(46,606)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(119,414)	—	—	—	(119,414)
3-Month USD LIBOR	Fixed rate of 1.783%	Receives Quarterly, Pays Semi annually	Morgan Stanley	02/04/2026	USD	900,000	67,402	—	—	67,402	—
Total							(169,802)	—	—	74,104	(243,906)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	1,550,000	13,538	—	—	13,538	—
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	8,760,000	(5,962)	—	—	—	(5,962)
Total							7,576	—	—	13,538	(5,962)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $93,317,173, which represents 56.03% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $3,113,492, which represents 1.87% of net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.
(i)	Non-income producing investment.
(j)	Negligible market value.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2018.
(m)	Principal and interest may not be guaranteed by the government.
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)	The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	The rate shown is the seven-day current annualized yield at June 30, 2018.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	23

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	6,491,622	35,957,010	(37,651,080)	4,797,552	40	(117)	69,234	4,797,552
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	16,237,932	1,092,664	—	17,330,596
Commercial Mortgage-Backed Securities - Non-Agency	—	9,954,428	—	—	9,954,428
Common Stocks
Energy	—	440,545	—	—	440,545
Financials	—	—	—	—	—
Utilities	—	5,930	—	—	5,930
Total Common Stocks	—	446,475	—	—	446,475
Corporate Bonds & Notes	—	69,051,499	—	—	69,051,499
Foreign Government Obligations	—	15,055,178	—	—	15,055,178
Residential Mortgage-Backed Securities - Agency	—	17,073,217	—	—	17,073,217
Residential Mortgage-Backed Securities - Non-Agency	—	26,054,332	3,060,219	—	29,114,551
Senior Loans	—	10,163,489	1,677,102	—	11,840,591
Treasury Bills	—	1,070,716	—	—	1,070,716
U.S. Treasury Obligations	2,441,143	—	—	—	2,441,143
Options Purchased Calls	—	98	—	—	98
Options Purchased Puts	—	190,186	—	—	190,186
Money Market Funds	—	—	—	4,797,552	4,797,552
Total Investments in Securities	2,441,143	165,297,550	5,829,985	4,797,552	178,366,230
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	158,225	—	—	158,225
Futures Contracts	38,791	—	—	—	38,791
Swap Contracts	—	87,642	—	—	87,642
Liability
Forward Foreign Currency Exchange Contracts	—	(18,392)	—	—	(18,392)
Futures Contracts	(272,201)	—	—	—	(272,201)
Swap Contracts	—	(249,868)	—	—	(249,868)
Total	2,207,733	165,275,157	5,829,985	4,797,552	178,110,427
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	25

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2018 ($)
Asset-Backed Securities — Agency	2,476,000	615	—	(211,511)	377,560	—	—	(1,550,000)	1,092,664
Common Stocks	260,400	—	121,909	(21,485)	—	(360,824)	—	—	—
Corporate Bonds & Notes	332,280	—	—	—	—	—	—	(332,280)	—
Residential Mortgage-Backed Securities — Non-Agency	5,033,223	331	368	(12,733)	1,500,000	(2,259,470)	—	(1,201,500)	3,060,219
Senior Loans	600,000	152	989	33,985	—	(106,032)	1,148,008	—	1,677,102
Total	8,701,903	1,098	123,266	(211,744)	1,877,560	(2,726,326)	1,148,008	(3,083,780)	5,829,985
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2018 was $(186,759), which is comprised of Asset-Backed Securities - Non-Agency of $(211,511), Residential Mortgage-Backed Securities — Non-Agency of $(10,233), and Senior Loans of $34,985.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, residential mortgage backed securities, common stocks and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $176,218,823)	$173,378,394
Affiliated issuers (cost $4,797,072)	4,797,552
Options purchased (cost $157,600)	190,284
Foreign currency (cost $16)	16
Margin deposits on:
Futures contracts	414,530
Swap contracts	662,076
Unrealized appreciation on forward foreign currency exchange contracts	158,225
Receivable for:
Investments sold	234,028
Capital shares sold	264,223
Dividends	16,941
Interest	1,535,986
Foreign tax reclaims	7,995
Variation margin for futures contracts	17,591
Variation margin for swap contracts	3,275
Expense reimbursement due from Investment Manager	18,319
Trustees’ deferred compensation plan	72,848
Total assets	181,772,283
Liabilities
Due to custodian	3,811
Unrealized depreciation on forward foreign currency exchange contracts	18,392
Payable for:
Investments purchased	401,872
Investments purchased on a delayed delivery basis	14,559,775
Capital shares purchased	5,887
Variation margin for futures contracts	2,069
Variation margin for swap contracts	10,075
Management services fees	79,635
Distribution and/or service fees	13,502
Service fees	9,020
Compensation of board members	2,091
Compensation of chief compliance officer	15
Other expenses	54,607
Trustees’ deferred compensation plan	72,848
Total liabilities	15,233,599
Net assets applicable to outstanding capital stock	$166,538,684
Represented by
Paid in capital	161,848,839
Undistributed net investment income	9,035,888
Accumulated net realized loss	(1,281,156)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(2,840,429)
Investments - affiliated issuers	480
Foreign currency translations	(1,819)
Forward foreign currency exchange contracts	139,833
Futures contracts	(233,410)
Options purchased	32,684
Swap contracts	(162,226)
Total - representing net assets applicable to outstanding capital stock	$166,538,684
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	27

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
Class 1
Net assets	$98,818,382
Shares outstanding	23,766,261
Net asset value per share	$4.16
Class 2
Net assets	$67,720,302
Shares outstanding	16,468,776
Net asset value per share	$4.11
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$195,510
Dividends — affiliated issuers	69,234
Interest	3,903,235
Total income	4,167,979
Expenses:
Management services fees	493,572
Distribution and/or service fees
Class 2	81,746
Service fees	45,647
Compensation of board members	8,598
Custodian fees	35,728
Printing and postage fees	15,571
Audit fees	26,858
Legal fees	1,775
Interest on collateral	829
Compensation of chief compliance officer	31
Other	5,897
Total expenses	716,252
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(55,184)
Total net expenses	661,068
Net investment income	3,506,911
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	300,244
Investments — affiliated issuers	40
Foreign currency translations	(27,309)
Forward foreign currency exchange contracts	29,213
Futures contracts	(48,838)
Options purchased	507,800
Options contracts written	77,000
Swap contracts	(460,895)
Net realized gain	377,255
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(5,442,893)
Investments — affiliated issuers	(117)
Foreign currency translations	(14,101)
Forward sale commitments	16,562
Forward foreign currency exchange contracts	120,030
Futures contracts	38,273
Options purchased	130,094
Swap contracts	444,762
Net change in unrealized appreciation (depreciation)	(4,707,390)
Net realized and unrealized loss	(4,330,135)
Net decrease in net assets resulting from operations	$(823,224)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	29

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$3,506,911	$6,650,413
Net realized gain	377,255	2,452
Net change in unrealized appreciation (depreciation)	(4,707,390)	2,249,940
Net increase (decrease) in net assets resulting from operations	(823,224)	8,902,805
Distributions to shareholders
Net investment income
Class 1	—	(2,945,144)
Class 2	—	(1,578,928)
Total distributions to shareholders	—	(4,524,072)
Increase in net assets from capital stock activity	3,673,495	16,662,375
Total increase in net assets	2,850,271	21,041,108
Net assets at beginning of period	163,688,413	142,647,305
Net assets at end of period	$166,538,684	$163,688,413
Undistributed net investment income	$9,035,888	$5,528,977
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	144,044	600,505	191,399	796,022
Distributions reinvested	—	—	713,110	2,945,144
Redemptions	(273,874)	(1,143,396)	(680,029)	(2,818,917)
Net increase (decrease)	(129,830)	(542,891)	224,480	922,249
Class 2
Subscriptions	3,373,339	13,938,016	5,101,930	21,011,774
Distributions reinvested	—	—	386,046	1,578,928
Redemptions	(2,352,380)	(9,721,630)	(1,664,340)	(6,850,576)
Net increase	1,020,959	4,216,386	3,823,636	15,740,126
Total net increase	891,129	3,673,495	4,048,116	16,662,375
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$4.18	0.09	(0.11)	(0.02)	—	—	—
Year Ended 12/31/2017	$4.05	0.18	0.08	0.26	(0.13)	—	(0.13)
Year Ended 12/31/2016	$4.45	0.19	0.21	0.40	(0.53)	(0.27)	(0.80)
Year Ended 12/31/2015	$8.71	0.34	(0.32) (e)	0.02	(3.20)	(1.08)	(4.28)
Year Ended 12/31/2014	$8.77	0.39	(0.05)	0.34	(0.30)	(0.10)	(0.40)
Year Ended 12/31/2013	$9.37	0.40	(0.37)	0.03	(0.40)	(0.23)	(0.63)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$4.14	0.08	(0.11)	(0.03)	—	—	—
Year Ended 12/31/2017	$4.02	0.17	0.07	0.24	(0.12)	—	(0.12)
Year Ended 12/31/2016	$4.41	0.18	0.21	0.39	(0.51)	(0.27)	(0.78)
Year Ended 12/31/2015	$8.66	0.26	(0.25) (e)	0.01	(3.18)	(1.08)	(4.26)
Year Ended 12/31/2014	$8.73	0.37	(0.07)	0.30	(0.27)	(0.10)	(0.37)
Year Ended 12/31/2013	$9.33	0.37	(0.37)	0.00 (f)	(0.37)	(0.23)	(0.60)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$4.16	(0.48%)	0.77% (c),(d)	0.70% (c),(d)	4.36% (c)	68%	$98,818
Year Ended 12/31/2017	$4.18	6.36%	0.77%	0.71%	4.42%	162%	$99,806
Year Ended 12/31/2016	$4.05	9.15%	0.73%	0.66%	4.50%	179%	$95,971
Year Ended 12/31/2015	$4.45	(1.77%)	0.69%	0.68%	4.23%	192%	$89,998
Year Ended 12/31/2014	$8.71	3.77%	0.67%	0.67%	4.39%	130%	$900,978
Year Ended 12/31/2013	$8.77	0.37%	0.67%	0.67%	4.37%	116%	$1,147,222
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$4.11	(0.72%)	1.02% (c),(d)	0.95% (c),(d)	4.12% (c)	68%	$67,720
Year Ended 12/31/2017	$4.14	5.90%	1.03%	0.96%	4.19%	162%	$63,882
Year Ended 12/31/2016	$4.02	9.05%	0.98%	0.90%	4.24%	179%	$46,676
Year Ended 12/31/2015	$4.41	(1.93%)	0.98%	0.94%	4.23%	192%	$35,854
Year Ended 12/31/2014	$8.66	3.41%	0.92%	0.92%	4.14%	130%	$33,769
Year Ended 12/31/2013	$8.73	0.12%	0.92%	0.92%	4.11%	116%	$35,218
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	33

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Strategic Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
34	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	35

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
36	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	37

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
38	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage the duration and yield curve exposure of the Fund. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	13,538*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	158,225
Interest rate risk	Net assets — unrealized appreciation on futures contracts	38,791*
Interest rate risk	Investments, at value — Options purchased	190,284
Interest rate risk	Net assets — unrealized appreciation on swap contracts	74,104*
Total		474,942

Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	39

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	5,962*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	18,392
Interest rate risk	Net assets — unrealized depreciation on futures contracts	272,201*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	243,906*
Total		540,461

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(10,744)	(10,744)
Foreign exchange risk	29,213	—	—	—	—	29,213
Interest rate risk	—	(48,838)	77,000	507,800	(450,151)	85,811
Total	29,213	(48,838)	77,000	507,800	(460,895)	104,280

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	138,928	138,928
Foreign exchange risk	120,030	—	—	—	120,030
Interest rate risk	—	38,273	130,094	305,834	474,201
Total	120,030	38,273	130,094	444,762	733,159
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,771,594
Futures contracts — short	45,222,601
Credit default swap contracts — buy protection	12,685,000
Credit default swap contracts — sell protection	4,350,000

Derivative instrument	Average value ($)
Options contracts — purchased	439,397*
Options contracts — written	(11,559)**

40	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	103,531	37,660
Interest rate swap contracts	88,207	229,050

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2018.
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	41

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
42	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
	Citi ($)	Credit Suisse ($)	Goldman Sachs ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Standard Chartered ($)	TD Securities ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	2,954	-	-	2,954
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	321	-	-	321
Forward foreign currency exchange contracts	40,880	1,670	6,869	7,342	-	-	-	-	8,176	93,288	158,225
Options purchased calls	98	-	-	-	-	-	-	-	-	-	98
Options purchased puts	190,186	-	-	-	-	-	-	-	-	-	190,186
Total assets	231,164	1,670	6,869	7,342	-	-	-	3,275	8,176	93,288	351,784
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	10,075	-	-	10,075
Forward foreign currency exchange contracts	-	9,136	-	-	295	1,412	7,116		433	-	18,392
Total liabilities	-	9,136	-	-	295	1,412	7,116	10,075	433	-	28,467
Total financial and derivative net assets	231,164	(7,466)	6,869	7,342	(295)	(1,412)	(7,116)	(6,800)	7,743	93,288	323,317
Total collateral received (pledged) (c)	-	-	-	-	-	-	-	(6,800)	-	-	(6,800)
Net amount (d)	231,164	(7,466)	6,869	7,342	(295)	(1,412)	(7,116)	-	7,743	93,288	330,117

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	43

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
44	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.600% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	45

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.67%	0.72%
Class 2	0.92	0.97
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
181,173,000	1,859,000	(4,922,000)	(3,063,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
46	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	255,943	1,453,998	1,709,941
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $146,223,464 and $110,111,634, respectively, for the six months ended June 30, 2018, of which $82,619,196 and $60,688,717, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	47

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies,
48	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2018, one unaffiliated shareholder of record owned 12.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 81.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	49

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Strategic Income Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements withaffiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
50	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the fifty-seventh, fortieth and fifty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	51

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the third and fourth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
52	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018	53

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
54	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Strategic Income Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
C-1525 AM (8/18)

SemiAnnual Report
June 30, 2018
Variable Portfolio – U.S. Flexible Growth Fund
(formerly Columbia Variable Portfolio - U.S. Flexible Growth Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – U.S. Flexible Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – U.S. Flexible Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2016
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2016
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	Life
Class 2	11/02/16	1.39	11.08	14.02
Blended Benchmark		1.21	9.08	12.17
S&P 500 Index		2.65	14.37	19.32
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	-0.30
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 65% S&P 500 Index and 35% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2018)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	56.5
U.S. Large Cap	56.5
Underlying Funds: Fixed-Income Funds	12.4
High Yield	0.7
Investment Grade	11.7
Allocations to Tactical Assets
Exchange-Traded Funds	4.7
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	23.1
Options Purchased Puts	0.6
Residential Mortgage-Backed Securities - Agency	2.7
Total	100.0

(a)	Includes investments in Affiliated Money Market Funds (amounting to $292.3 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,013.90	1,022.19	2.76	2.77	0.55	4.92	4.94	0.98
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 57.7%
	Shares	Value ($)
U.S. Large Cap 57.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,580,296	79,425,656
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	7,489,178	159,070,149
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	3,266,218	79,565,068
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,628,708	79,465,847
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	7,696,890	158,709,870
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,597,252	79,631,750
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,520,335	79,559,561
Total		715,427,901
Total Equity Funds (Cost $620,472,264)		715,427,901

Exchange-Traded Funds 4.8%

iShares Core U.S. Aggregate Bond ETF	156,000	16,585,920
iShares iBoxx $ Investment Grade Corporate Bond ETF	243,300	27,874,881
SPDR S&P 500 ETF Trust	14,500	3,933,560
Vanguard Total Bond Market ETF	144,000	11,403,360
Total Exchange-Traded Funds (Cost $59,833,136)		59,797,721

Fixed-Income Funds 12.6%

High Yield 0.7%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,285,927	9,065,784
Investment Grade 11.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,136,914	31,212,299
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	992,010	9,126,491
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	796,316	7,509,263
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	913,443	9,152,700
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	2,855,840	30,214,784
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,852,410	29,180,154
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	424,630	4,212,326
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	2,612,886	27,069,501
Total		147,677,518
Total Fixed-Income Funds (Cost $163,103,813)		156,743,302

Residential Mortgage-Backed Securities - Agency 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/12/2048	3.500%	35,000,000	34,835,360
Total Residential Mortgage-Backed Securities - Agency (Cost $34,860,547)			34,835,360

Options Purchased Puts 0.7%
Value ($)
(Cost $11,858,149)	8,055,740

Money Market Funds 23.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(d)	292,333,565	292,333,565
Total Money Market Funds (Cost $292,320,981)		292,333,565
Total Investments in Securities (Cost: $1,182,448,890)		1,267,193,589
Other Assets & Liabilities, Net		(26,869,208)
Net Assets		1,240,324,381
At June 30, 2018, securities and/or cash totaling $9,487,802 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	1,590	09/2018	USD	216,367,200	—	(3,008,743)
S&P 500 Index	21	09/2018	USD	14,288,400	—	(178,048)
U.S. Long Bond	96	09/2018	USD	14,162,590	275,610	—
U.S. Treasury 10-Year Note	191	09/2018	USD	23,043,495	176,115	—
U.S. Treasury 2-Year Note	108	09/2018	USD	22,905,922	3,181	—
U.S. Treasury 5-Year Note	301	09/2018	USD	34,245,131	164,037	—
U.S. Ultra Bond	84	09/2018	USD	13,483,936	425,008	—
Total					1,043,951	(3,186,791)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	307,447,647	1,131	2,000.00	12/2019	8,378,495	5,021,640
S&P 500 Index	Deutsche Bank	USD	100,579,690	370	2,100.00	12/2019	2,665,829	2,064,600
S&P 500 Index	Deutsche Bank	USD	38,057,180	140	2,200.00	12/2019	813,825	969,500
Total							11,858,149	8,055,740
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	242,249,460	175,469,323	(125,385,218)	292,333,565	—	(3,702)	9,142	2,402,465	292,333,565
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,314,241	266,307	(252)	1,580,296	—	(416)	2,222,207	—	79,425,656
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	966,572	320,045	(690)	1,285,927	—	(311)	(604,454)	454,607	9,065,784
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	2,407,690	734,974	(5,750)	3,136,914	227,811	(2,224)	(1,168,878)	737,331	31,212,299
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	6,168,457	1,325,621	(4,900)	7,489,178	—	(4,579)	3,404,034	—	159,070,149
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	773,564	220,199	(1,753)	992,010	—	(376)	(221,466)	176,109	9,126,491
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	566,982	231,262	(1,928)	796,316	225,904	(977)	(803,192)	255,474	7,509,263
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	2,572,438	696,696	(2,916)	3,266,218	—	(6,115)	(1,510,229)	—	79,565,068
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	706,210	208,860	(1,627)	913,443	7,978	(530)	(276,587)	262,780	9,152,700
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	2,169,318	689,319	(2,797)	2,855,840	186,607	(909)	(1,481,135)	861,439	30,214,784
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	2,187,357	453,892	(12,541)	2,628,708	—	10,561	2,401,060	—	79,465,847
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	6,239,402	1,457,824	(336)	7,696,890	—	(402)	806,228	—	158,709,870
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	2,349,719	257,920	(10,387)	2,597,252	—	833	8,565,039	—	79,631,750
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,803,431	719,003	(2,099)	3,520,335	—	(3,667)	(708,873)	—	79,559,561
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	2,198,565	657,976	(4,131)	2,852,410	53,804	(1,163)	(990,081)	622,215	29,180,154
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	335,113	90,555	(1,038)	424,630	—	(156)	(55,779)	52,457	4,212,326
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	1,978,665	637,605	(3,384)	2,612,886	327,897	(1,191)	(1,364,752)	688,913	27,069,501
Total					1,030,001	(15,324)	8,222,284	6,513,790	1,164,504,768

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	715,427,901	715,427,901
Exchange-Traded Funds	59,797,721	—	—	—	59,797,721
Fixed-Income Funds	—	—	—	156,743,302	156,743,302
Residential Mortgage-Backed Securities - Agency	—	34,835,360	—	—	34,835,360
Options Purchased Puts	8,055,740	—	—	—	8,055,740
Money Market Funds	—	—	—	292,333,565	292,333,565
Total Investments in Securities	67,853,461	34,835,360	—	1,164,504,768	1,267,193,589
Investments in Derivatives
Asset
Futures Contracts	1,043,951	—	—	—	1,043,951
Liability
Futures Contracts	(3,186,791)	—	—	—	(3,186,791)
Total	65,710,621	34,835,360	—	1,164,504,768	1,265,050,749
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $94,693,683)	$94,633,081
Affiliated issuers (cost $1,075,897,058)	1,164,504,768
Options purchased (cost $11,858,149)	8,055,740
Cash collateral held at broker for:
TBA	30,000
Margin deposits on:
Futures contracts	9,457,802
Receivable for:
Capital shares sold	1,214,851
Dividends	498,627
Interest	37,431
Variation margin for futures contracts	180,975
Trustees’ deferred compensation plan	11,149
Total assets	1,278,624,424
Liabilities
Due to custodian	1,096,906
Payable for:
Investments purchased	2,153,907
Investments purchased on a delayed delivery basis	34,897,977
Capital shares purchased	12,704
Variation margin for futures contracts	15,680
Management services fees	7,812
Distribution and/or service fees	8,468
Service fees	58,797
Compensation of board members	2,399
Compensation of chief compliance officer	80
Other expenses	34,164
Trustees’ deferred compensation plan	11,149
Total liabilities	38,300,043
Net assets applicable to outstanding capital stock	$1,240,324,381
Represented by
Trust capital	$1,240,324,381
Total - representing net assets applicable to outstanding capital stock	$1,240,324,381
Class 2
Net assets	$1,240,324,381
Shares outstanding	99,806,980
Net asset value per share	$12.43
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$420,210
Dividends — affiliated issuers	6,513,790
Total income	6,934,000
Expenses:
Management services fees	1,274,205
Distribution and/or service fees
Class 2	1,392,820
Service fees	335,419
Compensation of board members	14,850
Custodian fees	23,159
Printing and postage fees	10,374
Audit fees	13,029
Legal fees	11,600
Compensation of chief compliance officer	195
Other	9,862
Total expenses	3,085,513
Net investment income	3,848,487
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	18,008
Investments — affiliated issuers	(15,324)
Capital gain distributions from underlying affiliated funds	1,030,001
Futures contracts	10,324,479
Options purchased	2,597
Net realized gain	11,359,761
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(713,169)
Investments — affiliated issuers	8,222,284
Futures contracts	(7,485,277)
Options purchased	(2,276,396)
Net change in unrealized appreciation (depreciation)	(2,252,558)
Net realized and unrealized gain	9,107,203
Net increase in net assets resulting from operations	$12,955,690
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$3,848,487	$1,143,903
Net realized gain	11,359,761	24,810,846
Net change in unrealized appreciation (depreciation)	(2,252,558)	84,498,568
Net increase in net assets resulting from operations	12,955,690	110,453,317
Increase in net assets from capital stock activity	229,073,153	721,210,586
Total increase in net assets	242,028,843	831,663,903
Net assets at beginning of period	998,295,538	166,631,635
Net assets at end of period	$1,240,324,381	$998,295,538
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	18,593,448	231,349,925	65,449,940	723,035,667
Redemptions	(180,739)	(2,276,772)	(161,613)	(1,825,081)
Net increase	18,412,709	229,073,153	65,288,327	721,210,586
Total net increase	18,412,709	229,073,153	65,288,327	721,210,586
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016 (a)
Per share data
Net asset value, beginning of period	$12.26	$10.35	$10.00
Income from investment operations:
Net investment income (loss)	0.04	0.02	(0.01)
Net realized and unrealized gain	0.13	1.89	0.36
Total from investment operations	0.17	1.91	0.35
Net asset value, end of period	$12.43	$12.26	$10.35
Total return	1.39%	18.45%	3.50%
Ratios to average net assets
Total gross expenses(b)	0.55% (c)	0.55%	0.63% (c)
Total net expenses(b),(d)	0.55% (c)	0.55%	0.63% (c)
Net investment income (loss)	0.69% (c)	0.17%	(0.26%) (c)
Supplemental data
Net assets, end of period (in thousands)	$1,240,324	$998,296	$166,632
Portfolio turnover	18%	9%	12%

Notes to Financial Highlights
(a)	Class 2 shares commenced operations on November 2, 2016. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	13

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Variable Portfolio – U.S. Flexible Growth Fund (formerly known as Columbia Variable Portfolio - U.S. Flexible Growth Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018, Columbia Variable Portfolio - U.S. Flexible Growth Fund was renamed Variable Portfolio – U.S. Flexible Growth Fund.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts (Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
14	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments, and to facilitate buying and selling of securities for investments. These instruments may be used for other
16	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	8,055,740
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,043,951*
Total		9,099,691

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	3,186,791*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	11,389,089	2,597	11,391,686
Interest rate risk	(1,064,610)	—	(1,064,610)
Total	10,324,479	2,597	10,327,076

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	(8,525,124)	(2,276,396)	(10,801,520)
Interest rate risk	1,039,847	—	1,039,847
Total	(7,485,277)	(2,276,396)	(9,761,673)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	337,030,681

Derivative instrument	Average value ($)*
Options contracts — purchased	10,289,958

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
18	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
Deutsche Bank ($)
Assets
Options purchased puts	8,055,740
Total financial and derivative net assets	8,055,740
Total collateral received (pledged) (a)	-
Net amount (b)	8,055,740

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date.
20	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.23% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 2	1.10%
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $376,221,804 and $152,670,705, respectively, for the six months ended June 30, 2018, of which $194,286,133 and $161,493,906, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Variable Portfolio – U.S. Flexible Growth Fund (formerly, Columbia Variable Portfolio – U.S. Flexible Growth Fund) (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	25

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the nineteenth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-year period.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were both ranked in the second quintile (where the lowest fees and expenses
26	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	27

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
28	Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – U.S. Flexible Growth Fund | Semiannual Report 2018	29

Variable Portfolio – U.S. Flexible Growth Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-2016 AM (8/18)

SemiAnnual Report
June 30, 2018
Variable Portfolio – U.S. Flexible Moderate Growth Fund
(formerly Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – U.S. Flexible Moderate Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – U.S. Flexible Moderate Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2016
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2016
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	Life
Class 2	11/02/16	0.68	8.52	10.73
Blended Benchmark		0.58	6.86	9.20
S&P 500 Index		2.65	14.37	19.32
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	-0.30
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 50% S&P 500 Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2018)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	43.2
U.S. Large Cap	43.2
Underlying Funds: Fixed-Income Funds	25.3
High Yield	1.5
Investment Grade	23.8
Allocations to Tactical Assets
Exchange-Traded Funds	5.8
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	22.4
Options Purchased Puts	0.5
Residential Mortgage-Backed Securities - Agency	2.8
Total	100.0

(a)	Includes investments in Affiliated Money Market Funds (amounting to $207.1 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,006.80	1,022.14	2.80	2.82	0.56	4.85	4.89	0.97
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 44.3%
	Shares	Value ($)
U.S. Large Cap 44.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	881,481	44,303,248
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	4,183,479	88,857,086
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	1,821,961	44,382,977
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,466,249	44,324,702
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	4,298,324	88,631,438
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,448,853	44,421,838
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,963,366	44,372,060
Total		399,293,349
Total Equity Funds (Cost $349,501,560)		399,293,349

Exchange-Traded Funds 5.9%

iShares Core U.S. Aggregate Bond ETF	191,400	20,349,648
iShares iBoxx $ Investment Grade Corporate Bond ETF	127,713	14,632,078
SPDR S&P 500 ETF Trust	7,600	2,061,728
Vanguard Total Bond Market ETF	207,310	16,416,879
Total Exchange-Traded Funds (Cost $54,068,014)		53,460,333

Fixed-Income Funds 25.9%

High Yield 1.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,915,511	13,504,355
Investment Grade 24.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	4,669,530	46,461,827
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,481,750	13,632,099
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,190,595	11,227,307
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,363,043	13,657,691
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	4,251,048	44,976,086
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,248,917	43,466,419
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	626,417	6,214,062
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	3,889,458	40,294,785
Total		219,930,276
Total Fixed-Income Funds (Cost $243,014,363)		233,434,631

Residential Mortgage-Backed Securities - Agency 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/12/2048	3.500%	25,500,000	25,380,048
07/12/2048	4.000%	450,000	458,776
Total Residential Mortgage-Backed Securities - Agency (Cost $25,857,820)			25,838,824

Options Purchased Puts 0.5%
Value ($)
(Cost $6,579,407)	4,574,240

Money Market Funds 23.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(d)	207,108,711	207,108,711
Total Money Market Funds (Cost $207,100,529)		207,108,711
Total Investments in Securities (Cost: $886,121,693)		923,710,088
Other Assets & Liabilities, Net		(21,942,706)
Net Assets		901,767,382
At June 30, 2018, securities and/or cash totaling $5,288,761 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	900	09/2018	USD	122,472,000	—	(1,701,732)
S&P 500 Index	10	09/2018	USD	6,804,000	—	(84,785)
U.S. Long Bond	114	09/2018	USD	16,818,076	327,287	—
U.S. Treasury 10-Year Note	123	09/2018	USD	14,839,528	113,415	—
U.S. Treasury 2-Year Note	140	09/2018	USD	29,692,862	4,123	—
U.S. Treasury 5-Year Note	179	09/2018	USD	20,365,045	97,550	—
U.S. Ultra Bond	61	09/2018	USD	9,791,906	308,637	—
Total					851,012	(1,786,517)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	147,063,817	541	2,000.00	12/2019	4,007,751	2,402,040
S&P 500 Index	Deutsche Bank	USD	78,832,730	290	2,100.00	12/2019	2,106,613	1,618,200
S&P 500 Index	Deutsche Bank	USD	21,746,960	80	2,200.00	12/2019	465,043	554,000
Total							6,579,407	4,574,240
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	161,288,850	112,736,832	(66,916,971)	207,108,711	—	(1,974)	5,803	1,623,171	207,108,711
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	722,277	160,175	(971)	881,481	—	(97)	1,278,141	—	44,303,248
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,422,600	492,911	—	1,915,511	—	—	(894,480)	675,539	13,504,355
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	3,552,167	1,117,363	—	4,669,530	339,106	—	(1,736,535)	1,097,548	46,461,827
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	3,395,578	791,649	(3,748)	4,183,479	—	(2,376)	2,000,194	—	88,857,086
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,144,831	336,919	—	1,481,750	—	—	(329,688)	262,874	13,632,099
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	835,032	355,563	—	1,190,595	337,756	(1)	(1,196,230)	381,967	11,227,307
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	1,413,860	410,425	(2,324)	1,821,961	—	(2,529)	(777,153)	—	44,382,977
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,044,393	318,650	—	1,363,043	11,904	—	(411,611)	392,121	13,657,691
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	3,197,212	1,053,836	—	4,251,048	277,669	—	(2,196,733)	1,281,812	44,976,086
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	1,203,106	266,875	(3,732)	1,466,249	—	4,756	1,383,498	—	44,324,702
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	3,434,449	866,579	(2,704)	4,298,324	—	(1,992)	565,568	—	88,631,438
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	1,292,128	158,804	(2,079)	1,448,853	—	871	4,779,816	—	44,421,838
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	1,541,406	423,849	(1,889)	1,963,366	—	(1,956)	(334,656)	—	44,372,060
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	3,244,285	1,004,632	—	4,248,917	80,130	—	(1,467,721)	926,665	43,466,419
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	489,684	136,891	(158)	626,417	—	(38)	(82,146)	77,329	6,214,062
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	2,918,256	971,202	—	3,889,458	488,011	—	(2,025,172)	1,025,312	40,294,785
Total					1,534,576	(5,336)	(1,439,105)	7,744,338	839,836,691

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	399,293,349	399,293,349
Exchange-Traded Funds	53,460,333	—	—	—	53,460,333
Fixed-Income Funds	—	—	—	233,434,631	233,434,631
Residential Mortgage-Backed Securities - Agency	—	25,838,824	—	—	25,838,824
Options Purchased Puts	4,574,240	—	—	—	4,574,240
Money Market Funds	—	—	—	207,108,711	207,108,711
Total Investments in Securities	58,034,573	25,838,824	—	839,836,691	923,710,088
Investments in Derivatives
Asset
Futures Contracts	851,012	—	—	—	851,012
Liability
Futures Contracts	(1,786,517)	—	—	—	(1,786,517)
Total	57,099,068	25,838,824	—	839,836,691	922,774,583
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $79,925,834)	$79,299,157
Affiliated issuers (cost $799,616,452)	839,836,691
Options purchased (cost $6,579,407)	4,574,240
Margin deposits on:
Futures contracts	5,288,761
Receivable for:
Capital shares sold	485,295
Dividends	340,182
Interest	27,821
Variation margin for futures contracts	103,312
Trustees’ deferred compensation plan	9,749
Total assets	929,965,208
Liabilities
Due to custodian	579,727
Payable for:
Investments purchased	1,600,030
Investments purchased on a delayed delivery basis	25,885,641
Capital shares purchased	18,322
Variation margin for futures contracts	12,383
Management services fees	5,781
Distribution and/or service fees	6,157
Service fees	42,720
Compensation of board members	2,249
Compensation of chief compliance officer	55
Other expenses	35,012
Trustees’ deferred compensation plan	9,749
Total liabilities	28,197,826
Net assets applicable to outstanding capital stock	$901,767,382
Represented by
Trust capital	$901,767,382
Total - representing net assets applicable to outstanding capital stock	$901,767,382
Class 2
Net assets	$901,767,382
Shares outstanding	76,188,877
Net asset value per share	$11.84
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$449,889
Dividends — affiliated issuers	7,744,338
Interest	35,848
Total income	8,230,075
Expenses:
Management services fees	919,804
Distribution and/or service fees
Class 2	1,001,571
Service fees	241,334
Compensation of board members	12,677
Custodian fees	23,010
Printing and postage fees	8,290
Audit fees	13,602
Legal fees	8,309
Compensation of chief compliance officer	139
Other	7,420
Total expenses	2,236,156
Net investment income	5,993,919
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(223,726)
Investments — affiliated issuers	(5,336)
Capital gain distributions from underlying affiliated funds	1,534,576
Futures contracts	5,480,262
Options purchased	(114,027)
Net realized gain	6,671,749
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,078,051)
Investments — affiliated issuers	(1,439,105)
Futures contracts	(3,963,200)
Options purchased	(1,192,424)
Net change in unrealized appreciation (depreciation)	(7,672,780)
Net realized and unrealized loss	(1,001,031)
Net increase in net assets resulting from operations	$4,992,888
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$5,993,919	$2,414,194
Net realized gain	6,671,749	13,913,612
Net change in unrealized appreciation (depreciation)	(7,672,780)	44,022,418
Net increase in net assets resulting from operations	4,992,888	60,350,224
Increase in net assets from capital stock activity	180,960,885	565,679,575
Total increase in net assets	185,953,773	626,029,799
Net assets at beginning of period	715,813,609	89,783,810
Net assets at end of period	$901,767,382	$715,813,609
The accompanying Notes to Financial Statements are an integral part of this statement.
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Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	15,490,605	183,239,447	52,296,754	567,891,415
Redemptions	(192,291)	(2,278,562)	(199,276)	(2,211,840)
Net increase	15,298,314	180,960,885	52,097,478	565,679,575
Total net increase	15,298,314	180,960,885	52,097,478	565,679,575
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016 (a)
Per share data
Net asset value, beginning of period	$11.76	$10.21	$10.00
Income from investment operations:
Net investment income (loss)	0.09	0.06	(0.01)
Net realized and unrealized gain (loss)	(0.01)	1.49	0.22
Total from investment operations	0.08	1.55	0.21
Net asset value, end of period	$11.84	$11.76	$10.21
Total return	0.68%	15.18%	2.10%
Ratios to average net assets
Total gross expenses(b)	0.56% (c)	0.56%	0.75% (c)
Total net expenses(b),(d)	0.56% (c)	0.56%	0.64% (c)
Net investment income (loss)	1.50% (c)	0.56%	(0.16%) (c)
Supplemental data
Net assets, end of period (in thousands)	$901,767	$715,814	$89,784
Portfolio turnover	20%	9%	16%

Notes to Financial Highlights
(a)	Class 2 shares commenced operations on November 2, 2016. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Variable Portfolio – U.S. Flexible Moderate Growth Fund (formerly known as Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as Massachusetts business trust.
Effective May 1, 2018, Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund was renamed Variable Portfolio – U.S. Flexible Moderate Growth Fund.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts (Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other
16	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	4,574,240
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	851,012*
Total		5,425,252

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,786,517*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	6,677,972	(114,027)	6,563,945
Interest rate risk	(1,197,710)	—	(1,197,710)
Total	5,480,262	(114,027)	5,366,235

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	(4,831,370)	(1,192,424)	(6,023,794)
Interest rate risk	868,170	—	868,170
Total	(3,963,200)	(1,192,424)	(5,155,624)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	218,032,413

Derivative instrument	Average value ($)*
Options contracts — purchased	5,701,483

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
Deutsche Bank ($)
Assets
Options purchased puts	4,574,240
Total financial and derivative net assets	4,574,240
Total collateral received (pledged) (a)	-
Net amount (b)	4,574,240

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date.
20	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.23% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 2	1.10%
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $290,468,630 and $126,066,056, respectively, for the six months ended June 30, 2018, of which $143,521,465 and $125,598,471, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Variable Portfolio – U.S. Flexible Moderate Growth Fund (formerly, Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund) (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018	25

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the twenty-first percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-year period.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were both ranked in the second quintile (where the lowest fees and expenses
26	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018	27

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
28	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Semiannual Report 2018	29

Variable Portfolio – U.S. Flexible Moderate Growth Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-2021 AM (8/18)

SemiAnnual Report
June 30, 2018
Variable Portfolio – U.S. Flexible Conservative Growth Fund
(formerly Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – U.S. Flexible Conservative Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – U.S. Flexible Conservative Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2016
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2016
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	Life
Class 2	11/02/16	0.00	5.83	7.36
Blended Benchmark		-0.07	4.65	6.29
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	-0.30
S&P 500 Index		2.65	14.37	19.32
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index and 35% S&P 500 Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2018)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	30.1
U.S. Large Cap	30.1
Underlying Funds: Fixed-Income Funds	37.9
High Yield	2.2
Investment Grade	35.7
Allocations to Tactical Assets
Exchange-Traded Funds	6.1
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	22.3
Options Purchased Puts	0.4
Residential Mortgage-Backed Securities - Agency	3.2
Total	100.0

(a)	Includes investments in Affiliated Money Market Funds (amounting to $24.1 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,000.00	1,021.69	3.24	3.28	0.65	5.24	5.29	1.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 31.0%
	Shares	Value ($)
U.S. Large Cap 31.0%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	71,958	3,616,572
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	340,843	7,239,508
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	148,774	3,624,130
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	119,688	3,618,167
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	350,295	7,223,088
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	118,369	3,629,200
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	160,267	3,622,038
Total		32,572,703
Total Equity Funds (Cost $28,283,972)		32,572,703

Exchange-Traded Funds 6.3%

iShares Core U.S. Aggregate Bond ETF	22,610	2,403,895
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,277	1,750,286
SPDR S&P 500 ETF Trust	1,950	528,996
Vanguard Total Bond Market ETF	24,060	1,905,312
Total Exchange-Traded Funds (Cost $6,636,501)		6,588,489

Fixed-Income Funds 39.1%

High Yield 2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	337,088	2,376,468
Investment Grade 36.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	819,722	8,156,232
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	260,576	2,397,303
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	208,149	1,962,849
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	239,232	2,397,100
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	745,520	7,887,604
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	746,735	7,639,098
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	110,426	1,095,421
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	682,779	7,073,593
Total		38,609,200
Total Fixed-Income Funds (Cost $42,612,903)		40,985,668

Residential Mortgage-Backed Securities - Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/12/2048	3.500%	2,950,000	2,936,123
07/12/2048	4.000%	500,000	509,751
Total Residential Mortgage-Backed Securities - Agency (Cost $3,448,715)			3,445,874

Options Purchased Puts 0.3%
Value ($)
(Cost $550,259)	383,130

Money Market Funds 23.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(d)	24,125,748	24,125,748
Total Money Market Funds (Cost $24,124,853)		24,125,748
Total Investments in Securities (Cost: $105,657,203)		108,101,612
Other Assets & Liabilities, Net		(3,193,659)
Net Assets		104,907,953
At June 30, 2018, securities and/or cash totaling $416,598 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	75	09/2018	USD	10,206,000	—	(141,286)
U.S. Long Bond	12	09/2018	USD	1,770,324	34,451	—
U.S. Treasury 10-Year Note	13	09/2018	USD	1,568,405	11,987	—
U.S. Treasury 2-Year Note	20	09/2018	USD	4,241,837	589	—
U.S. Treasury 5-Year Note	31	09/2018	USD	3,526,907	16,894	—
U.S. Ultra Bond	11	09/2018	USD	1,765,754	55,656	—
Total					119,577	(141,286)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	11,688,991	43	2,000.00	12/2019	318,546	190,920
S&P 500 Index	Deutsche Bank	USD	7,339,599	27	2,100.00	12/2019	196,835	150,660
S&P 500 Index	Deutsche Bank	USD	1,631,022	6	2,200.00	12/2019	34,878	41,550
Total							550,259	383,130
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	18,383,590	12,186,790	(6,444,632)	24,125,748	—	(206)	577	190,117	24,125,748
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	58,354	16,803	(3,199)	71,958	—	(2,181)	108,174	—	3,616,572
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	248,329	98,200	(9,441)	337,088	—	(4,089)	(153,178)	119,043	2,376,468
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	620,618	229,949	(30,845)	819,722	59,421	(12,585)	(290,714)	192,323	8,156,232
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	273,654	81,887	(14,698)	340,843	—	(6,265)	169,880	—	7,239,508
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	200,040	69,939	(9,403)	260,576	—	(2,167)	(55,643)	46,172	2,397,303
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	146,151	71,265	(9,267)	208,149	59,044	(4,699)	(204,739)	66,772	1,962,849
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	114,221	41,388	(6,835)	148,774	—	(7,272)	(56,913)	—	3,624,130
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	182,642	66,765	(10,175)	239,232	2,086	(3,394)	(68,154)	68,689	2,397,100
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	558,249	211,805	(24,534)	745,520	48,612	(7,989)	(376,379)	224,411	7,887,604
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	97,166	31,878	(9,356)	119,688	—	(3,875)	114,346	—	3,618,167
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	276,985	86,269	(12,959)	350,295	—	(7,230)	52,882	—	7,223,088
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	104,345	23,339	(9,315)	118,369	—	1,238	391,374	—	3,629,200
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	124,518	40,522	(4,773)	160,267	—	(4,001)	(24,972)	—	3,622,038
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	567,718	207,159	(28,142)	746,735	14,057	(8,093)	(248,434)	162,567	7,639,098
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	85,806	29,050	(4,430)	110,426	—	(560)	(13,822)	13,612	1,095,421
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	509,987	196,575	(23,783)	682,779	85,517	(8,278)	(345,929)	179,671	7,073,593
Total					268,737	(81,646)	(1,001,644)	1,263,377	97,684,119

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	32,572,703	32,572,703
Exchange-Traded Funds	6,588,489	—	—	—	6,588,489
Fixed-Income Funds	—	—	—	40,985,668	40,985,668
Residential Mortgage-Backed Securities - Agency	—	3,445,874	—	—	3,445,874
Options Purchased Puts	383,130	—	—	—	383,130
Money Market Funds	—	—	—	24,125,748	24,125,748
Total Investments in Securities	6,971,619	3,445,874	—	97,684,119	108,101,612
Investments in Derivatives
Asset
Futures Contracts	119,577	—	—	—	119,577
Liability
Futures Contracts	(141,286)	—	—	—	(141,286)
Total	6,949,910	3,445,874	—	97,684,119	108,079,903
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $10,085,216)	$10,034,363
Affiliated issuers (cost $95,021,728)	97,684,119
Options purchased (cost $550,259)	383,130
Margin deposits on:
Futures contracts	416,598
Receivable for:
Investments sold	81
Capital shares sold	6,630
Dividends	40,986
Interest	3,766
Variation margin for futures contracts	8,250
Prepaid expenses	1
Trustees’ deferred compensation plan	7,043
Total assets	108,584,967
Liabilities
Due to custodian	39,415
Payable for:
Investments purchased	128,209
Investments purchased on a delayed delivery basis	3,452,481
Capital shares purchased	6,746
Variation margin for futures contracts	2,039
Management services fees	683
Distribution and/or service fees	717
Service fees	5,025
Compensation of board members	2,014
Compensation of chief compliance officer	6
Other expenses	32,636
Trustees’ deferred compensation plan	7,043
Total liabilities	3,677,014
Net assets applicable to outstanding capital stock	$104,907,953
Represented by
Trust capital	$104,907,953
Total - representing net assets applicable to outstanding capital stock	$104,907,953
Class 2
Net assets	$104,907,953
Shares outstanding	9,322,779
Net asset value per share	$11.25
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$62,168
Dividends — affiliated issuers	1,263,377
Total income	1,325,545
Expenses:
Management services fees	108,356
Distribution and/or service fees
Class 2	117,942
Service fees	28,407
Compensation of board members	7,994
Custodian fees	22,615
Printing and postage fees	4,604
Audit fees	11,867
Legal fees	1,206
Compensation of chief compliance officer	16
Other	2,765
Total expenses	305,772
Net investment income	1,019,773
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(36,003)
Investments — affiliated issuers	(81,646)
Capital gain distributions from underlying affiliated funds	268,737
Futures contracts	308,306
Options purchased	(18,352)
Net realized gain	441,042
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(140,390)
Investments — affiliated issuers	(1,001,644)
Futures contracts	(286,674)
Options purchased	(98,199)
Net change in unrealized appreciation (depreciation)	(1,526,907)
Net realized and unrealized loss	(1,085,865)
Net decrease in net assets resulting from operations	$(66,092)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$1,019,773	$402,025
Net realized gain	441,042	1,382,750
Net change in unrealized appreciation (depreciation)	(1,526,907)	3,844,776
Net increase (decrease) in net assets resulting from operations	(66,092)	5,629,551
Increase in net assets from capital stock activity	22,337,904	58,734,099
Total increase in net assets	22,271,812	64,363,650
Net assets at beginning of period	82,636,141	18,272,491
Net assets at end of period	$104,907,953	$82,636,141
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	2,445,291	27,567,177	6,803,749	72,118,855
Redemptions	(464,843)	(5,229,273)	(1,275,599)	(13,384,756)
Net increase	1,980,448	22,337,904	5,528,150	58,734,099
Total net increase	1,980,448	22,337,904	5,528,150	58,734,099
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016 (a)
Per share data
Net asset value, beginning of period	$11.25	$10.07	$10.00
Income from investment operations:
Net investment income (loss)	0.12	0.09	(0.02)
Net realized and unrealized gain (loss)	(0.12)	1.09	0.09
Total from investment operations	—	1.18	0.07
Net asset value, end of period	$11.25	$11.25	$10.07
Total return	0.00%	11.72%	0.70%
Ratios to average net assets
Total gross expenses(b)	0.65% (c)	0.74%	1.08% (c)
Total net expenses(b),(d)	0.65% (c)	0.67%	0.66% (c)
Net investment income (loss)	2.16% (c)	0.80%	(0.28%) (c)
Supplemental data
Net assets, end of period (in thousands)	$104,908	$82,636	$18,272
Portfolio turnover	28%	49%	10%

Notes to Financial Highlights
(a)	Class 2 shares commenced operations on November 2, 2016. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	13

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Variable Portfolio – U.S. Flexible Conservative Growth Fund (formerly known as Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018, Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund was renamed Variable Portfolio – U.S. Flexible Conservative Growth Fund.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts (Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
14	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other
16	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	383,130
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	119,577*
Total		502,707

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	141,286*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	547,383	(18,352)	529,031
Interest rate risk	(239,077)	—	(239,077)
Total	308,306	(18,352)	289,954

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	(407,303)	(98,199)	(505,502)
Interest rate risk	120,629	—	120,629
Total	(286,674)	(98,199)	(384,873)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	23,443,237

Derivative instrument	Average value ($)*
Options contracts — purchased	468,990

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
Deutsche Bank ($)
Assets
Options purchased puts	383,130
Total financial and derivative net assets	383,130
Total collateral received (pledged) (a)	-
Net amount (b)	383,130

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date.
20	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.23% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 2	1.10%
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $40,800,810 and $20,670,308, respectively, for the six months ended June 30, 2018, of which $19,552,291 and $17,563,560, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Variable Portfolio – U.S. Flexible Conservative Growth Fund (formerly, Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund) (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	25

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the seventh percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-year period.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the second and third quintiles, respectively, (where the lowest
26	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	27

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
28	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Semiannual Report 2018	29

Variable Portfolio – U.S. Flexible Conservative Growth Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-2026 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Diversified Absolute Return Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Diversified Absolute Return Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Diversified Absolute Return Fund (the Fund) seeks to provide shareholders with absolute (positive) returns.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/12	-2.91	-1.99	-1.34	-1.08
Class 2	04/30/12	-3.05	-2.23	-1.59	-1.33
FTSE One-Month U.S. Treasury Bill Index		0.77	1.27	0.37	0.31
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to June 2015 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The FTSE One-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of one-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at June 30, 2018)
Common Stocks	56.2
Convertible Bonds	0.3
Exchange-Traded Funds	20.8
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	79.6
Total	156.9

(a)	Includes investments in Money Market Funds (amounting to $166.8 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at June 30, 2018)
Common Stocks	(56.9)
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	43.9	(28.7)	15.2
Commodities Derivative Contracts	26.4	—	26.4
Equity Derivative Contracts	46.3	(6.9)	39.4
Foreign Currency Derivative Contracts	52.8	(33.8)	19.0
Total Notional Market Value of Derivative Contracts	169.4	(69.4)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Notes to Consolidated Financial Statements.

Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	970.90	1,012.52	12.24	12.49	2.49
Class 2	1,000.00	1,000.00	969.50	1,011.27	13.45	13.74	2.74
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 44.1%
Issuer	Shares	Value ($)
Consumer Discretionary 6.8%
Auto Components 0.2%
Gentex Corp.(a)	18,139	417,560
Automobiles 0.1%
General Motors Co.(a)	6,525	257,085
Diversified Consumer Services 0.2%
H&R Block, Inc.(a)	22,278	507,493
Hotels, Restaurants & Leisure 1.7%
Extended Stay America, Inc.(a)	22,522	486,701
International Game Technology PLC(a)	13,872	322,385
Marriott International, Inc., Class A(a)	724	91,659
Melco Resorts & Entertainment Ltd., ADR(a)	14,725	412,300
Norwegian Cruise Line Holdings Ltd.(a),(b)	18,429	870,770
Royal Caribbean Cruises Ltd.(a)	7,042	729,551
Six Flags Entertainment Corp.(a)	18,224	1,276,591
Yum China Holdings, Inc.(a)	7,715	296,719
Total		4,486,676
Household Durables 0.1%
Mohawk Industries, Inc.(a),(b)	1,674	358,688
Tupperware Brands Corp.(a)	1,020	42,065
Total		400,753
Internet & Direct Marketing Retail 0.5%
Amazon.com, Inc.(a),(b)	203	345,059
Expedia Group, Inc.(a)	2,789	335,210
Qurate Retail, Inc.(b)	29,496	625,905
Total		1,306,174
Media 1.0%
21st Century Fox, Inc., Class A	24,227	1,203,840
Charter Communications, Inc., Class A(a),(b)	310	90,895
Comcast Corp., Class A(a)	11,076	363,403
DISH Network Corp., Class A(a),(b)	15,661	526,366
Liberty Global PLC, Class A(a),(b)	20,026	551,516
Total		2,736,020
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.3%
Dollar General Corp.(a)	3,515	346,579
Target Corp.(a)	5,966	454,132
Total		800,711
Specialty Retail 1.3%
Best Buy Co., Inc.(a)	8,349	622,668
Burlington Stores, Inc.(a),(b)	1,639	246,719
Home Depot, Inc. (The)(a)	6,674	1,302,097
Lowe’s Companies, Inc.(a)	3,485	333,061
O’Reilly Automotive, Inc.(a),(b)	944	258,250
Signet Jewelers Ltd.(a)	7,934	442,321
Ulta Beauty, Inc.(a),(b)	1,611	376,104
Total		3,581,220
Textiles, Apparel & Luxury Goods 1.4%
Canada Goose Holdings, Inc.(a),(b)	10,351	609,156
Columbia Sportswear Co.(a)	856	78,298
PVH Corp.(a)	9,832	1,472,047
Ralph Lauren Corp.(a)	4,611	579,695
Tapestry, Inc.(a)	9,587	447,809
VF Corp.(a)	7,572	617,270
Total		3,804,275
Total Consumer Discretionary		18,297,967
Consumer Staples 2.9%
Beverages 0.2%
Molson Coors Brewing Co., Class B	3,488	237,324
PepsiCo, Inc.(a)	3,415	371,791
Total		609,115
Food & Staples Retailing 0.3%
Walgreens Boots Alliance, Inc.(a)	8,775	526,632
Walmart, Inc.	2,531	216,780
Total		743,412
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	5

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.3%
ConAgra Foods, Inc.(a)	2,408	86,038
Kellogg Co.(a)	21,988	1,536,301
Mondelez International, Inc., Class A(a)	18,758	769,078
Pilgrim’s Pride Corp.(a),(b)	21,032	423,374
Tyson Foods, Inc., Class A	10,454	719,758
Total		3,534,549
Household Products 0.2%
Energizer Holdings, Inc.(a)	8,264	520,301
Personal Products 0.1%
Herbalife Ltd.(b)	3,365	180,768
Tobacco 0.8%
Altria Group, Inc.	14,037	797,161
Philip Morris International, Inc.(a)	15,871	1,281,425
Total		2,078,586
Total Consumer Staples		7,666,731
Energy 3.8%
Energy Equipment & Services 0.4%
Helmerich & Payne, Inc.(a)	3,387	215,955
Patterson-UTI Energy, Inc.(a)	18,548	333,864
TechnipFMC PLC(a)	10,588	336,063
Tenaris SA, ADR(a)	6,319	229,949
Total		1,115,831
Oil, Gas & Consumable Fuels 3.4%
BP PLC, ADR(a)	7,504	342,633
Chevron Corp.(a)	3,527	445,919
Cimarex Energy Co.(a)	3,688	375,217
ConocoPhillips (a)	28,991	2,018,353
Continental Resources, Inc.(a),(b)	21,750	1,408,530
Diamondback Energy, Inc.(a)	2,729	359,055
Marathon Oil Corp.	26,490	552,581
Murphy Oil Corp.(a)	19,650	663,581
PBF Energy, Inc., Class A(a)	5,709	239,378
Suncor Energy, Inc.(a)	21,574	877,630
Valero Energy Corp.(a)	5,216	578,089
Common Stocks (continued)
Issuer	Shares	Value ($)
World Fuel Services Corp.(a)	4,697	95,866
WPX Energy, Inc.(b)	55,829	1,006,597
Total		8,963,429
Total Energy		10,079,260
Financials 6.6%
Banks 3.4%
Bank of America Corp.(a)	39,622	1,116,944
Bank of the Ozarks(a)	22,620	1,018,805
BB&T Corp.(a)	29,493	1,487,627
CIT Group, Inc.(a)	8,294	418,100
Citizens Financial Group, Inc.(a)	14,232	553,625
Comerica, Inc.(a)	4,659	423,596
Fifth Third Bancorp(a)	2,551	73,214
JPMorgan Chase & Co.(a)	4,790	499,118
M&T Bank Corp.(a)	7,211	1,226,952
Regions Financial Corp.	33,381	593,514
SunTrust Banks, Inc.(a)	11,984	791,184
Wells Fargo & Co.(a)	8,651	479,611
Zions Bancorporation(a)	5,184	273,145
Total		8,955,435
Capital Markets 0.9%
Bank of New York Mellon Corp. (The)(a)	15,335	827,017
Federated Investors, Inc., Class B(a)	772	18,003
Invesco Ltd.(a)	17,688	469,793
Lazard Ltd., Class A(a)	11,491	562,025
S&P Global, Inc.(a)	3,087	629,408
Total		2,506,246
Consumer Finance 0.2%
Navient Corp.(a)	35,642	464,416
Insurance 2.1%
Allstate Corp. (The)(a)	4,412	402,683
Chubb Ltd.(a)	4,121	523,450
CNA Financial Corp.(a)	5,030	229,770
Everest Re Group Ltd.(a)	2,436	561,449
Hartford Financial Services Group, Inc. (The)(a)	4,086	208,917
Lincoln National Corp.(a)	18,815	1,171,234
Marsh & McLennan Companies, Inc.	2,632	215,745
Old Republic International Corp.(a)	14,997	298,590

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Principal Financial Group, Inc.(a)	23,229	1,229,976
Prudential Financial, Inc.(a)	5,529	517,017
Unum Group(a)	8,870	328,101
Total		5,686,932
Total Financials		17,613,029
Health Care 3.6%
Biotechnology 0.5%
Alder Biopharmaceuticals, Inc.(b)	6,973	110,173
Alexion Pharmaceuticals, Inc.(a),(b)	888	110,245
Atara Biotherapeutics, Inc.(a),(b)	2,499	91,838
Biogen, Inc.(a),(b)	308	89,394
BioMarin Pharmaceutical, Inc.(a),(b)	1,590	149,778
bluebird bio, Inc.(a),(b)	510	80,045
Gilead Sciences, Inc.(a)	1,118	79,199
Immunomedics, Inc.(a),(b)	5,645	133,617
Puma Biotechnology, Inc.(a),(b)	1,531	90,559
Sage Therapeutics, Inc.(a),(b)	748	117,085
TESARO, Inc.(a),(b)	1,922	85,471
Vertex Pharmaceuticals, Inc.(a),(b)	577	98,067
Total		1,235,471
Health Care Equipment & Supplies 0.7%
Baxter International, Inc.(a)	8,560	632,070
Hill-Rom Holdings, Inc.(a)	849	74,152
Medtronic PLC(a)	3,932	336,618
STERIS PLC(a)	6,072	637,621
Varian Medical Systems, Inc.(a),(b)	1,594	181,270
Total		1,861,731
Health Care Providers & Services 1.4%
Brookdale Senior Living, Inc.(a),(b)	29,917	271,945
Envision Healthcare Corp.(a),(b)	5,762	253,586
Express Scripts Holding Co.(a),(b)	7,878	608,260
Premier, Inc.(b)	15,481	563,199
UnitedHealth Group, Inc.(a)	1,388	340,532
WellCare Health Plans, Inc.(a),(b)	6,765	1,665,814
Total		3,703,336
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.0%
Allergan PLC(a)	2,209	368,284
Bristol-Myers Squibb Co.(a)	4,054	224,348
Eli Lilly & Co.(a)	804	68,605
GW Pharmaceuticals PLC, ADR(a),(b)	989	138,005
Johnson & Johnson(a)	2,796	339,267
Mallinckrodt PLC(a),(b)	15,064	281,094
Merck & Co., Inc.	3,474	210,872
Perrigo Co. PLC(a)	6,283	458,094
Pfizer, Inc.(a)	18,335	665,194
Total		2,753,763
Total Health Care		9,554,301
Industrials 6.7%
Aerospace & Defense 1.3%
Boeing Co. (The)(a)	1,799	603,583
General Dynamics Corp.(a)	7,386	1,376,824
L3 Technologies, Inc.(a)	7,500	1,442,400
Total		3,422,807
Airlines 1.2%
Alaska Air Group, Inc.(a)	25,676	1,550,574
Copa Holdings SA, Class A(a)	3,967	375,357
Delta Air Lines, Inc.(a)	25,003	1,238,649
Total		3,164,580
Building Products 0.3%
Masco Corp.(a)	21,835	817,066
Commercial Services & Supplies —%
Pitney Bowes, Inc.(a)	14,093	120,777
Construction & Engineering 0.2%
Jacobs Engineering Group, Inc.(a)	6,511	413,383
Electrical Equipment 0.4%
Acuity Brands, Inc.(a)	4,850	561,970
AMETEK, Inc.(a)	7,727	557,580
Total		1,119,550
Industrial Conglomerates 0.6%
Carlisle Companies, Inc.(a)	14,439	1,563,888

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	7

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.8%
Allison Transmission Holdings, Inc.(a)	14,469	585,850
Caterpillar, Inc.(a)	4,162	564,658
Crane Co.(a)	6,682	535,429
Deere & Co.(a)	1,433	200,333
Gardner Denver Holdings, Inc.(a),(b)	38,932	1,144,211
Ingersoll-Rand PLC(a)	17,382	1,559,687
ITT, Inc.(a)	4,173	218,123
Total		4,808,291
Marine 0.5%
Kirby Corp.(a),(b)	15,001	1,254,084
Road & Rail 0.2%
Norfolk Southern Corp.(a)	4,373	659,754
Trading Companies & Distributors 0.2%
WW Grainger, Inc.(a)	2,015	621,426
Total Industrials		17,965,606
Information Technology 6.7%
Communications Equipment 0.3%
Arista Networks, Inc.(a),(b)	410	105,571
F5 Networks, Inc.(a),(b)	3,528	608,403
Total		713,974
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity Ltd.(a)	6,078	547,385
Trimble Navigation Ltd.(a),(b)	8,160	267,974
Zebra Technologies Corp., Class A(a),(b)	4,949	708,944
Total		1,524,303
Internet Software & Services 0.8%
Alibaba Group Holding Ltd., ADR(a),(b)	1,171	217,256
Alphabet, Inc., Class A(a),(b)	1,055	1,191,295
VeriSign, Inc.(a),(b)	4,527	622,100
Total		2,030,651
IT Services 2.3%
Automatic Data Processing, Inc.(a)	1,950	261,573
Booz Allen Hamilton Holdings Corp.(a)	28,171	1,231,918
First Data Corp., Class A(a),(b)	50,814	1,063,537
FleetCor Technologies, Inc.(a),(b)	4,657	980,997
MasterCard, Inc., Class A(a)	4,285	842,088
Common Stocks (continued)
Issuer	Shares	Value ($)
Pagseguro Digital Ltd., Class A(a),(b)	28,241	783,688
Visa, Inc., Class A(a)	7,594	1,005,825
Total		6,169,626
Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc.(a)	4,079	188,409
Broadcom, Inc.(a)	1,740	422,194
MACOM Technology Solutions Holdings, Inc.(a),(b)	14,400	331,776
Marvell Technology Group Ltd.(a)	27,613	592,023
NVIDIA Corp.(a)	926	219,369
ON Semiconductor Corp.(a),(b)	9,983	221,972
Teradyne, Inc.(a)	6,197	235,920
Total		2,211,663
Software 1.0%
Activision Blizzard, Inc.(a)	4,617	352,369
Adobe Systems, Inc.(a),(b)	1,856	452,511
CA, Inc.(a)	1,750	62,388
Cadence Design Systems, Inc.(a),(b)	1,889	81,813
Electronic Arts, Inc.(a),(b)	4,391	619,219
Fortinet, Inc.(a),(b)	9,865	615,872
Microsoft Corp.(a)	4,554	449,070
Total		2,633,242
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.(a)	2,684	496,835
Electronics for Imaging, Inc.(a),(b)	33,159	1,079,657
HP, Inc.(a)	12,750	289,298
NetApp, Inc.(a)	8,289	650,935
Western Digital Corp.(a)	331	25,623
Total		2,542,348
Total Information Technology		17,825,807
Materials 2.2%
Chemicals 1.0%
Cabot Corp.(a)	5,521	341,032
Celanese Corp., Class A(a)	5,791	643,149
DowDuPont, Inc.(a)	6,923	456,364
LyondellBasell Industries NV, Class A(a)	5,519	606,262
Westlake Chemical Corp.(a)	5,018	540,087
Total		2,586,894

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.4%
Avery Dennison Corp.(a)	2,094	213,797
Owens-Illinois, Inc.(a),(b)	32,422	545,014
Packaging Corp. of America(a)	2,731	305,299
Total		1,064,110
Metals & Mining 0.6%
Alcoa Corp.(a),(b)	1,586	74,352
Freeport-McMoRan, Inc.(a)	15,389	265,614
Steel Dynamics, Inc.(a)	15,466	710,663
United States Steel Corp.(a)	17,155	596,136
Total		1,646,765
Paper & Forest Products 0.2%
Domtar Corp.(a)	10,823	516,690
Total Materials		5,814,459
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.2%
American Tower Corp.(a)	1,220	175,888
CoreCivic, Inc.(a)	20,080	479,711
Coresite Realty Corp.(a)	4,844	536,812
Duke Realty Corp.(a)	16,676	484,104
Equinix, Inc.(a)	1,744	749,728
Equity LifeStyle Properties, Inc.(a)	21,836	2,006,729
Gaming and Leisure Properties, Inc.(a)	8,819	315,720
Invitation Homes, Inc.(a)	15,970	368,268
Mack-Cali Realty Corp.(a)	16,987	344,496
SBA Communications Corp.(a),(b)	2,328	384,400
Total		5,845,856
Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.(a)	170	28,218
Realogy Holdings Corp.(a)	17,691	403,355
Total		431,573
Total Real Estate		6,277,429
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.5%
BCE, Inc.(a)	37,261	1,508,698
Wireless Telecommunication Services 0.1%
T-Mobile U.S.A., Inc.(b)	3,722	222,389
Total Telecommunication Services		1,731,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.9%
Electric Utilities 0.9%
American Electric Power Co., Inc.(a)	18,528	1,283,064
Edison International(a)	10,551	667,562
Xcel Energy, Inc.(a)	8,451	386,041
Total		2,336,667
Multi-Utilities 1.0%
Ameren Corp.(a)	16,875	1,026,844
DTE Energy Co.(a)	3,777	391,410
NiSource, Inc.(a)	45,927	1,206,962
Total		2,625,216
Total Utilities		4,961,883
Total Common Stocks (Cost $113,442,976)		117,787,559

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
08/15/2026	3.375%	652,000	631,525
Total Convertible Bonds (Cost $709,928)			631,525

Exchange-Traded Funds 16.3%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN(b)	562,827	13,704,837
iShares TIPS Bond ETF	150,392	16,974,745
Vanguard Mortgage-Backed Securities ETF	109,806	5,645,127
Vanguard REIT ETF	89,391	7,280,897
Total Exchange-Traded Funds (Cost $43,473,012)		43,605,606

Money Market Funds 62.4%

Columbia Short-Term Cash Fund, 1.985%(c),(d)	166,814,912	166,814,912
Total Money Market Funds (Cost $166,810,780)		166,814,912
Total Investments in Securities (Cost $324,436,696)		328,839,602

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	9

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in securities sold short

Common Stocks (44.6)%
Issuer	Shares	Value ($)
Consumer Discretionary (7.2)%
Auto Components (0.1)%
Delphi Technologies PLC	(4,770)	(216,844)
Automobiles (0.9)%
Ferrari NV	(6,945)	(937,644)
Ford Motor Co.	(80,526)	(891,423)
Tesla, Inc.(b)	(1,889)	(647,833)
Total		(2,476,900)
Distributors (0.2)%
Genuine Parts Co.	(6,331)	(581,123)
Diversified Consumer Services (0.0)%
Bright Horizons Family Solutions, Inc.(b)	(981)	(100,572)
Hotels, Restaurants & Leisure (0.9)%
Chipotle Mexican Grill, Inc.(b)	(995)	(429,213)
Darden Restaurants, Inc.	(2,807)	(300,517)
Domino’s Pizza, Inc.	(515)	(145,318)
Dunkin’ Brands Group, Inc.	(4,860)	(335,680)
Hyatt Hotels Corp., Class A	(4,241)	(327,193)
MGM Resorts International	(835)	(24,240)
Norwegian Cruise Line Holdings Ltd.(b)	(7,282)	(344,075)
Starbucks Corp.	(7,131)	(348,349)
Total		(2,254,585)
Internet & Direct Marketing Retail (0.1)%
Netflix, Inc.(b)	(940)	(367,944)
Leisure Products (0.3)%
Mattel, Inc.	(26,015)	(427,166)
Polaris Industries, Inc.	(2,793)	(341,249)
Total		(768,415)
Media (0.7)%
Madison Square Garden Co. (The), Class A(b)	(275)	(85,302)
Omnicom Group, Inc.	(4,495)	(342,834)
Pearson PLC	(27,627)	(320,473)
Walt Disney Co. (The)	(9,423)	(987,625)
Total		(1,736,234)
Multiline Retail (0.4)%
Target Corp.	(12,254)	(932,774)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail (2.0)%
Abercrombie & Fitch Co., Class A	(10,203)	(249,769)
AutoZone, Inc.(b)	(562)	(377,063)
Bed Bath & Beyond, Inc.	(10,390)	(207,021)
Best Buy Co., Inc.	(12,066)	(899,882)
CarMax, Inc.(b)	(6,354)	(463,016)
Dick’s Sporting Goods, Inc.	(9,447)	(333,007)
DSW, Inc., Class A	(10,402)	(268,580)
L Brands, Inc.	(4,256)	(156,961)
Murphy U.S.A., Inc.(b)	(5,392)	(400,572)
Penske Automotive Group, Inc.	(9,075)	(425,164)
Tiffany & Co.	(4,456)	(586,409)
TJX Companies, Inc. (The)	(10,290)	(979,402)
Total		(5,346,846)
Textiles, Apparel & Luxury Goods (1.6)%
Deckers Outdoor Corp.(b)	(2,744)	(309,770)
G-III Apparel Group Ltd.(b)	(15,777)	(700,499)
Michael Kors Holdings Ltd.(b)	(4,029)	(268,331)
Nike, Inc., Class B	(5,783)	(460,789)
Skechers U.S.A., Inc., Class A(b)	(5,458)	(163,795)
Steven Madden Ltd.	(4,740)	(251,694)
Under Armour, Inc., Class C(b)	(61,223)	(1,290,581)
VF Corp.	(11,440)	(932,589)
Total		(4,378,048)
Total Consumer Discretionary		(19,160,285)
Consumer Staples (2.8)%
Beverages (1.2)%
Brown-Forman Corp., Class B	(13,748)	(673,790)
Coca-Cola Co. (The)	(22,006)	(965,183)
Constellation Brands, Inc., Class A	(5,639)	(1,234,208)
Monster Beverage Corp.(b)	(3,653)	(209,317)
Total		(3,082,498)
Food & Staples Retailing (0.2)%
Casey’s General Stores, Inc.	(3,691)	(387,850)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products (0.5)%
Dean Foods Co.	(21,628)	(227,310)
Hain Celestial Group, Inc. (The)(b)	(14,479)	(431,474)
Kraft Heinz Co. (The)	(6,784)	(426,171)
McCormick & Co., Inc.	(2,597)	(301,486)
Total		(1,386,441)
Household Products (0.8)%
Church & Dwight Co., Inc.	(4,685)	(249,054)
Clorox Co. (The)	(6,879)	(930,385)
Procter & Gamble Co. (The)	(12,635)	(986,288)
Total		(2,165,727)
Personal Products (0.1)%
Coty, Inc., Class A	(27,130)	(382,533)
Total Consumer Staples		(7,405,049)
Energy (3.9)%
Energy Equipment & Services (1.3)%
Dril-Quip, Inc.(b)	(5,219)	(268,257)
Frank’s International NV	(88,475)	(690,105)
National Oilwell Varco, Inc.	(19,474)	(845,171)
Oceaneering International, Inc.	(23,959)	(609,996)
Patterson-UTI Energy, Inc.	(2,080)	(37,440)
Schlumberger Ltd.	(6,313)	(423,160)
Weatherford International PLC(b)	(155,513)	(511,638)
Total		(3,385,767)
Oil, Gas & Consumable Fuels (2.6)%
Apache Corp.	(21,155)	(988,996)
Cabot Oil & Gas Corp.	(41,900)	(997,220)
Cheniere Energy, Inc.(b)	(7,147)	(465,913)
Diamondback Energy, Inc.	(3,308)	(435,234)
Extraction Oil & Gas, Inc.(b)	(1,941)	(28,513)
Exxon Mobil Corp.	(11,824)	(978,199)
Gulfport Energy Corp.(b)	(23,535)	(295,835)
Hess Corp.	(6,128)	(409,902)
Laredo Petroleum, Inc.(b)	(50,515)	(485,954)
Murphy Oil Corp.	(9,336)	(315,277)
ONEOK, Inc.	(6,786)	(473,866)
Parsley Energy, Inc.(b)	(15,143)	(458,530)
SM Energy Co.	(3,988)	(102,452)
Common Stocks (continued)
Issuer	Shares	Value ($)
Williams Companies, Inc. (The)	(1,033)	(28,005)
WPX Energy, Inc.(b)	(25,822)	(465,571)
Total		(6,929,467)
Total Energy		(10,315,234)
Financials (6.7)%
Banks (2.5)%
Bank of Hawaii Corp.	(1,540)	(128,467)
Bank of the Ozarks	(4,138)	(186,375)
Cullen/Frost Bankers, Inc.	(8,130)	(879,991)
East West Bancorp, Inc.	(10,961)	(714,657)
Fifth Third Bancorp	(30,033)	(861,947)
First Hawaiian, Inc.	(7,585)	(220,117)
First Republic Bank	(4,586)	(443,879)
People’s United Financial, Inc.	(19,593)	(354,437)
Pinnacle Financial Partners, Inc.	(6,837)	(419,450)
PNC Financial Services Group, Inc. (The)	(6,526)	(881,663)
Prosperity Bancshares, Inc.	(5,796)	(396,215)
Regions Financial Corp.	(50,010)	(889,178)
Signature Bank(b)	(2,881)	(368,422)
Total		(6,744,798)
Capital Markets (2.1)%
Affiliated Managers Group, Inc.	(1,840)	(273,553)
Cboe Global Markets, Inc.	(2,571)	(267,564)
Charles Schwab Corp. (The)	(16,807)	(858,838)
Factset Research Systems, Inc.	(1,375)	(272,387)
Franklin Resources, Inc.	(25,528)	(818,172)
Goldman Sachs Group, Inc. (The)	(3,768)	(831,108)
Moody’s Corp.	(4,091)	(697,761)
Raymond James Financial, Inc.	(2,943)	(262,957)
T Rowe Price Group, Inc.	(7,658)	(889,017)
Thomson Reuters Corp.	(10,543)	(425,094)
Total		(5,596,451)
Diversified Financial Services (0.1)%
Berkshire Hathaway, Inc., Class B(b)	(1,179)	(220,061)
Insurance (1.9)%
Alleghany Corp.	(715)	(411,103)
American International Group, Inc.	(1,778)	(94,270)
Aon PLC	(6,653)	(912,592)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	11

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Brown & Brown, Inc.	(16,846)	(467,140)
Chubb Ltd.	(2,839)	(360,610)
Markel Corp.(b)	(271)	(293,859)
RenaissanceRe Holdings Ltd.	(3,402)	(409,329)
Travelers Companies, Inc. (The)	(4,428)	(541,721)
White Mountains Insurance Group Ltd.	(355)	(321,846)
Willis Towers Watson PLC	(5,987)	(907,629)
WR Berkley Corp.	(3,917)	(283,630)
Total		(5,003,729)
Thrifts & Mortgage Finance (0.1)%
TFS Financial Corp.	(28,638)	(451,621)
Total Financials		(18,016,660)
Health Care (3.5)%
Biotechnology (0.6)%
Alnylam Pharmaceuticals, Inc.(b)	(496)	(48,851)
AMAG Pharmaceuticals, Inc.(b)	(5,467)	(106,606)
Amgen, Inc.	(1,035)	(191,051)
Epizyme, Inc.(b)	(4,921)	(66,680)
Fibrogen, Inc.(b)	(1,143)	(71,552)
Halozyme Therapeutics, Inc.(b)	(3,523)	(59,433)
Intrexon Corp.(b)	(8,063)	(112,398)
Ironwood Pharmaceuticals, Inc.(b)	(4,100)	(78,392)
Ligand Pharmaceuticals, Inc.(b)	(671)	(139,011)
Madrigal Pharmaceuticals, Inc.(b)	(758)	(212,005)
Myriad Genetics, Inc.(b)	(1,842)	(68,835)
OPKO Health, Inc.(b)	(26,749)	(125,720)
PDL BioPharma, Inc.(b)	(26,431)	(61,849)
Radius Health, Inc.(b)	(1,720)	(50,688)
United Therapeutics Corp.(b)	(811)	(91,765)
Total		(1,484,836)
Health Care Equipment & Supplies (0.8)%
ABIOMED, Inc.(b)	(1,037)	(424,185)
Align Technology, Inc.(b)	(1,110)	(379,775)
Becton Dickinson and Co.	(1,164)	(278,848)
Dexcom, Inc.(b)	(4,611)	(437,953)
Hologic, Inc.(b)	(10,610)	(421,748)
Stryker Corp.	(1,433)	(241,976)
Total		(2,184,485)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services (0.8)%
Acadia Healthcare Co., Inc.(b)	(2,543)	(104,034)
Aetna, Inc.	(2,429)	(445,722)
DaVita, Inc.(b)	(8,205)	(569,755)
Henry Schein, Inc.(b)	(5,507)	(400,028)
Laboratory Corp. of America Holdings(b)	(170)	(30,520)
Quest Diagnostics, Inc.	(2,333)	(256,490)
Universal Health Services, Inc., Class B	(3,893)	(433,836)
Total		(2,240,385)
Health Care Technology (0.2)%
athenahealth, Inc.(b)	(825)	(131,290)
Cerner Corp.(b)	(9,034)	(540,143)
Total		(671,433)
Life Sciences Tools & Services (0.3)%
Bio-Rad Laboratories, Inc., Class A(b)	(1,298)	(374,525)
IQVIA Holdings, Inc.(b)	(2,621)	(261,628)
Waters Corp.(b)	(1,136)	(219,919)
Total		(856,072)
Pharmaceuticals (0.8)%
Akorn, Inc.(b)	(2,053)	(34,059)
Astrazeneca PLC, ADR	(7,462)	(261,991)
Catalent, Inc.(b)	(884)	(37,031)
Novo Nordisk A/S, ADR	(5,487)	(253,060)
Perrigo Co. PLC	(2,901)	(211,512)
Roche Holding AG, ADR	(9,405)	(259,860)
Sanofi, ADR	(6,665)	(266,667)
Zoetis, Inc.	(8,177)	(696,599)
Total		(2,020,779)
Total Health Care		(9,457,990)
Industrials (6.8)%
Aerospace & Defense (0.6)%
Curtiss-Wright Corp.	(1,878)	(223,520)
Esterline Technologies Corp.(b)	(4,912)	(362,506)
Harris Corp.	(2,491)	(360,049)
Huntington Ingalls Industries, Inc.	(1,855)	(402,145)
Northrop Grumman Corp.	(97)	(29,847)
Triumph Group, Inc.	(8,385)	(164,346)
Total		(1,542,413)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics (0.7)%
C.H. Robinson Worldwide, Inc.	(3,745)	(313,306)
Expeditors International of Washington, Inc.	(3,559)	(260,163)
Fedex Corp.	(1,670)	(379,190)
United Parcel Service, Inc., Class B	(8,277)	(879,266)
Total		(1,831,925)
Airlines (0.5)%
American Airlines Group, Inc.	(1,145)	(43,464)
Spirit Airlines, Inc.(b)	(11,270)	(409,664)
United Continental Holdings, Inc.(b)	(14,109)	(983,821)
Total		(1,436,949)
Building Products (0.3)%
Allegion PLC	(3,159)	(244,380)
Armstrong World Industries, Inc.(b)	(3,638)	(229,922)
Johnson Controls International PLC	(11,374)	(380,460)
Total		(854,762)
Commercial Services & Supplies (0.7)%
Clean Harbors, Inc.(b)	(331)	(18,387)
Republic Services, Inc.	(10,898)	(744,987)
Stericycle, Inc.(b)	(3,282)	(214,282)
Waste Management, Inc.	(10,655)	(866,678)
Total		(1,844,334)
Construction & Engineering (0.3)%
Fluor Corp.	(13,965)	(681,213)
Valmont Industries, Inc.	(950)	(143,212)
Total		(824,425)
Electrical Equipment (0.3)%
Emerson Electric Co.	(13,198)	(912,510)
Industrial Conglomerates (0.7)%
3M Co.	(4,327)	(851,208)
Roper Technologies, Inc.	(3,408)	(940,301)
Total		(1,791,509)
Machinery (1.5)%
Allison Transmission Holdings, Inc.	(12,923)	(523,252)
Deere & Co.	(3,027)	(423,175)
Illinois Tool Works	(6,253)	(866,291)
Kennametal, Inc.	(15,807)	(567,471)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oshkosh Corp.	(5,298)	(372,555)
Trinity Industries, Inc.	(12,703)	(435,205)
Wabtec Corp.	(4,489)	(442,526)
Welbilt, Inc.(b)	(19,082)	(425,719)
Total		(4,056,194)
Professional Services (0.9)%
Dun & Bradstreet Corp. (The)	(2,254)	(276,453)
IHS Markit Ltd.(b)	(17,479)	(901,742)
Nielsen Holdings PLC	(16,326)	(504,963)
Verisk Analytics, Inc.(b)	(5,711)	(614,732)
Total		(2,297,890)
Road & Rail (0.2)%
AMERCO	(190)	(67,668)
Heartland Express, Inc.	(11,763)	(218,204)
Landstar System, Inc.	(2,195)	(239,694)
Total		(525,566)
Trading Companies & Distributors (0.1)%
Air Lease Corp.	(9,316)	(390,993)
Total Industrials		(18,309,470)
Information Technology (6.7)%
Communications Equipment (0.4)%
CommScope Holding Co., Inc.(b)	(10,973)	(320,466)
Juniper Networks, Inc.	(29,033)	(796,085)
Total		(1,116,551)
Electronic Equipment, Instruments & Components (0.5)%
Arrow Electronics, Inc.(b)	(4,771)	(359,161)
Avnet, Inc.	(10,079)	(432,288)
Corning Inc	(1,075)	(29,573)
Dolby Laboratories, Inc., Class A	(3,872)	(238,864)
Vishay Intertechnology, Inc.	(13,601)	(315,543)
Total		(1,375,429)
Internet Software & Services (0.1)%
Akamai Technologies, Inc.(b)	(3,540)	(259,234)
Twilio, Inc.(b)	(779)	(43,640)
Total		(302,874)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	13

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services (1.6)%
Convergys Corp.	(19,844)	(484,987)
Gartner, Inc.(b)	(3,100)	(411,990)
Infosys Ltd., ADR	(12,349)	(239,941)
Jack Henry & Associates, Inc.	(2,175)	(283,533)
Paychex, Inc.	(14,233)	(972,826)
Square, Inc., Class A(b)	(7,134)	(439,740)
Syntel, Inc.(b)	(8,168)	(262,111)
Western Union Co.	(35,802)	(727,855)
Wex, Inc.(b)	(2,446)	(465,914)
Total		(4,288,897)
Semiconductors & Semiconductor Equipment (1.4)%
Advanced Micro Devices, Inc.(b)	(9,936)	(148,941)
Amkor Technology, Inc.(b)	(100,743)	(865,382)
Analog Devices, Inc.	(4,531)	(434,614)
Cavium, Inc.(b)	(3,846)	(332,679)
Qorvo, Inc.(b)	(10,237)	(820,700)
QUALCOMM, Inc.	(16,204)	(909,368)
Universal Display Corp.	(1,381)	(118,766)
Versum Materials, Inc.	(4,839)	(179,769)
Total		(3,810,219)
Software (1.3)%
Autodesk, Inc.(b)	(3,334)	(437,054)
CA, Inc.	(26,564)	(947,007)
Check Point Software Technologies Ltd.(b)	(3,918)	(382,710)
Citrix Systems, Inc.(b)	(8,878)	(930,770)
FireEye, Inc.(b)	(9,811)	(150,991)
Nuance Communications, Inc.(b)	(13,000)	(180,505)
PTC, Inc.(b)	(4,847)	(454,697)
Total		(3,483,734)
Technology Hardware, Storage & Peripherals (1.4)%
Hewlett Packard Enterprise Co.	(78,542)	(1,147,499)
HP, Inc.	(41,114)	(932,877)
NetApp, Inc.	(10,867)	(853,385)
Seagate Technology	(5,215)	(294,491)
Xerox Corp.	(13,481)	(323,544)
Total		(3,551,796)
Total Information Technology		(17,929,500)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (2.3)%
Chemicals (1.4)%
Air Products & Chemicals, Inc.	(1,532)	(238,578)
Albemarle Corp.	(4,136)	(390,149)
Ecolab, Inc.	(7,646)	(1,072,963)
FMC Corp.	(814)	(72,617)
International Flavors & Fragrances, Inc.	(1,929)	(239,119)
Mosaic Co. (The)	(9,922)	(278,312)
Platform Specialty Products Corp.(b)	(32,959)	(382,325)
Praxair, Inc.	(1,849)	(292,419)
Scotts Miracle-Gro Co. (The), Class A	(2,874)	(239,002)
WR Grace & Co.	(5,761)	(422,339)
Total		(3,627,823)
Construction Materials (0.2)%
Martin Marietta Materials, Inc.	(435)	(97,148)
Vulcan Materials Co.	(3,343)	(431,448)
Total		(528,596)
Containers & Packaging (0.4)%
AptarGroup, Inc.	(3,059)	(285,649)
Ball Corp.	(9,911)	(352,336)
Sealed Air Corp.	(9,288)	(394,276)
Total		(1,032,261)
Metals & Mining (0.3)%
Newmont Mining Corp.	(5,952)	(224,450)
Royal Gold, Inc.	(7,762)	(720,624)
Total		(945,074)
Total Materials		(6,133,754)
Real Estate (2.4)%
Equity Real Estate Investment Trusts (REITS) (2.4)%
Alexandria Real Estate Equities, Inc.	(376)	(47,440)
American Campus Communities, Inc.	(6,401)	(274,475)
Crown Castle International Corp.	(574)	(61,889)
Federal Realty Investment Trust	(3,167)	(400,784)
Healthcare Trust of America, Inc., Class A	(15,369)	(414,348)
Kimco Realty Corp.	(58,996)	(1,002,342)
Macerich Co. (The)	(7,062)	(401,334)
Omega Healthcare Investors, Inc.	(7,476)	(231,756)
Public Storage	(4,533)	(1,028,356)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Realty Income Corp.	(6,818)	(366,740)
Uniti Group, Inc.	(2,397)	(48,012)
Washington Prime Group, Inc.	(126,017)	(1,021,998)
Welltower, Inc.	(16,864)	(1,057,204)
Total		(6,356,678)
Total Real Estate		(6,356,678)
Telecommunication Services (0.6)%
Diversified Telecommunication Services (0.3)%
AT&T, Inc.	(29,224)	(938,383)
Wireless Telecommunication Services (0.3)%
Rogers Communications, Inc.	(14,953)	(709,669)
Total Telecommunication Services		(1,648,052)
Utilities (1.7)%
Electric Utilities (0.4)%
PPL Corp.	(9,079)	(259,205)
Southern Co. (The)	(20,183)	(934,675)
Total		(1,193,880)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities (1.0)%
Consolidated Edison, Inc.	(12,537)	(977,635)
Dominion Energy, Inc.	(13,865)	(945,316)
Sempra Energy	(5,722)	(664,382)
Total		(2,587,333)
Water Utilities (0.3)%
Aqua America, Inc.	(21,712)	(763,828)
Total Utilities		(4,545,041)
Total Common Stocks (Proceeds $114,641,951)		(119,277,713)
Total Investments in Securities Sold Short (Proceeds $114,641,951)		(119,277,713)
Total Investments in Securities, Net of Securities Sold Short		209,561,889
Other Assets & Liabilities, Net		57,770,864
Net Assets		267,332,753

At June 30, 2018, securities and/or cash totaling $162,823,266 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
174,117,000 NOK	21,478,565 USD	Citi	07/11/2018	92,673	—
21,668,852 USD	174,117,000 NOK	Citi	07/11/2018	—	(282,959)
11,245,000 AUD	8,562,056 USD	Credit Suisse	07/11/2018	239,953	—
29,784,004 USD	40,096,000 AUD	Credit Suisse	07/11/2018	—	(110,103)
4,882,000 CAD	3,818,633 USD	HSBC	07/09/2018	104,696	—
866,000 EUR	1,037,795 USD	HSBC	07/09/2018	26,027	—
50,225,000 JPY	459,843 USD	HSBC	07/09/2018	6,014	—
508,836 USD	659,000 CAD	HSBC	07/09/2018	—	(7,508)
285,119 USD	244,000 EUR	HSBC	07/09/2018	—	(48)
649,890 USD	478,000 GBP	HSBC	07/09/2018	—	(18,872)
205,736 USD	22,439,000 JPY	HSBC	07/09/2018	—	(2,979)
273,118 USD	361,000 CAD	HSBC	07/11/2018	1,519	—
12,863,722 USD	16,706,000 CAD	HSBC	07/11/2018	—	(154,326)
2,200,000 AUD	1,617,616 USD	HSBC	08/13/2018	—	(10,727)
4,400,000 CAD	3,321,281 USD	HSBC	08/13/2018	—	(28,071)
1,900,000 CHF	1,920,694 USD	HSBC	08/13/2018	—	(4,821)
1,900,000 NZD	1,332,318 USD	HSBC	08/13/2018	45,403	—
100,000 NZD	67,571 USD	HSBC	08/13/2018	—	(162)
11,900,000 SEK	1,374,404 USD	HSBC	08/13/2018	41,574	—
500,000 SEK	55,658 USD	HSBC	08/13/2018	—	(343)
1,692,325 USD	2,200,000 CAD	HSBC	08/13/2018	—	(17,649)
208,000 GBP	275,645 USD	Morgan Stanley	07/09/2018	1,060	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	15

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
60,066 USD	80,000 CAD	Morgan Stanley	07/09/2018	794	—
471,666 USD	406,000 EUR	Morgan Stanley	07/09/2018	2,673	—
2,348,564,000 JPY	21,385,439 USD	Morgan Stanley	07/11/2018	161,102	—
188,602,000 SEK	21,391,102 USD	Morgan Stanley	07/11/2018	321,271	—
8,576,522 USD	940,658,000 JPY	Morgan Stanley	07/11/2018	—	(75,650)
8,555,642 USD	12,415,000 NZD	Morgan Stanley	07/11/2018	—	(146,898)
21,278,077 USD	188,602,000 SEK	Morgan Stanley	07/11/2018	—	(208,247)
21,013,000 CHF	21,352,982 USD	UBS	07/11/2018	119,437	—
122,000 CHF	122,780 USD	UBS	07/11/2018	—	(501)
18,139,000 EUR	21,458,854 USD	UBS	07/11/2018	263,456	—
12,510,620 USD	10,766,000 EUR	UBS	07/11/2018	69,438	—
53,814 USD	46,000 EUR	UBS	07/11/2018	—	(63)
Total				1,497,090	(1,069,927)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	93	09/2018	JPY	1,408,558,894	—	(6,147)
3-Month Euro Euribor	38	09/2018	EUR	9,529,450	—	(628)
Australian 10-Year Bond	32	09/2018	AUD	4,139,573	50,709	—
EURO STOXX 50	104	09/2018	EUR	3,526,640	—	(55,261)
Euro-Bund	34	09/2018	EUR	5,568,026	6,295	—
Euro-Buxl 30-Year	21	09/2018	EUR	3,821,700	—	(35,327)
FTSE 100 Index	51	09/2018	GBP	3,876,765	—	(8,117)
FTSE 100 Index	170	09/2018	GBP	12,922,550	—	(27,056)
Hang Seng Index	13	07/2018	HKD	18,671,900	17,886	—
IBEX 35 Index	9	07/2018	EUR	864,162	6,085	—
MSCI Emerging Markets Index	100	09/2018	USD	5,316,500	—	(344,501)
S&P 500 E-mini	45	09/2018	USD	6,123,600	—	(122,174)
S&P 500 E-mini	172	09/2018	USD	23,405,760	—	(467,837)
S&P/TSX 60 Index	11	09/2018	CAD	2,119,260	23,920	—
SPI 200 Index	80	09/2018	AUD	12,296,000	222,008	—
TOPIX Index	26	09/2018	JPY	449,930,000	—	(102,950)
U.S. Ultra Bond	70	09/2018	USD	11,236,614	354,174	—
Total					681,077	(1,169,998)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(47)	09/2018	USD	(11,461,538)	2,748	—
90-Day Sterling	(67)	09/2018	GBP	(8,306,744)	2,109	—
EURO STOXX 50	(145)	09/2018	EUR	(4,916,950)	56,777	—
Long Gilt	(29)	09/2018	GBP	(3,603,608)	—	(14,861)
MSCI Emerging Markets Index	(201)	09/2018	USD	(10,686,165)	736,201	—
S&P/TSX 60 Index	(43)	09/2018	CAD	(8,284,380)	—	(69,730)
TOPIX Index	(27)	09/2018	JPY	(467,235,000)	108,869	—
Total					906,704	(84,591)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 2.044%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/08/2027	USD	21,339,000	1,470,714	—	—	1,470,714	—
Fixed rate of 0.770%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	09/08/2027	EUR	16,967,000	113,771	—	—	113,771	—
Fixed rate of 0.210%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/08/2027	JPY	259,538,000	(8,508)	—	—	—	(8,508)
Fixed rate of 0.769%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	12/05/2027	EUR	4,123,000	3,051	—	—	3,051	—
Fixed rate of 0.285%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	12/06/2027	JPY	227,882,000	3,920	—	—	3,920	—
6-Month GBP LIBOR	Fixed rate of 1.322%	Receives Semi annually, Pays Semi annually	Morgan Stanley	01/02/2028	GBP	9,508,000	163,865	—	—	163,865	—
Fixed rate of 2.821%	6-Month AUD BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	01/03/2028	AUD	11,093,000	52,286	—	—	52,286	—
Fixed rate of 1.090%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	03/07/2028	EUR	4,450,000	149,069	—	—	149,069	—
Fixed rate of 0.293%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	04/05/2028	JPY	3,535,770,528	60,449	—	—	60,449	—
Fixed rate of 2.830%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	04/05/2028	USD	7,969,666	(80,351)	—	—	—	(80,351)
6-Month GBP LIBOR	Fixed rate of 1.550%	Receives Semi annually, Pays Semi annually	Morgan Stanley	05/01/2028	GBP	6,987,000	(36,543)	—	—	—	(36,543)
3-Month USD LIBOR	Fixed rate of 3.037%	Receives Quarterly, Pays Semi annually	Morgan Stanley	05/03/2028	USD	14,513,256	(108,882)	—	—	—	(108,882)
6-Month EURIBOR	Fixed rate of 1.006%	Receives Semi annually, Pays Annually	Morgan Stanley	05/04/2028	EUR	6,119,789	(121,045)	—	—	—	(121,045)
Fixed rate of 2.904%	6-Month AUD BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	06/04/2028	AUD	19,817,879	131,752	—	—	131,752	—
Total							1,793,548	—	—	2,148,877	(355,329)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 29	Citi	06/20/2023	1.000	Quarterly	1.911	USD	2,330,000	(93,584)	647	—	(42,988)	—	(49,949)
Markit CDX Emerging Markets Index, Series 29	Citi	06/20/2023	1.000	Quarterly	1.911	USD	4,630,000	(185,963)	1,286	—	(82,391)	—	(102,286)
Total									1,933	—	(125,379)	—	(152,235)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	17

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	3.605	USD	11,389,000	1,665	—	—	1,665	—
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	3.605	USD	2,395,000	(14,416)	—	—	—	(14,416)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	0.673	USD	6,743,000	(13,655)	—	—	—	(13,655)
Total								(26,406)	—	—	1,665	(28,071)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	7,387,367	246,573 ††	(893)	—	—	245,680	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	9,851,368	122,841 ††	(4,285)	—	—	118,556	—
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	2,901,545	96,847 ††	(351)	—	—	96,496	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	18,335,572	92,485 ††	(8,862)	2,836	—	80,787	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	5,816,740	72,532 ††	(2,530)	—	—	70,002	—
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	199,580	6,661 ††	(24)	—	—	6,637	—
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	77,089	2,573 ††	(9)	—	—	2,564	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	65,303	2,180 ††	(8)	—	—	2,172	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	447,062	2,255 ††	(216)	89	—	1,950	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	79,081	986 ††	(34)	—	—	952	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	205,973	1,038 ††	(99)	49	—	890	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	201,519	1,016 ††	(97)	62	—	857	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	111,372	562 ††	(54)	18	—	490	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	18,190	(4) ††	(5)	—	—	—	(9)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	204,368	(43) ††	(58)	—	—	—	(101)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	225,768	(47) ††	(64)	—	—	—	(111)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	246,098	(52) ††	(69)	—	—	—	(121)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	19

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	68,000	(442) ††	(27)	—	—	—	(469)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	2,300,481	(483) ††	(649)	—	—	—	(1,132)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	11,586,933	(2,436) ††	(3,267)	—	—	—	(5,703)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	1,804,037	(11,702) ††	(727)	—	—	—	(12,429)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	8,190,989	(53,132) ††	(3,299)	—	—	—	(56,431)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	198,823	(186) ††	(43)	—	—	—	(229)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	508,147	(514) ††	(123)	—	—	—	(637)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	989,583	(1,002) ††	(239)	—	—	—	(1,241)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	1,566,304	(1,461) ††	(341)	—	—	—	(1,802)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	26,241,655	(24,482) ††	(5,708)	—	—	—	(30,190)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	26,486,490	(26,801) ††	(6,401)	—	—	—	(33,202)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	16,729	(1) ††	—	—	—	—	(1)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	114,619	(5) ††	—	—	—	—	(5)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	190,128	(8) ††	—	—	—	—	(8)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	299,096	(13) ††	—	—	—	—	(13)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	484,250	(21) ††	—	—	—	—	(21)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	486,285	(21) ††	—	—	—	—	(21)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,923,209	(84) ††	—	—	—	—	(84)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	207,286	(779) ††	—	—	—	—	(779)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	21

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	27,767,050	(1,216) ††	—	—	—	—	(1,216)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	608,474	(2,287) ††	—	—	—	—	(2,287)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,096,513	(7,881) ††	—	—	—	—	(7,881)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,210,115	(8,308) ††	—	—	—	—	(8,308)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,702,497	(10,159) ††	—	—	—	—	(10,159)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	4,292,311	(16,136) ††	—	—	—	—	(16,136)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	43,160,429	431,767 ††	(3,477)	—	—	428,290	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	17,659,423	223,023 ††	(2,561)	—	—	220,462	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	13,237,817	184,038 ††	(2,346)	—	—	181,692	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	12,475,557	62,729 ††	(2,613)	—	—	60,116	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	2,108,389	29,312 ††	(374)	—	—	28,938	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,652,276	23,707 ††	(133)	—	—	23,574	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,825,801	18,265 ††	(147)	—	—	18,118	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,731,004	17,892 ††	—	—	—	17,892	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	1,260,806	15,923 ††	(183)	—	—	15,740	—
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,957,294	16,022 ††	(441)	—	—	15,581	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,553,260	15,538 ††	(125)	—	—	15,413	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	1,206,009	15,231 ††	(175)	—	—	15,056	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	889,109	12,757 ††	(72)	—	—	12,685	—
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,338,562	10,958 ††	(108)	—	—	10,850	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,024,039	10,244 ††	(82)	—	—	10,162	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	483,816	6,110 ††	(70)	—	—	6,040	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	23

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	403,139	5,604 ††	(71)	—	—	5,533	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	495,986	5,125 ††	(40)	—	—	5,085	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	902,616	4,538 ††	(189)	—	—	4,349	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	315,125	3,980 ††	(46)	—	—	3,934	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	256,478	3,680 ††	—	—	—	3,680	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	274,142	3,462 ††	(40)	—	—	3,422	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	267,081	3,373 ††	(39)	—	—	3,334	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	230,165	3,200 ††	(41)	—	—	3,159	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	239,452	3,024 ††	(35)	—	—	2,989	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	216,781	2,240 ††	(17)	—	—	2,223	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	146,564	2,038 ††	(26)	—	—	2,012	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	186,432	1,865 ††	(15)	—	—	1,850	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	380,215	1,912 ††	(80)	—	—	1,832	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	124,702	1,734 ††	(22)	—	—	1,712	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	123,128	1,712 ††	(22)	—	—	1,690	—
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	195,775	1,603 ††	(16)	—	—	1,587	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	150,289	1,389 ††	(12)	—	—	1,377	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	262,917	1,322 ††	(55)	—	—	1,267	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	244,608	1,230 ††	(51)	—	—	1,179	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	58,271	836 ††	(5)	—	—	831	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	25

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	162,500	817 ††	(34)	—	—	783	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	43,549	606 ††	(8)	—	—	598	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	104,709	527 ††	(22)	—	—	505	—
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	32,268	(174) ††	(8)	—	—	—	(182)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	50,967	(276) ††	(4)	—	—	—	(280)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	147,701	(303) ††	(12)	—	—	—	(315)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	127,352	(329) ††	—	—	—	—	(329)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	99,290	(339) ††	2	—	—	—	(337)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	182,320	(374) ††	(15)	—	—	—	(389)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	116,647	(398) ††	2	—	—	—	(396)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	161,570	(551) ††	3	—	—	—	(548)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	101,250	(548) ††	(8)	—	—	—	(556)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	229,763	(593) ††	—	—	—	—	(593)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	467,151	(959) ††	(38)	—	—	—	(997)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	364,106	(1,241) ††	6	—	—	—	(1,235)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	504,928	(1,303) ††	—	—	—	—	(1,303)
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	88,001	(1,526) ††	(7)	—	—	—	(1,533)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	600,009	(1,548) ††	—	—	—	—	(1,548)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	725,427	(1,871) ††	—	—	—	—	(1,871)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	27

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	350,954	(1,898) ††	(28)	—	—	—	(1,926)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	271,087	(3,586) ††	(24)	—	—	—	(3,610)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	698,536	(9,241) ††	(62)	—	—	—	(9,303)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	900,232	(11,909) ††	(80)	—	—	—	(11,989)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	5,694,488	(14,689) ††	—	—	—	—	(14,689)
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,397,467	(24,240) ††	(394)	—	—	—	(24,634)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	11,928,768	(24,502) ††	(961)	—	—	—	(25,463)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	5,121,436	(27,686) ††	(413)	—	—	—	(28,099)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	6,986,054	(92,421) ††	(619)	—	—	—	(93,040)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	28,177,939	(96,045) ††	454	—	—	—	(95,591)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	43,469,211	(112,132) ††	—	—	—	—	(112,132)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	28,603,891	(378,412) ††	(2,535)	—	—	—	(380,947)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	87,893	(1,636) ††	11	—	—	—	(1,625)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JP Morgan	11/30/2018	USD	89,527	(1,740) ††	—	—	—	—	(1,740)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JP Morgan	11/30/2018	USD	102,103	(1,983) ††	—	—	—	—	(1,983)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	480,500	(8,942) ††	58	—	—	—	(8,884)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	1,295,083	(19,962) ††	(92)	—	—	—	(20,054)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	2,303,789	(42,875) ††	278	—	—	—	(42,597)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JP Morgan	11/30/2018	USD	13,083,390	(254,196) ††	—	—	—	—	(254,196)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	29

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.100%	Monthly	JP Morgan	11/30/2018	USD	14,049,866	(261,475) ††	113	—	—	—	(261,362)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JP Morgan	11/30/2018	USD	16,388,362	(304,995) ††	1,980	—	—	—	(303,015)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	439,398	(3,893) ††	53	—	—	—	(3,840)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	207,773	(4,234) ††	34	—	—	—	(4,200)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	494,027	(4,378) ††	60	—	—	—	(4,318)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	503,981	(4,466) ††	61	—	—	—	(4,405)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	551,144	(4,884) ††	67	—	—	—	(4,817)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	268,800	(5,477) ††	43	—	—	—	(5,434)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	470,266	(9,582) ††	76	—	—	—	(9,506)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	578,106	(11,779) ††	93	—	—	—	(11,686)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	6,192,218	(54,868) ††	748	—	—	—	(54,120)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	5,916,700	(120,558) ††	953	—	—	—	(119,605)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	43,612,977	(386,444) ††	5,270	—	—	—	(381,174)
Total							(689,285)	(47,210)	3,054	—	1,763,573	(2,503,122)
†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Columbia Variable Portfolio – Diversified Absolute Return Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.
Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	163,698,354	84,786,987	(81,670,429)	166,814,912	(2,745)	3,550	1,376,061	166,814,912
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	31

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Currency Legend  (continued)
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	18,297,967	—	—	—	18,297,967
Consumer Staples	7,666,731	—	—	—	7,666,731
Energy	10,079,260	—	—	—	10,079,260
Financials	17,613,029	—	—	—	17,613,029
Health Care	9,554,301	—	—	—	9,554,301
Industrials	17,965,606	—	—	—	17,965,606
Information Technology	17,825,807	—	—	—	17,825,807
Materials	5,814,459	—	—	—	5,814,459
Real Estate	6,277,429	—	—	—	6,277,429
Telecommunication Services	1,731,087	—	—	—	1,731,087
Utilities	4,961,883	—	—	—	4,961,883
Total Common Stocks	117,787,559	—	—	—	117,787,559
Convertible Bonds	—	631,525	—	—	631,525
Exchange-Traded Funds	43,605,606	—	—	—	43,605,606
Money Market Funds	—	—	—	166,814,912	166,814,912
Total Investments in Securities	161,393,165	631,525	—	166,814,912	328,839,602
Investments in Securities Sold Short
Common Stocks
Consumer Discretionary	(19,160,285)	—	—	—	(19,160,285)
Consumer Staples	(7,405,049)	—	—	—	(7,405,049)
Energy	(10,315,234)	—	—	—	(10,315,234)
Financials	(18,016,660)	—	—	—	(18,016,660)
Health Care	(9,457,990)	—	—	—	(9,457,990)
Industrials	(18,309,470)	—	—	—	(18,309,470)
Information Technology	(17,929,500)	—	—	—	(17,929,500)
Materials	(6,133,754)	—	—	—	(6,133,754)
Real Estate	(6,356,678)	—	—	—	(6,356,678)
Telecommunication Services	(1,648,052)	—	—	—	(1,648,052)
Utilities	(4,545,041)	—	—	—	(4,545,041)
Total Common Stocks	(119,277,713)	—	—	—	(119,277,713)
Total Investments in Securities Sold Short	(119,277,713)	—	—	—	(119,277,713)
Total Investments in Securities, Net of Securities Sold Short	42,115,452	631,525	—	166,814,912	209,561,889
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,497,090	—	—	1,497,090
Futures Contracts	1,587,781	—	—	—	1,587,781
Swap Contracts	—	2,150,542	1,763,573	—	3,914,115
Liability
Forward Foreign Currency Exchange Contracts	—	(1,069,927)	—	—	(1,069,927)
Futures Contracts	(1,254,589)	—	—	—	(1,254,589)
Swap Contracts	—	(535,635)	(2,503,122)	—	(3,038,757)
Total	42,448,644	2,673,595	(739,549)	166,814,912	211,197,602
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	33

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $157,625,916)	$162,024,690
Affiliated issuers (cost $166,810,780)	166,814,912
Cash	309,936
Foreign currency (cost $461,093)	445,511
Cash collateral held at broker for:
Swap contracts	1,504,000
Securities sold short	48,224,235
Margin deposits on:
Futures contracts	5,838,037
Swap contracts	1,761,952
Unrealized appreciation on forward foreign currency exchange contracts	1,497,090
Unrealized appreciation on swap contracts	1,763,573
Upfront payments on swap contracts	3,054
Receivable for:
Investments sold	24,146
Dividends	386,151
Interest	25,154
Foreign tax reclaims	8,293
Variation margin for futures contracts	461,286
Variation margin for swap contracts	114,393
Trustees’ deferred compensation plan	30,488
Total assets	391,236,901
Liabilities
Securities sold short, at value (proceeds $114,641,951)	119,277,713
Unrealized depreciation on forward foreign currency exchange contracts	1,069,927
Unrealized depreciation on swap contracts	2,655,357
Upfront receipts on swap contracts	125,379
Payable for:
Investments purchased	7,878
Capital shares purchased	1,427
Dividends and interest on securities sold short	202,187
Variation margin for futures contracts	389,068
Variation margin for swap contracts	48,326
Management services fees	8,052
Distribution and/or service fees	23
Service fees	185
Compensation of board members	2,174
Compensation of chief compliance officer	28
Other expenses	64,591
Trustees’ deferred compensation plan	30,488
Other liabilities	21,345
Total liabilities	123,904,148
Net assets applicable to outstanding capital stock	$267,332,753
Represented by
Trust capital	$267,332,753
Total - representing net assets applicable to outstanding capital stock	$267,332,753
Class 1
Net assets	$263,988,880
Shares outstanding	28,230,210
Net asset value per share	$9.35
Class 2
Net assets	$3,343,873
Shares outstanding	362,898
Net asset value per share	$9.21
The accompanying Notes to Consolidated Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	35

Consolidated Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,502,064
Dividends — affiliated issuers	1,376,061
Interest	6,953
Foreign taxes withheld	(21,101)
Total income	2,863,977
Expenses:
Management services fees	1,492,197
Distribution and/or service fees
Class 2	4,507
Service fees	1,093
Compensation of board members	9,423
Custodian fees	50,975
Printing and postage fees	5,695
Audit fees	25,346
Legal fees	2,951
Interest on collateral	41
Dividends and interest on securities sold short	1,778,756
Compensation of chief compliance officer	53
Other	7,461
Total expenses	3,378,498
Net investment loss	(514,521)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,033,144
Investments — affiliated issuers	(2,745)
Foreign currency translations	43,317
Forward foreign currency exchange contracts	2,092,112
Futures contracts	925,238
Securities sold short	(8,032,434)
Swap contracts	(4,829,934)
Net realized loss	(6,771,302)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,568,664)
Investments — affiliated issuers	3,550
Foreign currency translations	(217,380)
Forward foreign currency exchange contracts	(195,005)
Futures contracts	(102,459)
Securities sold short	3,867,875
Swap contracts	(367,156)
Net change in unrealized appreciation (depreciation)	(579,239)
Net realized and unrealized loss	(7,350,541)
Net decrease in net assets resulting from operations	$(7,865,062)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
36	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment loss	$(514,521)	$(832,486)
Net realized gain (loss)	(6,771,302)	8,687,417
Net change in unrealized appreciation (depreciation)	(579,239)	(356,814)
Net increase (decrease) in net assets resulting from operations	(7,865,062)	7,498,117
Increase in net assets from capital stock activity	255,345	127,744
Total increase (decrease) in net assets	(7,609,717)	7,625,861
Net assets at beginning of period	274,942,470	267,316,609
Net assets at end of period	$267,332,753	$274,942,470
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	37

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	54,676	519,316	101,799	973,703
Redemptions	—	—	(16,981)	(162,331)
Net increase	54,676	519,316	84,818	811,372
Class 2
Subscriptions	25,481	240,123	67,329	634,310
Redemptions	(53,993)	(504,094)	(139,874)	(1,317,938)
Net decrease	(28,512)	(263,971)	(72,545)	(683,628)
Total net increase	26,164	255,345	12,273	127,744
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
38	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	39

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$9.63	(0.02)	(0.26)	(0.28)
Year Ended 12/31/2017	$9.36	(0.03)	0.30	0.27
Year Ended 12/31/2016	$9.60	(0.05)	(0.19)	(0.24)
Year Ended 12/31/2015	$9.65	(0.05) (f)	0.00 (g)	(0.05)
Year Ended 12/31/2014	$9.82	(0.03)	(0.14)	(0.17)
Year Ended 12/31/2013	$10.04	0.14	(0.36)	(0.22)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$9.50	(0.03)	(0.26)	(0.29)
Year Ended 12/31/2017	$9.26	(0.05)	0.29	0.24
Year Ended 12/31/2016	$9.51	(0.07)	(0.18)	(0.25)
Year Ended 12/31/2015	$9.59	(0.08) (h)	0.00 (g)	(0.08)
Year Ended 12/31/2014	$9.78	(0.06)	(0.13)	(0.19)
Year Ended 12/31/2013	$10.03	0.07	(0.32)	(0.25)

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	6/30/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013
Class 1	1.31%	0.86%	0.62%	0.24%	—%	0.01%
Class 2	1.31%	0.84%	0.62%	0.28%	—%	less than 0.01%

(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.01 per share.
(g)	Rounds to zero.
(h)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.02 per share.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
40	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$9.35	(2.91%)	2.49% (c),(d),(e)	2.49% (c),(d),(e)	(0.38%) (c)	55%	$263,989
Year Ended 12/31/2017	$9.63	2.88%	2.06% (d)	2.06% (d)	(0.30%)	186%	$271,225
Year Ended 12/31/2016	$9.36	(2.50%)	1.86% (d)	1.86% (d)	(0.49%)	165%	$263,020
Year Ended 12/31/2015	$9.60	(0.52%)	1.45% (d)	1.45% (d)	(0.54%)	221%	$263,053
Year Ended 12/31/2014	$9.65	(1.73%)	1.19%	1.16%	(0.37%)	100%	$330,550
Year Ended 12/31/2013	$9.82	(2.19%)	1.25% (d)	1.18% (d)	1.41%	213%	$336,391
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$9.21	(3.05%)	2.74% (c),(d),(e)	2.74% (c),(d),(e)	(0.63%) (c)	55%	$3,344
Year Ended 12/31/2017	$9.50	2.59%	2.30% (d)	2.30% (d)	(0.56%)	186%	$3,717
Year Ended 12/31/2016	$9.26	(2.63%)	2.11% (d)	2.10% (d)	(0.75%)	165%	$4,296
Year Ended 12/31/2015	$9.51	(0.83%)	1.75% (d)	1.74% (d)	(0.81%)	221%	$5,227
Year Ended 12/31/2014	$9.59	(1.94%)	1.44%	1.41%	(0.62%)	100%	$4,155
Year Ended 12/31/2013	$9.78	(2.49%)	1.50% (d)	1.38% (d)	0.74%	213%	$4,287
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	41

Notes to Consolidated Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Diversified Absolute Return Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPDAR1 Offshore Fund, Ltd., CVPDAR2 Offshore Fund, Ltd. and CVPDAR3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2018, each Subsidiary’s financial statement information is as follows:
	CVPDAR1 Offshore Fund, Ltd.	CVPDAR2 Offshore Fund, Ltd.	CVPDAR3 Offshore Fund, Ltd.
% of consolidated fund net assets	0.02%	5.39%	3.73%
Net assets	$61,168	$14,407,437	$9,959,247
Net investment income (loss)	(2,122)	(78,931)	24,319
Net realized gain (loss)	—	33,056	(1,487,950)
Net change in unrealized appreciation (depreciation)	—	(75,360)	(256,697)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
42	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	43

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
44	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to gain market exposure to various foreign currencies. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage exposure to movements in interest rates, to manage exposure to the securities market and to manage exposure to commodities markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	45

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. Additionally, credit default swap contracts were used to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the
46	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Total return basket swap contracts
The Fund entered into total return basket swap transactions. These instruments allow the Fund to manage exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the contract, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket in return for a specified interest rate. The contract allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional reference security positions at its discretion.
The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). Total return basket swaps are subject to the risk associated with the investment in the reference securities within the basket. The risk in the case of short swaps transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities in the basket. The risk may be offset if the Fund holds any of the reference securities. The risk in the case of long swap transactions is limited to the current notional amount of the swap.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	47

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	1,665*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,171,746*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,497,090
Foreign exchange risk	Component of trust capital — unrealized appreciation on swap contracts	594,360*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	416,035*
Interest rate risk	Component of trust capital — unrealized appreciation on swap contracts	2,775,031*
Interest rate risk	Upfront payments on swap contracts	3,054
Commodity-related investment risk	Component of trust capital — unrealized appreciation on swap contracts	543,059*
Total		7,002,040

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital - unrealized depreciation on swap contracts	180,306*
Credit risk	Upfront receipts on swap contracts	125,379
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,197,626*
Equity risk	Component of trust capital - unrealized depreciation on swap contracts	1,662,069*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,069,927
Foreign exchange risk	Component of trust capital - unrealized depreciation on swap contracts	74,083*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	56,963*
Interest rate risk	Component of trust capital - unrealized depreciation on swap contracts	453,436*
Commodity-related investment risk	Component of trust capital - unrealized depreciation on swap contracts	668,863*
Total		5,488,652

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
48	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	—	(1,487,698)	(1,487,698)
Credit risk	—	—	234,757	234,757
Equity risk	—	2,074,148	(2,965,087)	(890,939)
Foreign exchange risk	2,092,112	—	(1,858,165)	233,947
Interest rate risk	—	(1,148,910)	1,246,259	97,349
Total	2,092,112	925,238	(4,829,934)	(1,812,584)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	—	(257,020)	(257,020)
Credit risk	—	—	(408,893)	(408,893)
Equity risk	—	(695,692)	(1,173,079)	(1,868,771)
Foreign exchange risk	(195,005)	—	(107,813)	(302,818)
Interest rate risk	—	593,233	1,579,649	2,172,882
Total	(195,005)	(102,459)	(367,156)	(664,620)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	119,464,837
Futures contracts — short	56,334,855
Credit default swap contracts — sell protection	24,069,500

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,222,438	(1,173,592)
Interest rate swap contracts	2,009,734	(471,380)
Total return swap contracts	2,239,697	(2,547,645)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Short Sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. In addition, the collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Consolidated Statement of Operations and a short position is reported as a liability at fair value
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	49

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
50	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
	Barclays ($)(e)	Barclays ($)(e)	Citi ($)(e)	Citi ($)(e)	Credit Suisse ($)	Deutsche Bank ($)	Goldman Sachs International ($)(e)	Goldman Sachs International ($)(e)	HSBC ($)	JPMorgan ($)(e)	JPMorgan ($)(e)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	-	-	-	-	-	-	-	-	-	-	-	-	2,326	-	2,326
Centrally cleared interest rate swap contracts (a)	-	-	-	-	-	-	-	-	-	-	-	-	112,067	-	-	112,067
Forward foreign currency exchange contracts	-	-	92,673	-	239,953	-	-	-	225,233	-	-	486,900	-	-	452,331	1,497,090
OTC total return swap contracts (b)	88,027	543,060	-	-	-	-	1,135,540	-	-	-	-	-	-	-	-	1,766,627
Total assets	88,027	543,060	92,673	-	239,953	-	1,135,540	-	225,233	-	-	486,900	112,067	2,326	452,331	3,378,110
Liabilities
Centrally cleared credit default swap contracts (a)	-	-	-	-	-	-	-	-	-	-	-	-	-	3,950	-	3,950
Centrally cleared interest rate swap contracts (a)	-	-	-	-	-	-	-	-	-	-	-	-	44,376	-	-	44,376
Forward foreign currency exchange contracts	-	-	282,959	-	110,103	-	-	-	245,506	-	-	430,795	-	-	564	1,069,927
OTC credit default swap contracts (b)	-	-	277,614	-	-	-	-	-	-	-	-	-	-	-	-	277,614
OTC total return swap contracts (b)	-	76,506	-	67,301	-	46,919	288,778	525,057	-	895,456	-	603,105	-	-	-	2,503,122
Securities borrowed	-	-	-	-	-	-	-	-	-	-	119,277,713	-	-	-	-	119,277,713
Total liabilities	-	76,506	560,573	67,301	110,103	46,919	288,778	525,057	245,506	895,456	119,277,713	1,033,900	44,376	3,950	564	123,176,702
Total financial and derivative net assets	88,027	466,554	(467,900)	(67,301)	129,850	(46,919)	846,762	(525,057)	(20,273)	(895,456)	(119,277,713)	(547,000)	67,691	(1,624)	451,767	(119,798,592)
Total collateral received (pledged) (c)	-	466,554	-	-	-	(46,919)	460,000	(260,000)	-	(740,000)	(119,277,713)	(454,000)	-	(1,624)	-	(119,853,702)
Net amount (d)	88,027	-	(467,900)	(67,301)	129,850	-	386,762	(265,057)	(20,273)	(155,456)	-	(93,000)	67,691	-	451,767	55,110

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter (OTC) Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
(e)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	51

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Consolidated Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
52	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 1.10% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	53

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	1.28%	1.30%
Class 2	1.53	1.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $164,837,515 and $163,631,499, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
54	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	55

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short Selling Risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
56	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Diversified Absolute Return Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	57

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the eighty-seventh, ninety-fourth and ninety-fifth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
58	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the fifth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	59

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
60	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the SAI. You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2018	61

Columbia Variable Portfolio – Diversified Absolute Return Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
C-1474 AM (8/18)

SemiAnnual Report
June 30, 2018
Variable Portfolio – Managed Volatility Conservative Growth Fund
(formerly Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – Managed Volatility Conservative Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2014
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	04/12/13	-0.89	4.36	4.45	3.90
Blended Benchmark		-0.53	3.96	5.43	4.80
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	1.57
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2018)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	29.7
International	7.8
U.S. Large Cap	17.7
U.S. Mid Cap	2.0
U.S. Small Cap	2.2
Underlying Funds: Fixed-Income Funds	38.1
Investment Grade	38.1
Allocations to Tactical Assets
Exchange-Traded Funds	7.0
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	19.0
Options Purchased Puts	0.4
Residential Mortgage-Backed Securities - Agency	5.8
Total	100.0

(a)	Includes investments in Affiliated Money Market Funds (amounting to $281.2 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	991.10	1,022.24	2.68	2.72	0.54	4.96	5.04	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 31.5%
	Shares	Value ($)
International 8.2%
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	3,094,442	34,564,917
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	2,159,244	22,607,282
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	3,072,689	34,598,475
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	2,029,431	22,993,457
Total		114,764,131
U.S. Large Cap 18.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,043,213	22,867,233
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,353,760	68,039,979
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	627,417	15,792,096
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,179,145	21,224,604
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,119,825	11,209,446
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	556,964	13,567,646
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	626,415	18,936,542
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	672,155	19,075,746
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	1,258,162	25,943,302
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	561,940	13,509,032
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	625,508	19,178,081
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	602,490	13,616,265
Total		262,959,972
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 2.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	219,637	6,081,742
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(a),(b)	268,777	6,052,861
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	326,487	8,694,342
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	360,134	9,140,212
Total		29,969,157
U.S. Small Cap 2.4%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	447,435	10,957,687
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	443,322	10,967,792
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	375,532	10,916,703
Total		32,842,182
Total Equity Funds (Cost $331,700,825)		440,535,442

Exchange-Traded Funds 7.4%

iShares iBoxx $ Investment Grade Corporate Bond ETF	80,000	9,165,600
iShares MSCI EAFE ETF	396,987	26,586,220
SPDR S&P 500 ETF Trust	248,625	67,446,990
Total Exchange-Traded Funds (Cost $83,097,562)		103,198,810

Fixed-Income Funds 40.3%

Investment Grade 40.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,031,491	109,763,332
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,577,619	32,914,093
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,252,164	58,957,907
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,285,225	32,917,956
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	10,063,349	106,470,235
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,833,930	110,831,099
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,068,460	10,599,127
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	9,894,888	102,511,041
Total		564,964,790
Total Fixed-Income Funds (Cost $589,092,607)		564,964,790

Residential Mortgage-Backed Securities - Agency 6.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/17/2033	2.500%	31,750,000	30,857,110
07/17/2033	3.000%	1,750,000	1,739,727
07/17/2033- 07/12/2048	3.500%	46,675,000	46,755,269
07/12/2048	4.000%	6,750,000	6,881,637
Total Residential Mortgage-Backed Securities - Agency (Cost $86,061,617)			86,233,743
Options Purchased Puts 0.4%
Value ($)
(Cost $8,871,692)	6,215,780

Money Market Funds 20.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(d)	281,160,315	281,160,315
Total Money Market Funds (Cost $281,152,872)		281,160,315
Total Investments in Securities (Cost: $1,379,977,175)		1,482,308,880
Other Assets & Liabilities, Net		(82,351,534)
Net Assets		1,399,957,346

At June 30, 2018, securities and/or cash totaling $4,068,330 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
AUD/USD Currency	50	09/2018	USD	3,699,000	—	(103,935)
BP Currency	90	09/2018	USD	7,445,250	—	(134,208)
Euro FX	30	09/2018	USD	4,401,188	—	(46,236)
EURO STOXX 50	3	09/2018	EUR	101,730	—	(2,372)
FTSE 100 Index	38	09/2018	GBP	2,888,570	—	(23,889)
JPY Currency	80	09/2018	USD	9,067,500	—	(83,796)
MSCI Singapore IX ETS	20	07/2018	SGD	732,000	4,097	—
S&P 500 E-mini	363	09/2018	USD	49,397,040	—	(648,185)
S&P 500 Index	8	09/2018	USD	5,443,200	—	(67,828)
SPI 200 Index	30	09/2018	AUD	4,611,000	97,554	—
TOPIX Index	49	09/2018	JPY	847,945,000	—	(74,960)
U.S. Long Bond	121	09/2018	USD	17,850,765	347,384	—
U.S. Treasury 10-Year Note	247	09/2018	USD	29,799,703	227,751	—
U.S. Treasury 2-Year Note	16	09/2018	USD	3,393,470	471	—
U.S. Treasury 5-Year Note	382	09/2018	USD	43,460,598	208,181	—
U.S. Ultra Bond	28	09/2018	USD	4,494,645	141,669	—
Total					1,027,107	(1,185,409)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	(37)	09/2018	USD	(3,047,875)	65,336	—
S&P/TSX 60 Index	(20)	09/2018	CAD	(3,853,200)	—	(43,578)
Total					65,336	(43,578)

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	108,734,800	400	2,100.00	12/2019	2,843,665	2,232,000
S&P 500 Index	Deutsche Bank	USD	103,841,734	382	2,000.00	12/2019	2,840,950	1,696,080
S&P 500 Index	Deutsche Bank	USD	86,987,840	320	2,050.00	12/2019	2,605,773	1,595,200
S&P 500 Index	Deutsche Bank	USD	27,183,700	100	2,200.00	12/2019	581,304	692,500
Total							8,871,692	6,215,780
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	249,771,533	129,502,452	(98,113,670)	281,160,315	—	(2,557)	5,320	2,369,150	281,160,315
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	1,063,978	16,799	(37,564)	1,043,213	—	138,699	(267,617)	—	22,867,233
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,511,560	6,509	(164,309)	1,353,760	—	2,032,627	365,788	—	68,039,979
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	971,974	9,243	(353,800)	627,417	—	1,667,381	(1,832,409)	—	15,792,096
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	10,578,013	557,631	(104,153)	11,031,491	802,385	(43,301)	(4,330,401)	2,596,991	109,763,332
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,279,806	10,063	(110,724)	1,179,145	—	494,271	1,084,659	—	21,224,604
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	3,480,500	126,783	(29,664)	3,577,619	—	(31,196)	(810,982)	635,942	32,914,093
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	5,610,800	695,308	(53,944)	6,252,164	1,776,241	(36,256)	(6,850,969)	2,008,744	58,957,907
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	239,144	1,491	(20,998)	219,637	—	138,906	309,506	—	6,081,742
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	273,201	3,582	(8,006)	268,777	—	23,959	(74,989)	—	6,052,861
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	1,138,280	(18,455)	1,119,825	—	1,067	44,644	—	11,209,446
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	566,067	9,445	(18,548)	556,964	—	40,087	(310,925)	—	13,567,646
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	481,114	4,570	(38,249)	447,435	—	216,170	484,135	—	10,957,687
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	3,169,732	153,228	(37,735)	3,285,225	28,748	(21,238)	(1,030,350)	946,931	32,917,956
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	9,582,864	546,976	(66,491)	10,063,349	658,132	(22,424)	(5,498,559)	3,038,159	106,470,235
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	3,055,717	128,234	(89,509)	3,094,442	88,351	27,891	(2,259,373)	605,146	34,564,917
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – DFA International Value Fund, Class 1 Shares
	2,138,250	124,377	(103,383)	2,159,244	102,374	147,960	(2,214,410)	616,234	22,607,282
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	3,047,932	124,881	(100,124)	3,072,689	111,603	63,544	(2,158,447)	618,227	34,598,475
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	659,043	12,038	(44,666)	626,415	—	338,234	369,357	—	18,936,542
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	725,024	8,919	(61,788)	672,155	—	245,606	1,077,779	—	19,075,746
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	1,302,274	16,482	(60,594)	1,258,162	—	240,315	(29,503)	—	25,943,302
CTIVP SM – MFS® Value Fund, Class 1 Shares
	558,274	14,162	(10,496)	561,940	—	20,777	(519,645)	—	13,509,032
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	717,190	1,506	(93,188)	625,508	—	676,061	1,715,612	—	19,178,081
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	1,976,488	121,404	(68,461)	2,029,431	910,346	50,619	(1,872,677)	199,840	22,993,457
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	609,005	9,831	(16,346)	602,490	—	23,900	(138,941)	—	13,616,265
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	10,427,116	496,922	(90,108)	10,833,930	204,696	(30,721)	(4,074,279)	2,367,204	110,831,099
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	338,041	2,447	(14,001)	326,487	—	79,952	44,275	—	8,694,342
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	1,051,333	28,533	(11,406)	1,068,460	—	(2,641)	(145,174)	132,145	10,599,127
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	400,391	517	(40,774)	360,134	—	260,583	500,831	—	9,140,212
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	9,362,072	596,705	(63,889)	9,894,888	1,243,426	(34,105)	(5,467,088)	2,612,444	102,511,041
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	507,025	467	(64,170)	443,322	—	379,334	976,886	—	10,967,792
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	395,275	4,929	(24,672)	375,532	—	155,361	266,542	—	10,916,703
Total					5,926,302	7,238,865	(32,641,404)	18,747,157	1,286,660,547

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	440,535,442	440,535,442
Exchange-Traded Funds	103,198,810	—	—	—	103,198,810
Fixed-Income Funds	—	—	—	564,964,790	564,964,790
Residential Mortgage-Backed Securities - Agency	—	86,233,743	—	—	86,233,743
Options Purchased Puts	6,215,780	—	—	—	6,215,780
Money Market Funds	—	—	—	281,160,315	281,160,315
Total Investments in Securities	109,414,590	86,233,743	—	1,286,660,547	1,482,308,880
Investments in Derivatives
Asset
Futures Contracts	1,092,443	—	—	—	1,092,443
Liability
Futures Contracts	(1,228,987)	—	—	—	(1,228,987)
Total	109,278,046	86,233,743	—	1,286,660,547	1,482,172,336
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $169,159,179)	$189,432,553
Affiliated issuers (cost $1,201,946,304)	1,286,660,547
Options purchased (cost $8,871,692)	6,215,780
Margin deposits on:
Futures contracts	4,068,330
Receivable for:
Investments sold	1,044,309
Dividends	755,753
Interest	104,528
Variation margin for futures contracts	248,355
Trustees’ deferred compensation plan	39,928
Total assets	1,488,570,083
Liabilities
Payable for:
Investments purchased	705,308
Investments purchased on a delayed delivery basis	86,166,145
Capital shares purchased	1,491,870
Variation margin for futures contracts	64,605
Management services fees	8,733
Distribution and/or service fees	9,581
Service fees	67,160
Compensation of board members	2,941
Compensation of chief compliance officer	138
Other expenses	56,328
Trustees’ deferred compensation plan	39,928
Total liabilities	88,612,737
Net assets applicable to outstanding capital stock	$1,399,957,346
Represented by
Trust capital	$1,399,957,346
Total - representing net assets applicable to outstanding capital stock	$1,399,957,346
Class 2
Net assets	$1,399,957,346
Shares outstanding	114,649,900
Net asset value per share	$12.21
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,119,704
Dividends — affiliated issuers	18,747,157
Interest	103,421
Total income	19,970,282
Expenses:
Management services fees	1,544,672
Distribution and/or service fees
Class 2	1,768,192
Service fees	424,257
Compensation of board members	18,019
Custodian fees	19,903
Printing and postage fees	7,116
Audit fees	12,000
Legal fees	15,387
Compensation of chief compliance officer	274
Other	14,871
Total expenses	3,824,691
Net investment income	16,145,591
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,271,328
Investments — affiliated issuers	7,238,865
Capital gain distributions from underlying affiliated funds	5,926,302
Foreign currency translations	(44,097)
Forward foreign currency exchange contracts	(113,042)
Futures contracts	(922,881)
Options purchased	(1,799,853)
Net realized gain	11,556,622
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,507,318)
Investments — affiliated issuers	(32,641,404)
Foreign currency translations	(3,791)
Forward foreign currency exchange contracts	47,417
Futures contracts	(2,712,010)
Options purchased	104,923
Net change in unrealized appreciation (depreciation)	(39,712,183)
Net realized and unrealized loss	(28,155,561)
Net decrease in net assets resulting from operations	$(12,009,970)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$16,145,591	$13,032,903
Net realized gain	11,556,622	20,483,920
Net change in unrealized appreciation (depreciation)	(39,712,183)	110,848,372
Net increase (decrease) in net assets resulting from operations	(12,009,970)	144,365,195
Decrease in net assets from capital stock activity	(13,531,041)	(77,831,155)
Total increase (decrease) in net assets	(25,541,011)	66,534,040
Net assets at beginning of period	1,425,498,357	1,358,964,317
Net assets at end of period	$1,399,957,346	$1,425,498,357
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	2,992,900	36,765,615	5,142,619	60,855,341
Redemptions	(4,095,230)	(50,296,656)	(11,991,966)	(138,686,496)
Net decrease	(1,102,330)	(13,531,041)	(6,849,347)	(77,831,155)
Total net decrease	(1,102,330)	(13,531,041)	(6,849,347)	(77,831,155)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013 (a)
Per share data
Net asset value, beginning of period	$12.32	$11.08	$10.74	$10.94	$10.45	$10.00
Income (loss) from investment operations:
Net investment income	0.14	0.11	0.07	0.09	0.05	0.05
Net realized and unrealized gain (loss)	(0.25)	1.13	0.27	(0.29)	0.44	0.40
Total from investment operations	(0.11)	1.24	0.34	(0.20)	0.49	0.45
Net asset value, end of period	$12.21	$12.32	$11.08	$10.74	$10.94	$10.45
Total return	(0.89%)	11.19%	3.17%	(1.83%)	4.69%	4.50%
Ratios to average net assets
Total gross expenses(b)	0.54% (c)	0.53%	0.51%	0.52%	0.52%	0.65% (c)
Total net expenses(b),(d)	0.54% (c)	0.53%	0.51%	0.52%	0.52%	0.61% (c)
Net investment income	2.28% (c)	0.95%	0.64%	0.83%	0.51%	0.71% (c)
Supplemental data
Net assets, end of period (in thousands)	$1,399,957	$1,425,498	$1,358,964	$936,541	$703,842	$257,285
Portfolio turnover	52%	100%	108%	118%	122%	60%

Notes to Financial Highlights
(a)	Class 2 shares commenced operations on April 12, 2013. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Conservative Growth Fund (formerly known as Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018, Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund was renamed Variable Portfolio – Managed Volatility Conservative Growth Fund.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
16	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	166,987*
Equity risk	Investments, at value — Options Purchased	6,215,780
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	925,456*
Total		7,308,223

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	860,812*
Foreign exchange risk	Component of trust capital - unrealized depreciation on futures contracts	368,175*
Total		1,228,987

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
20	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	3,408,726	(1,799,853)	1,608,873
Foreign exchange risk	(113,042)	(446,349)	—	(559,391)
Interest rate risk	—	(3,885,065)	—	(3,885,065)
Total	(113,042)	(922,688)	(1,799,853)	(2,835,583)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(3,256,359)	104,923	(3,151,436)
Foreign exchange risk	47,417	(616,457)	—	(569,040)
Interest rate risk	—	1,160,806	—	1,160,806
Total	47,417	(2,712,010)	104,923	(2,559,670)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	207,559,068
Futures contracts — short	5,046,633

Derivative instrument	Average value ($)*
Options contracts — purchased	7,394,828

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	11,748	(8,118)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
Deutsche Bank ($)
Assets
Options purchased puts	6,215,780
Total financial and derivative net assets	6,215,780
Total collateral received (pledged) (a)	-
Net amount (b)	6,215,780

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
22	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.22% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2018, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $1,019,889, respectively. The sale transactions resulted in a net realized loss of $14,824.
24	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 2	1.10%
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $634,442,435 and $669,561,800, respectively, for the six months ended June 30, 2018, of which $551,244,978 and $560,956,872, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
26	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	27

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Variable Portfolio – Managed Volatility Conservative Growth Fund (formerly, Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund) (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
28	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the seventy-ninth and ninety-second percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	29

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were both ranked in the second quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
30	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018	31

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
32	Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2018

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Variable Portfolio – Managed Volatility Conservative Growth Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6619 AM (8/18)

SemiAnnual Report
June 30, 2018
Variable Portfolio – Managed Volatility Growth Fund
(formerly Columbia Variable Portfolio - Managed Volatility Growth Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – Managed Volatility Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – Managed Volatility Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2014
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	04/12/13	-0.37	8.24	6.59	6.16
Blended Benchmark		0.45	7.87	8.19	7.64
Russell 3000 Index		3.22	14.78	13.29	13.06
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 46% Russell 3000 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net).
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2018)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	61.2
International	16.3
U.S. Large Cap	37.2
U.S. Mid Cap	4.0
U.S. Small Cap	3.7
Underlying Funds: Fixed-Income Funds	11.1
Investment Grade	11.1
Allocations to Tactical Assets
Exchange-Traded Funds	7.1
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	16.5
Options Purchased Puts	0.8
Residential Mortgage-Backed Securities - Agency	3.3
Total	100.0

(a)	Includes investments in Affiliated Money Market Funds (amounting to $1,781.7 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	996.30	1,022.49	2.44	2.47	0.49	5.18	5.24	1.04
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 62.9%
	Shares	Value ($)
International 16.8%
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	47,193,848	527,155,282
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	33,297,115	348,620,793
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	46,928,392	528,413,698
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	31,072,345	352,049,666
Total		1,756,239,439
U.S. Large Cap 38.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	15,069,583	330,325,253
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	19,930,664	1,001,715,190
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	9,230,041	232,320,141
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	17,794,306	320,297,509
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	16,333,308	163,496,417
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	9,445,836	230,100,558
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	9,380,701	283,578,605
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	10,392,419	294,936,838
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	18,691,267	385,413,931
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	9,406,674	226,136,435
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	9,990,053	306,295,010
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	10,156,608	229,539,330
Total		4,004,155,217
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 4.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,154,388	87,345,010
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(a),(b)	3,750,651	84,464,648
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	4,696,321	125,063,040
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	5,123,766	130,041,188
Total		426,913,886
U.S. Small Cap 3.8%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	5,420,074	132,737,627
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,688,254	140,727,402
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,398,902	127,876,073
Total		401,341,102
Total Equity Funds (Cost $5,173,037,404)		6,588,649,644

Exchange-Traded Funds 7.3%

iShares iBoxx $ Investment Grade Corporate Bond ETF	1,360,000	155,815,200
iShares MSCI EAFE ETF	2,075,000	138,962,750
SPDR S&P 500 ETF Trust	1,738,300	471,566,024
Total Exchange-Traded Funds (Cost $648,747,009)		766,343,974

Fixed-Income Funds 11.4%

Investment Grade 11.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,759,928	206,561,281
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,634,493	61,037,335
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	11,795,936	111,235,677
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,125,215	61,374,660
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	19,585,293	207,212,395
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	21,956,546	224,615,466
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	2,076,763	20,601,492
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	29,011,372	300,557,809
Total		1,193,196,115
Total Fixed-Income Funds (Cost $1,242,107,473)		1,193,196,115

Residential Mortgage-Backed Securities - Agency 3.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/17/2033	2.500%	99,000,000	96,215,872
07/17/2033	3.000%	15,000,000	14,911,944
07/17/2033- 07/12/2048	3.500%	221,275,000	221,316,834
07/12/2048	4.000%	27,000,000	27,526,549
Total Residential Mortgage-Backed Securities - Agency (Cost $359,411,600)			359,971,199
Options Purchased Puts 0.8%
Value ($)
(Cost $120,374,078)	84,805,880

Money Market Funds 17.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(d)	1,781,672,364	1,781,672,364
Total Money Market Funds (Cost $1,781,596,451)		1,781,672,364
Total Investments in Securities (Cost: $9,325,274,015)		10,774,639,176
Other Assets & Liabilities, Net		(297,051,925)
Net Assets		10,477,587,251

At June 30, 2018, securities and/or cash totaling $58,171,683 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
AUD/USD Currency	750	09/2018	USD	55,485,000	—	(1,559,025)
BP Currency	1,760	09/2018	USD	145,596,000	—	(2,624,512)
CAC40 Index	40	07/2018	EUR	2,128,200	—	(62,229)
CHF Currency	80	09/2018	USD	10,155,000	—	(83,796)
DAX Index	35	09/2018	EUR	10,769,938	—	(532,668)
Euro FX	450	09/2018	USD	66,017,813	—	(693,540)
FTSE 100 Index	575	09/2018	GBP	43,708,625	—	(361,480)
FTSE/MIB Index	88	09/2018	EUR	9,489,920	—	(778)
JPY Currency	1,430	09/2018	USD	162,081,563	—	(1,502,404)
MSCI Singapore IX ETS	350	07/2018	SGD	12,810,000	71,695	—
Russell 2000 E-mini	255	09/2018	USD	21,005,625	—	(451,887)
S&P 500 E-mini	5,545	09/2018	USD	754,563,600	—	(9,412,527)
S&P 500 Index	190	09/2018	USD	129,276,000	—	(1,610,915)
SPI 200 Index	383	09/2018	AUD	58,867,100	1,245,443	—
TOPIX Index	774	09/2018	JPY	13,394,070,000	—	(1,184,066)
U.S. Long Bond	755	09/2018	USD	111,382,870	2,167,560	—
U.S. Treasury 10-Year Note	981	09/2018	USD	118,354,285	904,551	—
U.S. Treasury 2-Year Note	657	09/2018	USD	139,344,359	19,349	—
U.S. Treasury 5-Year Note	1,793	09/2018	USD	203,991,762	977,140	—
U.S. Ultra Bond	412	09/2018	USD	66,135,497	2,084,565	—
Total					7,470,303	(20,079,827)

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
C$ Currency	(150)	09/2018	USD	(11,424,000)	161,715	—
EURO STOXX 50	(200)	09/2018	EUR	(6,782,000)	157,349	—
S&P/TSX 60 Index	(325)	09/2018	CAD	(62,614,500)	—	(708,139)
Total					319,064	(708,139)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	1,582,091,340	5,820	2,100.00	12/2019	41,690,229	32,475,600
S&P 500 Index	Deutsche Bank	USD	1,328,467,419	4,887	2,000.00	12/2019	36,344,822	21,698,280
S&P 500 Index	Deutsche Bank	USD	1,141,715,400	4,200	2,050.00	12/2019	34,200,774	20,937,000
S&P 500 Index	Deutsche Bank	USD	380,571,800	1,400	2,200.00	12/2019	8,138,253	9,695,000
Total							120,374,078	84,805,880
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	1,475,575,342	1,409,103,263	(1,103,006,241)	1,781,672,364	—	(27,969)	55,403	15,480,151	1,781,672,364
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,808,342	270,001	(8,760)	15,069,583	—	53,072	(2,229,060)	—	330,325,253
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	20,790,752	42,423	(902,511)	19,930,664	—	8,390,033	24,560,070	—	1,001,715,190
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	13,337,367	524,577	(4,631,903)	9,230,041	—	19,382,345	(21,907,442)	—	232,320,141
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	18,108,505	2,651,423	—	20,759,928	1,507,247	—	(7,995,707)	4,878,340	206,561,281
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	17,919,771	—	(125,465)	17,794,306	—	578,756	21,594,446	—	320,297,509
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	5,873,565	760,928	—	6,634,493	—	—	(1,523,915)	1,177,445	61,037,335
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	9,758,424	2,037,512	—	11,795,936	3,345,266	—	(12,577,220)	3,783,150	111,235,677
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,093,627	64,705	(3,944)	3,154,388	—	435	5,972,851	—	87,345,010
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	3,505,266	245,385	—	3,750,651	—	—	(669,361)	—	84,464,648
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	16,333,379	(71)	16,333,308	—	(3)	650,818	—	163,496,417
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	9,273,262	176,203	(3,629)	9,445,836	—	14,335	(4,736,408)	—	230,100,558
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	5,627,406	—	(207,332)	5,420,074	—	1,102,402	6,957,275	—	132,737,627
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	5,357,999	767,216	—	6,125,215	53,484	—	(1,905,321)	1,761,715	61,374,660
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	17,002,355	2,582,938	—	19,585,293	1,279,327	—	(10,468,471)	5,905,807	207,212,395
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	43,404,331	3,789,517	—	47,193,848	1,353,717	—	(34,392,780)	9,154,925	527,155,282
CTIVP SM – DFA International Value Fund, Class 1 Shares
	31,304,243	2,013,877	(21,005)	33,297,115	1,590,130	10,863	(32,367,664)	9,447,074	348,620,793
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	43,400,906	3,527,486	—	46,928,392	1,712,186	—	(32,410,222)	9,324,150	528,413,698
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	9,418,459	1,038	(38,796)	9,380,701	—	399,278	9,309,085	—	283,578,605
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,475,135	—	(82,716)	10,392,419	—	330,382	18,779,901	—	294,936,838
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	18,293,611	399,207	(1,551)	18,691,267	—	2,730	2,663,141	—	385,413,931
CTIVP SM – MFS® Value Fund, Class 1 Shares
	8,802,255	604,419	—	9,406,674	—	—	(8,362,768)	—	226,136,435
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	10,118,752	—	(128,699)	9,990,053	—	934,360	34,118,026	—	306,295,010
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	28,519,871	2,552,474	—	31,072,345	14,001,746	—	(28,379,067)	3,025,969	352,049,666
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	9,590,217	—	566,391	10,156,608	—	—	(2,033,859)	—	229,539,330
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	19,180,255	2,776,291	—	21,956,546	414,041	—	(7,976,265)	4,788,172	224,615,466
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	4,472,479	224,076	(234)	4,696,321	—	(245)	1,663,437	—	125,063,040
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	1,843,644	233,119	—	2,076,763	—	—	(279,765)	256,389	20,601,492
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,081,898	53,325	(11,457)	5,123,766	—	4,152	9,974,665	—	130,041,188
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	24,917,869	4,093,503	—	29,011,372	3,639,588	—	(15,652,657)	7,646,792	300,557,809
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,953,165	—	(264,911)	5,688,254	—	1,455,321	14,808,282	—	140,727,402
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,546,650	—	(147,748)	4,398,902	—	947,176	3,738,379	—	127,876,073
Total					28,896,732	33,577,423	(71,022,173)	76,630,079	9,563,518,123

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	6,588,649,644	6,588,649,644
Exchange-Traded Funds	766,343,974	—	—	—	766,343,974
Fixed-Income Funds	—	—	—	1,193,196,115	1,193,196,115
Residential Mortgage-Backed Securities - Agency	—	359,971,199	—	—	359,971,199
Options Purchased Puts	84,805,880	—	—	—	84,805,880
Money Market Funds	—	—	—	1,781,672,364	1,781,672,364
Total Investments in Securities	851,149,854	359,971,199	—	9,563,518,123	10,774,639,176
Investments in Derivatives
Asset
Futures Contracts	7,789,367	—	—	—	7,789,367
Liability
Futures Contracts	(20,787,966)	—	—	—	(20,787,966)
Total	838,151,255	359,971,199	—	9,563,518,123	10,761,640,577
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,008,158,609)	$1,126,315,173
Affiliated issuers (cost $8,196,741,328)	9,563,518,123
Options purchased (cost $120,374,078)	84,805,880
Cash collateral held at broker for:
TBA	37,000
Margin deposits on:
Futures contracts	58,134,683
Receivable for:
Investments sold	2,822,112
Capital shares sold	216,328
Dividends	5,135,857
Interest	431,238
Variation margin for futures contracts	4,366,270
Trustees’ deferred compensation plan	171,073
Total assets	10,845,953,737
Liabilities
Payable for:
Investments purchased	2,213,518
Investments purchased on a delayed delivery basis	359,842,838
Capital shares purchased	4,247,916
Variation margin for futures contracts	1,182,164
Management services fees	51,560
Distribution and/or service fees	71,617
Service fees	504,313
Compensation of board members	8,141
Compensation of chief compliance officer	938
Other expenses	72,408
Trustees’ deferred compensation plan	171,073
Total liabilities	368,366,486
Net assets applicable to outstanding capital stock	$10,477,587,251
Represented by
Trust capital	$10,477,587,251
Total - representing net assets applicable to outstanding capital stock	$10,477,587,251
Class 2
Net assets	$10,477,587,251
Shares outstanding	767,213,521
Net asset value per share	$13.66
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,880,294
Dividends — affiliated issuers	76,630,079
Interest	671,436
Total income	84,181,809
Expenses:
Management services fees	9,180,650
Distribution and/or service fees
Class 2	12,953,257
Service fees	3,110,534
Compensation of board members	83,095
Custodian fees	26,686
Printing and postage fees	45,561
Audit fees	13,193
Legal fees	111,477
Compensation of chief compliance officer	1,955
Other	93,908
Total expenses	25,620,316
Net investment income	58,561,493
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	36,650,658
Investments — affiliated issuers	33,577,423
Capital gain distributions from underlying affiliated funds	28,896,732
Foreign currency translations	(187,731)
Forward foreign currency exchange contracts	(702,164)
Futures contracts	(2,086,089)
Options purchased	(18,715,271)
Net realized gain	77,433,558
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(59,049,122)
Investments — affiliated issuers	(71,022,173)
Foreign currency translations	(239,925)
Forward foreign currency exchange contracts	228,555
Futures contracts	(48,778,151)
Options purchased	(4,705,587)
Net change in unrealized appreciation (depreciation)	(183,566,403)
Net realized and unrealized loss	(106,132,845)
Net decrease in net assets resulting from operations	$(47,571,352)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$58,561,493	$38,080,323
Net realized gain	77,433,558	170,253,871
Net change in unrealized appreciation (depreciation)	(183,566,403)	1,263,404,356
Net increase (decrease) in net assets resulting from operations	(47,571,352)	1,471,738,550
Increase in net assets from capital stock activity	403,490,966	417,082,709
Total increase in net assets	355,919,614	1,888,821,259
Net assets at beginning of period	10,121,667,637	8,232,846,378
Net assets at end of period	$10,477,587,251	$10,121,667,637
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	32,170,135	444,604,614	42,930,125	550,269,700
Redemptions	(2,986,112)	(41,113,648)	(10,636,580)	(133,186,991)
Net increase	29,184,023	403,490,966	32,293,545	417,082,709
Total net increase	29,184,023	403,490,966	32,293,545	417,082,709
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013 (a)
Per share data
Net asset value, beginning of period	$13.71	$11.67	$11.29	$11.68	$11.14	$10.00
Income (loss) from investment operations:
Net investment income	0.08	0.05	0.04	0.03	0.03	0.02
Net realized and unrealized gain (loss)	(0.13)	1.99	0.34	(0.42)	0.51	1.12
Total from investment operations	(0.05)	2.04	0.38	(0.39)	0.54	1.14
Net asset value, end of period	$13.66	$13.71	$11.67	$11.29	$11.68	$11.14
Total return	(0.37%)	17.48%	3.37%	(3.34%)	4.85%	11.40%
Ratios to average net assets
Total gross expenses(b)	0.49% (c)	0.48%	0.47%	0.48%	0.49%	0.53% (c)
Total net expenses(b),(d)	0.49% (c)	0.48%	0.47%	0.48%	0.49%	0.51% (c)
Net investment income	1.13% (c)	0.42%	0.37%	0.29%	0.26%	0.27% (c)
Supplemental data
Net assets, end of period (in thousands)	$10,477,587	$10,121,668	$8,232,846	$7,441,534	$6,005,482	$1,992,053
Portfolio turnover	37%	83%	91%	74%	47%	36%

Notes to Financial Highlights
(a)	Class 2 shares commenced operations on April 12, 2013. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Growth Fund (formerly known as Columbia Variable Portfolio – Managed Volatility Growth Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018, Columbia Variable Portfolio – Managed Volatility Growth Fund was renamed Variable Portfolio – Managed Volatility Growth Fund.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,474,487*
Equity risk	Investments, at value — Options Purchased	84,805,880
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	161,715*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	6,153,165*
Total		92,595,247

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	14,324,689*
Foreign exchange risk	Component of trust capital - unrealized depreciation on futures contracts	6,463,277*
Total		20,787,966

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	20,783,468	(18,715,271)	2,068,197
Foreign exchange risk	(702,164)	(3,938,543)	—	(4,640,707)
Interest rate risk	—	(18,931,014)	—	(18,931,014)
Total	(702,164)	(2,086,089)	(18,715,271)	(21,503,524)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(43,046,793)	(4,705,587)	(47,752,380)
Foreign exchange risk	228,555	(11,974,592)	—	(11,746,037)
Interest rate risk	—	6,243,234	—	6,243,234
Total	228,555	(48,778,151)	(4,705,587)	(53,255,183)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,467,403,055
Futures contracts — short	56,340,958

Derivative instrument	Average value ($)*
Options contracts — purchased	100,150,303

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	31,613	(82,770)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
Deutsche Bank ($)
Assets
Options purchased puts	84,805,880
Total financial and derivative net assets	84,805,880
Total collateral received (pledged) (a)	-
Net amount (b)	84,805,880

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.18% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2018, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $4,022,647, respectively. The sale transactions resulted in a net realized loss of $69,229.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 2	1.10%
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,417,667,895 and $3,254,733,129, respectively, for the six months ended June 30, 2018, of which $2,410,003,088 and $2,383,694,905, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
26	Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018	27

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Variable Portfolio – Managed Volatility Growth Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
28	Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the twenty-seventh and eighty-fifth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018	29

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the second and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
30	Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018	31

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
32	Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2018

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Variable Portfolio – Managed Volatility Growth Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6599 AM (8/18)

SemiAnnual Report
June 30, 2018
Variable Portfolio – Managed Volatility Conservative Fund
(formerly Columbia Variable Portfolio - Managed Volatility Conservative Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – Managed Volatility Conservative Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – Managed Volatility Conservative Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2014
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	04/12/13	-1.20	2.32	3.32	2.70
Blended Benchmark		-0.97	2.10	4.10	3.44
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	1.57
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 80% Bloomberg Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2018)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	14.6
International	3.7
U.S. Large Cap	8.5
U.S. Mid Cap	1.0
U.S. Small Cap	1.4
Underlying Funds: Fixed-Income Funds	51.2
Investment Grade	51.2
Allocations to Tactical Assets
Exchange-Traded Funds	6.3
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	20.9
Options Purchased Puts	0.3
Residential Mortgage-Backed Securities - Agency	6.7
Total	100.0

(a)	Includes investments in Affiliated Money Market Funds (amounting to $95.8 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	988.00	1,022.09	2.83	2.87	0.57	4.81	4.89	0.97
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 15.6%
	Shares	Value ($)
International 3.9%
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	449,099	5,016,437
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	317,529	3,324,531
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	446,039	5,022,398
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	291,082	3,297,956
Total		16,661,322
U.S. Large Cap 9.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	159,465	3,495,465
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	204,985	10,302,538
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	92,907	2,338,478
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	175,926	3,166,675
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	171,291	1,714,625
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	78,574	1,914,068
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	92,262	2,789,086
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	98,210	2,787,202
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	191,780	3,954,493
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	79,741	1,916,976
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	90,781	2,783,335
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	85,096	1,923,175
Total		39,086,116
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	35,238	975,743
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(a),(b)	44,024	991,416
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	50,801	1,352,832
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	52,215	1,325,207
Total		4,645,198
U.S. Small Cap 1.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	87,981	2,154,667
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	86,367	2,136,719
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	74,571	2,167,774
Total		6,459,160
Total Equity Funds (Cost $49,323,179)		66,851,796

Exchange-Traded Funds 6.7%

iShares iBoxx $ Investment Grade Corporate Bond ETF	14,400	1,649,808
iShares MSCI EAFE ETF	109,532	7,335,358
SPDR S&P 500 ETF Trust	73,425	19,918,734
Total Exchange-Traded Funds (Cost $23,126,457)		28,903,900

Fixed-Income Funds 54.7%

Investment Grade 54.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	4,711,250	46,876,939
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,531,981	14,094,221
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,537,718	23,930,676
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,399,747	14,025,467
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	4,449,108	47,071,561
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,573,112	46,782,937
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	588,205	5,834,997
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	3,463,127	35,877,993
Total		234,494,791
Total Fixed-Income Funds (Cost $242,673,270)		234,494,791

Residential Mortgage-Backed Securities - Agency 7.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/17/2033	2.500%	9,592,000	9,322,249
07/17/2033	3.000%	592,000	588,525
07/17/2033- 07/12/2048	3.500%	20,140,000	20,120,218
07/12/2048	4.000%	592,000	603,545
Total Residential Mortgage-Backed Securities - Agency (Cost $30,588,456)			30,634,537
Options Purchased Puts 0.3%
Value ($)
(Cost $1,542,747)	1,095,710

Money Market Funds 22.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(d)	95,783,332	95,783,332
Total Money Market Funds (Cost $95,781,740)		95,783,332
Total Investments in Securities (Cost: $443,035,849)		457,764,066
Other Assets & Liabilities, Net		(29,026,441)
Net Assets		428,737,625

At June 30, 2018, securities and/or cash totaling $947,595 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
AUD/USD Currency	10	09/2018	USD	739,800	—	(20,787)
BP Currency	18	09/2018	USD	1,489,050	—	(26,841)
Euro FX	10	09/2018	USD	1,467,063	—	(15,412)
EURO STOXX 50	10	09/2018	EUR	339,100	—	(7,905)
FTSE 100 Index	8	09/2018	GBP	608,120	—	(5,029)
JPY Currency	15	09/2018	USD	1,700,156	—	(15,712)
MSCI Singapore IX ETS	4	07/2018	SGD	146,400	819	—
S&P 500 E-mini	56	09/2018	USD	7,620,480	—	(95,059)
S&P 500 Index	1	09/2018	USD	680,400	—	(8,478)
SPI 200 Index	5	09/2018	AUD	768,500	16,259	—
TOPIX Index	9	09/2018	JPY	155,745,000	—	(13,768)
U.S. Long Bond	45	09/2018	USD	6,638,714	129,192	—
U.S. Treasury 10-Year Note	90	09/2018	USD	10,858,191	82,986	—
U.S. Treasury 2-Year Note	73	09/2018	USD	15,482,707	2,150	—
U.S. Treasury 5-Year Note	91	09/2018	USD	10,353,179	49,593	—
U.S. Ultra Bond	2	09/2018	USD	321,046	10,119	—
Total					291,118	(208,991)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	(16)	09/2018	USD	(1,318,000)	28,253	—
S&P 500 E-mini	(1)	09/2018	USD	(136,080)	1,692	—
S&P/TSX 60 Index	(3)	09/2018	CAD	(577,980)	—	(6,537)
Total					29,945	(6,537)

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	24,465,330	90	2,100.00	12/2019	644,304	502,200
S&P 500 Index	Deutsche Bank	USD	16,853,894	62	2,000.00	12/2019	461,096	275,280
S&P 500 Index	Deutsche Bank	USD	11,688,991	43	2,050.00	12/2019	350,151	214,355
S&P 500 Index	Deutsche Bank	USD	4,077,555	15	2,200.00	12/2019	87,196	103,875
Total							1,542,747	1,095,710
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	92,934,721	35,762,178	(32,913,567)	95,783,332	—	(680)	1,110	824,404	95,783,332
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	172,297	17,223	(30,055)	159,465	—	60,229	(70,925)	—	3,495,465
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	241,666	20,316	(56,997)	204,985	—	496,677	(90,709)	—	10,302,538
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	159,493	14,848	(81,434)	92,907	—	327,260	(346,443)	—	2,338,478
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	4,862,354	305,747	(456,851)	4,711,250	343,051	(135,729)	(1,773,339)	1,110,315	46,876,939
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	207,223	18,148	(49,445)	175,926	—	132,631	127,031	—	3,166,675
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,606,387	74,242	(148,648)	1,531,981	—	(122,242)	(245,063)	272,764	14,094,221
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,412,280	379,339	(253,901)	2,537,718	722,672	(80,877)	(2,789,813)	817,268	23,930,676
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	41,582	2,493	(8,837)	35,238	—	44,957	33,150	—	975,743
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	47,187	3,742	(6,905)	44,024	—	11,309	(18,895)	—	991,416
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	179,686	(8,395)	171,291	—	937	7,251	—	1,714,625
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	83,646	8,287	(13,359)	78,574	—	43,498	(78,032)	—	1,914,068
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	102,538	7,998	(22,555)	87,981	—	87,235	63,383	—	2,154,667
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,455,713	85,503	(141,469)	1,399,747	12,262	(36,863)	(419,783)	403,874	14,025,467
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	4,538,276	303,434	(392,602)	4,449,108	291,390	(88,721)	(2,405,362)	1,345,156	47,071,561
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	461,365	52,666	(64,932)	449,099	12,892	24,754	(340,419)	88,879	5,016,437
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – DFA International Value Fund, Class 1 Shares
	320,313	44,785	(47,569)	317,529	15,178	41,193	(340,916)	91,687	3,324,531
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	459,441	53,436	(66,838)	446,039	16,286	28,788	(323,641)	90,804	5,022,398
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	104,635	11,371	(23,744)	92,262	—	110,645	11,376	—	2,789,086
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	114,851	9,888	(26,529)	98,210	—	86,902	125,593	—	2,787,202
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	210,993	19,626	(38,839)	191,780	—	95,493	(50,331)	—	3,954,493
CTIVP SM – MFS® Value Fund, Class 1 Shares
	83,400	8,765	(12,424)	79,741	—	15,204	(82,925)	—	1,916,976
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	112,353	6,618	(28,190)	90,781	—	161,616	210,706	—	2,783,335
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	299,200	38,767	(46,885)	291,082	131,269	32,262	(284,530)	29,204	3,297,956
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	91,206	8,487	(14,597)	85,096	—	26,327	(38,770)	—	1,923,175
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	4,737,170	279,560	(443,618)	4,573,112	86,511	(117,411)	(1,670,971)	1,000,454	46,782,937
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	55,598	4,216	(9,013)	50,801	—	29,609	(7,228)	—	1,352,832
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	624,303	22,785	(58,883)	588,205	—	(9,894)	(73,038)	72,878	5,834,997
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	62,387	3,372	(13,544)	52,215	—	69,211	50,989	—	1,325,207
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	3,524,814	256,315	(318,002)	3,463,127	435,644	(115,334)	(1,854,524)	915,291	35,877,993
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	107,712	6,464	(27,809)	86,367	—	108,665	178,644	—	2,136,719
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	84,476	5,947	(15,852)	74,571	—	36,141	54,643	—	2,167,774
Total					2,067,155	1,363,792	(12,441,781)	7,062,978	397,129,919

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	66,851,796	66,851,796
Exchange-Traded Funds	28,903,900	—	—	—	28,903,900
Fixed-Income Funds	—	—	—	234,494,791	234,494,791
Residential Mortgage-Backed Securities - Agency	—	30,634,537	—	—	30,634,537
Options Purchased Puts	1,095,710	—	—	—	1,095,710
Money Market Funds	—	—	—	95,783,332	95,783,332
Total Investments in Securities	29,999,610	30,634,537	—	397,129,919	457,764,066
Investments in Derivatives
Asset
Futures Contracts	321,063	—	—	—	321,063
Liability
Futures Contracts	(215,528)	—	—	—	(215,528)
Total	30,105,145	30,634,537	—	397,129,919	457,869,601
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $53,714,913)	$59,538,437
Affiliated issuers (cost $387,778,189)	397,129,919
Options purchased (cost $1,542,747)	1,095,710
Margin deposits on:
Futures contracts	947,595
Receivable for:
Investments sold	580,665
Capital shares sold	117,810
Dividends	243,749
Interest	35,897
Variation margin for futures contracts	59,441
Trustees’ deferred compensation plan	25,133
Total assets	459,774,356
Liabilities
Due to custodian	255,518
Payable for:
Investments purchased on a delayed delivery basis	30,624,353
Capital shares purchased	50,484
Variation margin for futures contracts	13,626
Management services fees	2,829
Distribution and/or service fees	2,938
Service fees	20,738
Compensation of board members	2,286
Compensation of chief compliance officer	43
Other expenses	38,783
Trustees’ deferred compensation plan	25,133
Total liabilities	31,036,731
Net assets applicable to outstanding capital stock	$428,737,625
Represented by
Trust capital	$428,737,625
Total - representing net assets applicable to outstanding capital stock	$428,737,625
Class 2
Net assets	$428,737,625
Shares outstanding	37,305,003
Net asset value per share	$11.49
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$320,242
Dividends — affiliated issuers	7,062,978
Interest	38,262
Total income	7,421,482
Expenses:
Management services fees	510,109
Distribution and/or service fees
Class 2	558,195
Service fees	133,741
Compensation of board members	10,782
Custodian fees	18,832
Printing and postage fees	12,077
Audit fees	11,999
Legal fees	4,927
Compensation of chief compliance officer	89
Other	6,698
Total expenses	1,267,449
Net investment income	6,154,033
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	532,741
Investments — affiliated issuers	1,363,792
Capital gain distributions from underlying affiliated funds	2,067,155
Foreign currency translations	(8,420)
Forward foreign currency exchange contracts	(39,622)
Futures contracts	(1,146,252)
Options purchased	(369,145)
Net realized gain	2,400,249
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,364,072)
Investments — affiliated issuers	(12,441,781)
Foreign currency translations	(5,245)
Forward foreign currency exchange contracts	16,405
Futures contracts	(367,033)
Options purchased	75,234
Net change in unrealized appreciation (depreciation)	(14,086,492)
Net realized and unrealized loss	(11,686,243)
Net decrease in net assets resulting from operations	$(5,532,210)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$6,154,033	$5,014,185
Net realized gain	2,400,249	5,178,059
Net change in unrealized appreciation (depreciation)	(14,086,492)	22,691,989
Net increase (decrease) in net assets resulting from operations	(5,532,210)	32,884,233
Decrease in net assets from capital stock activity	(28,636,964)	(14,769,144)
Total increase (decrease) in net assets	(34,169,174)	18,115,089
Net assets at beginning of period	462,906,799	444,791,710
Net assets at end of period	$428,737,625	$462,906,799
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	2,600,049	29,899,910	7,169,967	81,231,494
Redemptions	(5,086,454)	(58,536,874)	(8,648,852)	(96,000,638)
Net decrease	(2,486,405)	(28,636,964)	(1,478,885)	(14,769,144)
Total net decrease	(2,486,405)	(28,636,964)	(1,478,885)	(14,769,144)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013 (a)
Per share data
Net asset value, beginning of period	$11.63	$10.78	$10.46	$10.58	$10.13	$10.00
Income (loss) from investment operations:
Net investment income	0.16	0.13	0.09	0.10	0.06	0.10
Net realized and unrealized gain (loss)	(0.30)	0.72	0.23	(0.22)	0.39	0.03
Total from investment operations	(0.14)	0.85	0.32	(0.12)	0.45	0.13
Net asset value, end of period	$11.49	$11.63	$10.78	$10.46	$10.58	$10.13
Total return	(1.20%)	7.88%	3.06%	(1.13%)	4.44%	1.30%
Ratios to average net assets
Total gross expenses(b)	0.57% (c)	0.55%	0.53%	0.56%	0.61%	0.91% (c)
Total net expenses(b),(d)	0.57% (c)	0.55%	0.53%	0.56%	0.60%	0.67% (c)
Net investment income	2.76% (c)	1.17%	0.86%	0.98%	0.54%	1.34% (c)
Supplemental data
Net assets, end of period (in thousands)	$428,738	$462,907	$444,792	$241,975	$142,420	$62,186
Portfolio turnover	57%	103%	106%	142%	184%	109%

Notes to Financial Highlights
(a)	Class 2 shares commenced operations on April 12, 2013. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Conservative Fund (formerly known as Columbia Variable Portfolio – Managed Volatility Conservative Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018, Columbia Variable Portfolio – Managed Volatility Conservative Fund was renamed Variable Portfolio – Managed Volatility Conservative Fund.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
16	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
18	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to facilitate buying and selling of securities for investments, to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	47,023*
Equity risk	Investments, at value — Options Purchased	1,095,710
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	274,040*
Total		1,416,773

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	136,776*
Foreign exchange risk	Component of trust capital - unrealized depreciation on futures contracts	78,752*
Total		215,528

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
20	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	637,906	(369,145)	268,761
Foreign exchange risk	(39,622)	(147,366)	—	(186,988)
Interest rate risk	—	(1,636,792)	—	(1,636,792)
Total	(39,622)	(1,146,252)	(369,145)	(1,555,019)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(668,406)	75,234	(593,172)
Foreign exchange risk	16,405	(102,921)	—	(86,516)
Interest rate risk	—	404,294	—	404,294
Total	16,405	(367,033)	75,234	(275,394)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	66,189,006
Futures contracts — short	1,349,230

Derivative instrument	Average value ($)*
Options contracts — purchased	1,339,010

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	3,471	(1,939)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
Deutsche Bank ($)
Assets
Options purchased puts	1,095,710
Total financial and derivative net assets	1,095,710
Total collateral received (pledged) (a)	-
Net amount (b)	1,095,710

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
22	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.23% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2018, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $420,306, respectively. The sale transactions resulted in a net realized loss of $7,558.
24	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 2	1.10%
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $216,618,034 and $236,883,823, respectively, for the six months ended June 30, 2018, of which $185,005,712 and $180,003,209, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
26	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	27

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Variable Portfolio – Managed Volatility Conservative Fund (formerly, Columbia Variable Portfolio – Managed Volatility Conservative Fund) (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
28	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the sixty-sixth and eighty-fourth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	29

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the second and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
30	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018	31

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
32	Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2018

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Variable Portfolio – Managed Volatility Conservative Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6627 AM (8/18)

SemiAnnual Report
June 30, 2018
Variable Portfolio – Managed Risk Fund
(formerly Columbia Variable Portfolio - Managed Risk Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – Managed Risk Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – Managed Risk Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2017
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2017
David Weiss, CFA
Portfolio Manager
Managed Fund since 2017
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	Life
Class 2	09/12/17	-0.29	3.60
Blended Benchmark		-0.03	3.39
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-1.53
Russell 3000 Index		3.22	11.26
MSCI EAFE Index (Net)		-2.75	1.75
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2018)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	53.2
International	16.4
U.S. Large Cap	32.7
U.S. Small Cap	4.1
Underlying Funds: Fixed-Income Funds	28.7
Investment Grade	28.7
Allocations to Tactical Assets
Exchange-Traded Funds	5.3
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	10.0
Residential Mortgage-Backed Securities - Agency	2.8
Total	100.0

(a)	Includes investments in Affiliated Money Market Funds (amounting to $6.0 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	997.10	1,022.24	2.69	2.72	0.54	5.48	5.55	1.10
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 55.0%
	Shares	Value ($)
International 17.0%
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	872,495	9,824,294
U.S. Large Cap 33.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	195,092	9,805,321
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	475,353	9,801,783
Total		19,607,104
U.S. Small Cap 4.2%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	49,510	1,224,872
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	42,034	1,221,933
Total		2,446,805
Total Equity Funds (Cost $31,611,210)		31,878,203

Exchange-Traded Funds 5.5%

iShares Core U.S. Aggregate Bond ETF	24,750	2,631,420
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,720	540,770
Total Exchange-Traded Funds (Cost $3,211,303)		3,172,190

Fixed-Income Funds 29.7%

Investment Grade 29.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	739,896	7,361,969
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	247,460	2,454,799
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	710,500	7,360,785
Total		17,177,553
Total Fixed-Income Funds (Cost $17,722,457)		17,177,553
Residential Mortgage-Backed Securities - Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/17/2033	2.500%	1,750,000	1,700,786
Total Residential Mortgage-Backed Securities - Agency (Cost $1,693,604)			1,700,786

Money Market Funds 10.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(d)	5,956,609	5,956,609
Total Money Market Funds (Cost $5,956,358)		5,956,609
Total Investments in Securities (Cost: $60,194,932)		59,885,341
Other Assets & Liabilities, Net		(1,980,180)
Net Assets		57,905,161
At June 30, 2018, securities and/or cash totaling $97,731 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	2	09/2018	USD	295,054	5,742	—
U.S. Treasury 10-Year Note	4	09/2018	USD	482,586	3,688	—
U.S. Treasury 2-Year Note	1	09/2018	USD	212,092	29	—
U.S. Treasury 5-Year Note	4	09/2018	USD	455,085	2,180	—
U.S. Treasury 5-Year Note	1	09/2018	USD	113,771	—	(267)
U.S. Ultra Bond	7	09/2018	USD	1,123,661	31,044	—
Total					42,683	(267)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(2)	09/2018	GBP	(152,030)	1,308	—
MSCI EAFE Index	(2)	09/2018	USD	(195,540)	6,560	—
S&P 500 E-mini	(9)	09/2018	USD	(1,224,720)	13,858	—
Total					21,726	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	2,111,451	6,625,053	(2,779,895)	5,956,609	—	99	209	37,785	5,956,609
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	61,393	133,985	(286)	195,092	—	(381)	151,352	—	9,805,321
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	217,024	523,178	(306)	739,896	53,238	(6)	(225,375)	172,310	7,361,969
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	250,472	622,364	(341)	872,495	31,587	27	(581,754)	145,690	9,824,294
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	145,803	330,201	(651)	475,353	—	(581)	9,236	—	9,801,783
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	74,430	173,134	(104)	247,460	—	(4)	(27,783)	30,287	2,454,799
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	205,568	505,221	(289)	710,500	88,328	(9)	(302,368)	185,578	7,360,785
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	16,981	32,769	(240)	49,510	—	(20)	90,921	—	1,224,872
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	13,299	28,838	(103)	42,034	—	(71)	36,534	—	1,221,933
Total					173,153	(946)	(849,028)	571,650	55,012,365

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Currency Legend
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	31,878,203	31,878,203
Exchange-Traded Funds	3,172,190	—	—	—	3,172,190
Fixed-Income Funds	—	—	—	17,177,553	17,177,553
Residential Mortgage-Backed Securities - Agency	—	1,700,786	—	—	1,700,786
Money Market Funds	—	—	—	5,956,609	5,956,609
Total Investments in Securities	3,172,190	1,700,786	—	55,012,365	59,885,341
Investments in Derivatives
Asset
Futures Contracts	64,409	—	—	—	64,409
Liability
Futures Contracts	(267)	—	—	—	(267)
Total	3,236,332	1,700,786	—	55,012,365	59,949,483
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,904,907)	$4,872,976
Affiliated issuers (cost $55,290,025)	55,012,365
Margin deposits on:
Futures contracts	97,731
Receivable for:
Capital shares sold	134,153
Dividends	9,618
Variation margin for futures contracts	380
Expense reimbursement due from Investment Manager	31
Trustees’ deferred compensation plan	4,757
Total assets	60,132,011
Liabilities
Payable for:
Investments purchased	471,001
Investments purchased on a delayed delivery basis	1,695,548
Capital shares purchased	1,505
Variation margin for futures contracts	3,989
Management services fees	212
Distribution and/or service fees	392
Service fees	2,332
Compensation of board members	1,425
Compensation of chief compliance officer	12
Other expenses	45,677
Trustees’ deferred compensation plan	4,757
Total liabilities	2,226,850
Net assets applicable to outstanding capital stock	$57,905,161
Represented by
Trust capital	$57,905,161
Total - representing net assets applicable to outstanding capital stock	$57,905,161
Class 2
Net assets	$57,905,161
Shares outstanding	5,591,223
Net asset value per share	$10.36
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$14,869
Dividends — affiliated issuers	571,650
Interest	123
Total income	586,642
Expenses:
Management services fees	22,916
Distribution and/or service fees
Class 2	45,148
Service fees	10,500
Compensation of board members	6,958
Custodian fees	24,354
Printing and postage fees	583
Audit fees	14,425
Legal fees	516
Other	2,456
Total expenses	127,856
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(31,059)
Total net expenses	96,797
Net investment income	489,845
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(24,508)
Investments — affiliated issuers	(946)
Capital gain distributions from underlying affiliated funds	173,153
Foreign currency translations	1,447
Futures contracts	(61,675)
Net realized gain	87,471
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(37,353)
Investments — affiliated issuers	(849,028)
Foreign currency translations	(670)
Futures contracts	56,938
Net change in unrealized appreciation (depreciation)	(830,113)
Net realized and unrealized loss	(742,642)
Net decrease in net assets resulting from operations	$(252,797)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017 (a)
Operations
Net investment income (loss)	$489,845	$(652)
Net realized gain	87,471	41,742
Net change in unrealized appreciation (depreciation)	(830,113)	583,994
Net increase (decrease) in net assets resulting from operations	(252,797)	625,084
Increase in net assets from capital stock activity	40,355,304	7,177,570
Total increase in net assets	40,102,507	7,802,654
Net assets at beginning of period	17,802,654	10,000,000
Net assets at end of period	$57,905,161	$17,802,654

(a)	Based on operations from September 12, 2017 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	3,883,281	40,411,573	1,713,483	17,475,830
Redemptions	(5,367)	(56,269)	(1,000,174)	(10,298,260)
Net increase	3,877,914	40,355,304	713,309	7,177,570
Total net increase	3,877,914	40,355,304	713,309	7,177,570

(a)	Based on operations from September 12, 2017 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017 (a)
Per share data
Net asset value, beginning of period	$10.39	$10.00
Income (loss) from investment operations:
Net investment income	0.14	(0.00) (b)
Net realized and unrealized gain (loss)	(0.17)	0.39
Total from investment operations	(0.03)	0.39
Net asset value, end of period	$10.36	$10.39
Total return	(0.29%)	3.90%
Ratios to average net assets
Total gross expenses(c)	0.71% (d)	1.17% (d)
Total net expenses(c),(e)	0.54% (d)	0.49% (d)
Net investment income (loss)	2.71% (d)	(0.01%) (d)
Supplemental data
Net assets, end of period (in thousands)	$57,905	$17,803
Portfolio turnover	27%	75%

Notes to Financial Highlights
(a)	The Fund commenced operations on September 12, 2017. Per share data and total return reflect activity from that date.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	13

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Risk Fund (formerly known as Columbia Variable Portfolio - Managed Risk Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018, Columbia Variable Portfolio - Managed Risk Fund was renamed Variable Portfolio – Managed Risk Fund.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by the Investment Manager, its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts (Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
14	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
16	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	21,726*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	42,683*
Total		64,409

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	267*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(547)
Interest rate risk	(61,128)
Total	(61,675)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	14,303
Interest rate risk	42,635
Total	56,938
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,809,396
Futures contracts — short	810,451

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
18	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.13% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Other expenses
Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include printing costs and as applicable, miscellaneous and legal fees. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
20	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 2	1.10%
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $47,337,087 and $9,022,544, respectively, for the six months ended June 30, 2018, of which $9,703,449 and $8,829,076, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
22	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	23

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Variable Portfolio – Managed Risk Fund (formerly, Columbia Variable Portfolio – Managed Risk Fund) (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
24	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the fortieth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the since-inception period.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the first and third quintiles, respectively, (where the lowest fees
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	25

Board Consideration and Approval of Management
Agreement  (continued)
and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
26	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Variable Portfolio – Managed Risk Fund | Semiannual Report 2018	27

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
28	Variable Portfolio – Managed Risk Fund | Semiannual Report 2018

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Variable Portfolio – Managed Risk Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
C-2031 AM (8/18)

SemiAnnual Report
June 30, 2018
Variable Portfolio – Managed Risk U.S. Fund
(formerly Columbia Variable Portfolio - Managed Risk U.S. Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – Managed Risk U.S. Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – Managed Risk U.S. Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2017
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2017
David Weiss, CFA
Portfolio Manager
Managed Fund since 2017
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	Life
Class 2	09/12/17	0.48	5.20
Blended Benchmark		0.58	4.46
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-1.53
S&P 500 Index		2.65	10.57
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index and 50% S&P 500 Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2018)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	53.2
U.S. Large Cap	53.2
Underlying Funds: Fixed-Income Funds	28.8
Investment Grade	28.8
Allocations to Tactical Assets
Exchange-Traded Funds	5.5
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	9.7
Residential Mortgage-Backed Securities - Agency	2.8
Total	100.0

(a)	Includes investments in Affiliated Money Market Funds (amounting to $3.8 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,004.80	1,022.09	2.85	2.87	0.57	5.50	5.55	1.10
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 55.1%
	Shares	Value ($)
U.S. Large Cap 55.1%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	127,869	6,426,679
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	141,654	4,020,146
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	311,573	6,424,634
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	177,981	4,022,383
Total		20,893,842
Total Equity Funds (Cost $20,218,103)		20,893,842

Exchange-Traded Funds 5.7%

iShares Core U.S. Aggregate Bond ETF	15,200	1,616,064
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,585	410,733
SPDR S&P 500 ETF Trust	435	118,007
Total Exchange-Traded Funds (Cost $2,165,235)		2,144,804

Fixed-Income Funds 29.7%

Investment Grade 29.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	486,184	4,837,529
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	162,500	1,612,000
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	466,828	4,836,336
Total		11,285,865
Total Fixed-Income Funds (Cost $11,643,344)		11,285,865
Residential Mortgage-Backed Securities - Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/17/2033	2.500%	1,150,000	1,117,659
Total Residential Mortgage-Backed Securities - Agency (Cost $1,112,939)			1,117,659

Money Market Funds 10.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(d)	3,792,733	3,792,733
Total Money Market Funds (Cost $3,792,578)		3,792,733
Total Investments in Securities (Cost: $38,932,199)		39,234,903
Other Assets & Liabilities, Net		(1,302,573)
Net Assets		37,932,330
At June 30, 2018, securities and/or cash totaling $24,870 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	2	09/2018	USD	295,054	5,742	—
U.S. Treasury 10-Year Note	1	09/2018	USD	120,647	922	—
U.S. Treasury 5-Year Note	3	09/2018	USD	341,314	1,635	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1	09/2018	USD	113,771	—	(267)
U.S. Ultra Bond	5	09/2018	USD	802,615	20,924	—
Total					29,223	(267)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	1,416,025	4,464,856	(2,088,148)	3,792,733	—	63	139	24,833	3,792,733
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	42,008	85,942	(81)	127,869	—	(165)	96,514	—	6,426,679
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	148,672	337,518	(6)	486,184	34,973	—	(148,561)	113,191	4,837,529
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	48,038	93,739	(123)	141,654	—	(115)	154,776	—	4,020,146
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	99,778	211,898	(103)	311,573	—	(135)	4,231	—	6,424,634
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	56,020	122,249	(288)	177,981	—	(519)	(27,580)	—	4,022,383
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	50,977	126,924	(15,401)	162,500	—	(890)	(17,448)	19,872	1,612,000
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	140,836	325,999	(7)	466,828	58,015	(1)	(198,936)	121,890	4,836,336
Total					92,988	(1,762)	(136,865)	279,786	35,972,440

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	20,893,842	20,893,842
Exchange-Traded Funds	2,144,804	—	—	—	2,144,804
Fixed-Income Funds	—	—	—	11,285,865	11,285,865
Residential Mortgage-Backed Securities - Agency	—	1,117,659	—	—	1,117,659
Money Market Funds	—	—	—	3,792,733	3,792,733
Total Investments in Securities	2,144,804	1,117,659	—	35,972,440	39,234,903
Investments in Derivatives
Asset
Futures Contracts	29,223	—	—	—	29,223
Liability
Futures Contracts	(267)	—	—	—	(267)
Total	2,173,760	1,117,659	—	35,972,440	39,263,859
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,278,174)	$3,262,463
Affiliated issuers (cost $35,654,025)	35,972,440
Margin deposits on:
Futures contracts	24,870
Receivable for:
Investments sold	108,818
Capital shares sold	78,621
Dividends	6,771
Interest	1,278
Variation margin for futures contracts	62
Expense reimbursement due from Investment Manager	46
Trustees’ deferred compensation plan	4,734
Total assets	39,460,103
Liabilities
Payable for:
Investments purchased	359,913
Investments purchased on a delayed delivery basis	1,114,217
Capital shares purchased	3,082
Variation margin for futures contracts	406
Management services fees	136
Distribution and/or service fees	257
Service fees	1,492
Compensation of board members	1,401
Compensation of chief compliance officer	6
Other expenses	42,129
Trustees’ deferred compensation plan	4,734
Total liabilities	1,527,773
Net assets applicable to outstanding capital stock	$37,932,330
Represented by
Trust capital	$37,932,330
Total - representing net assets applicable to outstanding capital stock	$37,932,330
Class 2
Net assets	$37,932,330
Shares outstanding	3,604,079
Net asset value per share	$10.52
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,369
Dividends — affiliated issuers	279,786
Total income	289,155
Expenses:
Management services fees	14,861
Distribution and/or service fees
Class 2	29,274
Service fees	6,694
Compensation of board members	6,879
Custodian fees	22,088
Printing and postage fees	504
Audit fees	14,425
Legal fees	329
Other	3,057
Total expenses	98,111
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(31,834)
Total net expenses	66,277
Net investment income	222,878
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,408)
Investments — affiliated issuers	(1,762)
Capital gain distributions from underlying affiliated funds	92,988
Futures contracts	(33,819)
Net realized gain	31,999
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(19,517)
Investments — affiliated issuers	(136,865)
Futures contracts	23,084
Net change in unrealized appreciation (depreciation)	(133,298)
Net realized and unrealized loss	(101,299)
Net increase in net assets resulting from operations	$121,579
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017 (a)
Operations
Net investment income (loss)	$222,878	$(10,885)
Net realized gain	31,999	190,818
Net change in unrealized appreciation (depreciation)	(133,298)	464,958
Net increase in net assets resulting from operations	121,579	644,891
Increase in net assets from capital stock activity	25,620,402	1,545,458
Total increase in net assets	25,741,981	2,190,349
Net assets at beginning of period	12,190,349	10,000,000
Net assets at end of period	$37,932,330	$12,190,349

(a)	Based on operations from September 12, 2017 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	2,459,535	25,831,642	1,165,001	11,925,794
Redemptions	(20,154)	(211,240)	(1,000,303)	(10,380,336)
Net increase	2,439,381	25,620,402	164,698	1,545,458
Total net increase	2,439,381	25,620,402	164,698	1,545,458

(a)	Based on operations from September 12, 2017 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017 (a)
Per share data
Net asset value, beginning of period	$10.47	$10.00
Income from investment operations:
Net investment income (loss)	0.10	(0.01)
Net realized and unrealized gain (loss)	(0.05)	0.48
Total from investment operations	0.05	0.47
Net asset value, end of period	$10.52	$10.47
Total return	0.48%	4.70%
Ratios to average net assets
Total gross expenses(b)	0.84% (c)	1.19% (c)
Total net expenses(b),(d)	0.57% (c)	0.52% (c)
Net investment income (loss)	1.90% (c)	(0.26%) (c)
Supplemental data
Net assets, end of period (in thousands)	$37,932	$12,190
Portfolio turnover	29%	109%

Notes to Financial Highlights
(a)	The Fund commenced operations on September 12, 2017. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	13

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Risk U.S. Fund (formerly known as Columbia Variable Portfolio - Managed Risk U.S. Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018, Columbia Variable Portfolio - Managed Risk U.S. Fund was renamed Variable Portfolio – Managed Risk U.S. Fund.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by the Investment Manager, its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts (Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
14	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to manage exposure to commodities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
16	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	29,223*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	267*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	8,230
Interest rate risk	(42,049)
Total	(33,819)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,510)
Interest rate risk	27,594
Total	23,084
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,711,103

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
18	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.13% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Other expenses
Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include printing costs and as applicable, miscellaneous and legal fees. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
20	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 2	1.10%
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $30,741,385 and $6,451,564, respectively, for the six months ended June 30, 2018, of which $6,436,899 and $5,853,141, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
22	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	23

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Variable Portfolio – Managed Risk U.S. Fund (formerly, Columbia Variable Portfolio – Managed Risk U.S. Fund) (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
24	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the eleventh percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the since-inception period.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were ranked in the first and second quintiles, respectively, (where the lowest
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	25

Board Consideration and Approval of Management
Agreement  (continued)
fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
26	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018	27

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
28	Variable Portfolio – Managed Risk U.S. Fund | Semiannual Report 2018

[THIS PAGE INTENTIONALLY LEFT BLANK]

Variable Portfolio – Managed Risk U.S. Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
C-2033 AM (8/18)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher O. Petersen

Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen

Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke

Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 20, 2018